[LOGO OF NORTH AMERICAN FUNDS]       REPORT TO
                                     SHAREHOLDERS





--------------------------------------------------------------------------------
North American Funds(R)                Semi-Annual Report       April 30, 2000
--------------------------------------------------------------------------------

                                     Unaudited
                                     Financial
                                     Statements

NORTH AMERICAN FUNDS
President's Message
--------------------------------------------------------------------------------

North American Funds
President's Message
June 15, 2000

Dear Shareholder:

I am pleased to inform you about a recent development that has taken place at North American Funds and to provide you with information about the market environment in which your funds were managed during the six-month period ended April 30, 2000.

In March, the North American Funds became part of American General Corporation. Headquartered in Houston, American General is a leading provider of retirement services, investments, life insurance and consumer loans. The acquisition of North American Funds by American General Corporation provides you with the backing of one of the largest and most successful financial organizations in the country. We believe that the additional access to resources, research and technology that American General offers, along with our continuing commitment to providing you with leading investment managers who have proven themselves in their fields of expertise, will strengthen our ability to help you reach your goals in the months and years to come.

Financial Market Review

Equity Markets
Three Federal Reserve Board interest rate hikes and a tug of war between technology stocks and the stocks of more traditional companies created a volatile investment environment during the six-month period that ended April 30, 2000.

The period began on a strong note, with stocks on a broad upward trend. While the technology-heavy NASDAQ Composite Index made the strongest gains, all of the major market indices closed 1999 with double-digit returns. As we moved into 2000, however, there was a dramatic change in the investment environment and in investor psychology. Higher interest rates, inflation worries and questions about the sustainability of the high valuations of some stocks introduced a measure of uncertainty in the market. As a result, investors began rotating out of expensive technology issues into more traditional stocks. For a time, sector rotation was almost a daily event, with investors favoring traditional companies, or so-called "old economy" stocks one day and then turning to "new economy," or technology companies, the next. By the end of April 2000, all of the major market indices had declined from their year end 1999 levels.

Activity in overseas markets mirrored that of the U.S. market, with investors favoring technology stocks and then turning to other areas of the economy when technology stocks appeared overvalued. In Europe, stronger economic growth, falling unemployment and rising consumer and business confidence were positive for the long-term growth of stocks in the region. In Asia, Japan continued to struggle to regain its economic footing, however, many of the country's economic indicators were positive. Japanese imports and capital spending are rising, business confidence is improving and the commercial real estate market is gaining strength. Outside Japan, other Asian markets were affected by volatility in technology issues.

Fixed Income Markets
During the period, the U.S. Treasury announced an initiative to reduce the national debt by scaling back the issuance of long-term bonds and buying back some outstanding debt. This move sparked a rally in longer-term Treasury securities because investors believed that the scarcity of bonds would drive prices higher. The Treasury's debt reduction program, coupled with the Fed's tighter monetary policy, produced an inverted yield curve--one in which yields on short-term Treasury securities outpaced the yields on long-term Treasury securities. In other fixed income sector, yields on high yield and investment grade corporate bonds rose and prices declined.

Personal Investing Strategies
As the year continues, the stocks of many companies may continue to face challenges from rising short-term rates and high valuations among market leaders, though the recent correction made the prices of many stocks more reasonable. We believe the current market volatility underscores the need for investors to diversify their investments. Diversification has and always will be a critical component to investing responsibly. In our opinion, another component to investing responsibly is the identification of when you are going to need the money you are investing, as this will determine the type of securities you should consider. For example, if you need your money within twelve months of investing, the stock market is probably not the place to be invested. However, if you are in the market for the long haul, then you should remain consistent with your long-term plans. As always, you should consult your financial advisor to help you determine the proper investments to meet your individual needs.

At North American Funds, we are committed to you and to your investment future. The new relationship with American General only strengthens our commitment, and over the upcoming months you will see the advantages we can offer due to this exciting new association. Look for new products, services and additional enhancements to our website going forward. You have our promise that we will continue to strive to provide you with disciplined and varied investment management expertise and high quality customer service, all in one fund family.

If you have any questions about your investments, we encourage you to call our customer service team at 800-872-8037 from 9:00 to 6:00 PM, Eastern Time, Monday through Friday. Or, you may use our enhanced automated information line at 800-872-2251, 24 hours a day, seven days a week. You can also obtain up-to-date performance information and daily pricing for any North American Fund at our website at www.northamericanfunds.com. Thank you for your continued support.

Sincerely,

/s/ Alice T. Kane

Alice T. Kane
Chairman and President
North American Funds

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Small Cap     Mid Cap
                                                                   Growth Fund  Growth Fund
                          International International    Global     (formerly    (formerly
                            Small Cap      Equity        Equity      Emerging    Small/Mid
                              Fund          Fund          Fund       Growth)        Cap)
                          ------------- ------------- ------------ ------------ ------------
ASSETS:
-------
Investments in
 securities, at value*
 (Includes a repurchase
 agreement of $4,431,000
 in the International
 Small Cap Fund) (See
 accompanying Portfolio
 of Investments)........   $31,979,742   $26,256,131   $53,094,644   $5,573,838  $52,979,358
Receivable for forward
 foreign currency
 contracts to sell
 (Notes 2 and 8)........       632,325     4,517,506             -            -            -
Forward foreign currency
 contracts to buy, at
 value (Cost: $1,558,256
 and $4,339,981,
 respectively)..........     1,545,263     4,413,647             -            -            -
Cash....................           550           661           447            -           90
Foreign currency (Cost:
 $17,707 in Int'l Small
 Cap, and $42,350 in
 Int'l Equity $81,903 in
 Global Equity).........        17,137        40,125        81,903            -            -
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........             -     3,161,281     3,642,166            -   10,194,186
Variation margin
 receivable for open
 futures contracts......             -        84,583             -            -            -
Deferred Organization
 Costs..................             -             -             -       17,566            -
Receivables:
 Investments sold.......       724,616       113,703        48,989       12,507      202,187
 Fund shares sold.......       170,781         6,297         2,100        2,733        1,000
 Dividends..............        23,552        45,110       171,910            -        3,673
 Interest...............         3,169         1,065         1,429        2,342          188
 Foreign tax withholding
  reclaims..............         3,490        15,914        42,541            -            -
 From adviser...........             -             -             -        7,177            -
Other assets............        56,030        86,286             -       71,621       44,450
                          ------------  ------------  ------------ ------------ ------------
  Total assets..........    35,156,655    38,742,309    57,086,129    5,687,784   63,425,132
                          ------------  ------------  ------------ ------------ ------------
LIABILITIES:
------------
Forward foreign currency
 contracts to sell, at
 value (Cost: $632,325
 and $4,517,506,
 respectively)
 (Notes 2 and 8)........       627,856     4,628,590             -            -            -
Collateral on securities
 loaned, at value (Note
 2).....................             -     3,161,281     3,642,166            -   10,194,186
Payables:
 Forward foreign
  currency contracts to
  buy (Notes 2 and 8)...     1,558,256     4,339,981             -            -            -
 Investments purchased..     1,616,296     1,356,494       972,007        2,398      219,043
 Fund shares redeemed...        23,655        24,614       101,062            -        6,854
 Dividend and interest
  withholding tax.......         2,607         8,909        19,749            -            -
 Investment adviser.....        15,313        12,546        44,187            -       21,370
 Custodian and transfer
  agent fees............             -        16,510        14,742          366        2,299
 Distribution fee.......             -        11,279        17,039        3,820       19,541
 Other accrued expenses.         5,971         1,046        29,012           23        1,225
                          ------------  ------------  ------------ ------------ ------------
  Total liabilities.....     3,849,954    13,561,250     4,839,964        6,607   10,464,518
                          ------------  ------------  ------------ ------------ ------------
NET ASSETS..............   $31,306,701   $25,181,059   $52,246,165   $5,681,177  $52,960,614
                          ------------  ------------  ------------ ------------ ------------

*See Page 2

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued -- APRIL 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                    Small Cap     Mid Cap
                                                                   Growth Fund  Growth Fund
                          International International    Global     (formerly    (formerly
                            Small Cap      Equity        Equity      Emerging    Small/Mid
                              Fund          Fund          Fund       Growth)        Cap)
                          ------------- ------------- ------------ ------------ ------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment
  income/(loss) (Note
  2)....................    ($319,017)    ($173,220)    ($404,327)    ($32,450)   ($507,479)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....    10,047,539     2,199,732     3,074,000      458,006   19,882,834
 Unrealized appreciation
  (depreciation) on:
 Investments............   (3,153,418)     1,443,642   (1,889,668)       66,064  (5,397,620)
 Futures................                    (42,090)
 Foreign currency and
  forward foreign
  currency contracts....         (857)      (34,563)       (8,841)            -            -
 Capital shares at par
  value of $.001 (Note
  3)....................         1,408         2,198         4,405          320        2,730
 Additional paid-in
  capital...............    24,731,046    21,785,360    51,470,596    5,189,237   38,980,149
                          ------------  ------------  ------------ ------------ ------------
  Net assets............   $31,306,701   $25,181,059   $52,246,165   $5,681,177  $52,960,614
                          ------------  ------------  ------------ ------------ ------------
*Investments in
 securities, at
 identified cost (Note
 2).....................   $35,133,160   $24,812,489   $54,984,312   $5,507,774  $58,376,978
                          ------------  ------------  ------------ ------------ ------------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value....    $6,017,118    $4,716,463    $8,200,043   $1,106,327   $7,727,556
 Shares outstanding.....       263,003       408,338       678,606       60,898      386,150
Net asset value (NAV)
 and redemption price
 per share..............        $22.88        $11.55        $12.08       $18.17       $20.01

                                ------        ------        ------       ------       ------
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
  more the offering
  price is reduced......        $24.27        $12.25        $12.81       $19.27       $21.23

                                ------        ------        ------       ------       ------
Class B Shares
 Net assets at value....   $12,941,316   $13,853,380   $16,314,006   $2,207,793  $22,411,471
 Shares outstanding.....       586,715     1,212,060     1,383,840      124,352    1,163,011
Net asset value,
 offering price and
 redemption price per
 share..................        $22.06        $11.43        $11.79       $17.75       $19.27

                                ------        ------        ------       ------       ------
Class C Shares
 Net assets at value....   $12,348,267    $6,611,216   $27,732,116   $2,367,057  $22,821,587
 Shares outstanding.....       557,792       578,468     2,341,954      133,317    1,182,131
Net asset value,
 offering price and
 redemption price per
 share..................        $22.14        $11.43        $11.84       $17.76       $19.31

                                ------        ------        ------       ------       ------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued -- APRIL 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                            Large Cap
                           Growth Fund
                            (formerly    Tax-Sensitive   Growth &       Equity-
                          Growth Equity)  Equity Fund   Income Fund   Income Fund  Balanced Fund
                          -------------- ------------- ------------- ------------- -------------
ASSETS:
-------
Investments in
 securities, at value*
 (See accompanying
 Portfolio of
 Investments)...........    $58,818,425     $5,239,828  $291,407,739   $68,234,433   $56,167,605
Cash....................            176         31,490           856             -            81
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........      4,271,340              -     9,571,700     4,347,700             -
Variation margin
 receivable for open
 futures contracts......              -              -             -             -             -
Deferred Organization
 Costs..................              -         17,484             -             -             -
Receivables:
 Investments sold.......         16,851              -       803,228       981,192       386,769
 Fund shares sold.......          9,846              -       145,179         2,587             -
 Dividends..............         15,221          4,050       286,327       153,819        31,194
 Interest...............          2,149              -           379             -       336,429
 Foreign tax withholding
  reclaims..............             88              -             -             -         5,863
 From adviser...........              -          7,619             -             -             -
Other assets............         89,475         63,068             -             -             -
                          -------------  ------------- ------------- ------------- -------------
  Total assets..........     63,223,571      5,363,539   302,215,408    73,719,731    56,927,941
                          -------------  ------------- ------------- ------------- -------------
LIABILITIES:
------------
Collateral on securities
 loaned, at value (Note
 2).....................      4,271,340              -     9,571,700     4,347,700             -
Payables:
 Investments purchased..      2,421,988              -       501,054             -       640,099
 Fund shares redeemed...         14,359              -       111,809        55,701        12,599
 Dividend and interest
  withholding tax.......              -              -             -             -           228
 Investment adviser.....         28,539              -       125,845        13,405        21,128
 Custodian and transfer
  agent fees............          1,881          5,007        97,877        45,538        36,053
 Distribution fee.......         75,325          4,103        90,061        20,371        11,264
 Due to custodian.......              -              -             -       308,151             -
 Other accrued expenses.          1,446              -       232,197        35,870         9,575
                          -------------  ------------- ------------- ------------- -------------
  Total liabilities.....      6,814,878          9,110    10,730,543     4,826,736       730,946
                          -------------  ------------- ------------- ------------- -------------
NET ASSETS..............    $56,408,693     $5,354,429  $291,484,865   $68,892,995   $56,196,995
                          -------------  ------------- ------------- ------------- -------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment
  income/(loss)
  (Note 2)..............     ($446,227)      ($36,805)  ($1,214,531)      $100,384       $85,531
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....      3,708,754    (1,966,196)    10,743,171   (6,755,784)   (2,207,893)
 Unrealized appreciation
  (depreciation) on:
 Investments............      8,619,646      1,316,803   113,753,736     1,929,977       799,721
 Foreign currency and
  forward foreign
  currency contracts....           (14)              -           (3)             -         (930)
 Capital shares at par
  value of $.001 (Note
  3)....................          2,645            547        10,645         5,953         6,120
 Additional paid-in
  capital...............     44,523,889      6,040,080   168,191,847    73,612,465    57,514,446
                          -------------  ------------- ------------- ------------- -------------
  Net assets............    $56,408,693     $5,354,429  $291,484,865   $68,892,995   $56,196,995
                          -------------  ------------- ------------- ------------- -------------
*Investments in
 securities, at
 identified cost
 (Note 2)...............    $50,198,779     $3,923,025  $177,654,003   $66,304,456   $55,367,884
                          -------------  ------------- ------------- ------------- -------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued--APRIL 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                            Large Cap
                           Growth Fund
                            (formerly    Tax-Sensitive   Growth &     Equity-    Balanced
                          Growth Equity)  Equity Fund  Income Fund  Income Fund    Fund
                          -------------- ------------- ------------ ----------- -----------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value....    $6,633,385      $277,302    $37,294,027  $8,858,155  $4,754,178
 Shares outstanding.....       302,922        27,777      1,338,809     761,835     521,879
Net asset value (NAV)
 and redemption price
 per share..............        $21.90         $9.98         $27.86      $11.63       $9.11
                                ------         -----         ------      ------       -----
Public offering price
 per share (100/94.25 of
 NAV) On sales of
 $100,000 or more the
 offering price is
 reduced................        $23.24        $10.59         $29.56      $12.34       $9.66
                                ------        ------         ------      ------       -----
Class B Shares
 Net assets at value....   $23,250,380    $2,449,960   $101,640,228 $18,267,294  $9,708,622
 Shares outstanding.....     1,093,208       250,313      3,731,467   1,588,017   1,070,311
Net asset value,
 offering price and
 redemption price per
 share..................        $21.27         $9.79         $27.24      $11.50       $9.07
                                ------         -----         ------      ------       -----
Class C Shares
 Net assets at value....   $26,524,928    $2,627,167   $152,550,610 $41,767,546 $41,734,195
 Shares outstanding.....     1,248,099       269,042      5,575,992   3,602,764   4,526,293
Net asset value,
 offering price and
 redemption price per
 share..................        $21.25         $9.76         $27.36      $11.59       $9.22
                                ------         -----         ------      ------       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued--APRIL 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                         Core Bond
                                           Fund      Municipal Bond     U. S.
                                         (formerly   Fund (formerly   Government
                           Strategic    Investment      National      Securities  Money Market
                          Income Fund  Quality Bond) Municipal Bond)     Fund         Fund
                          ------------ ------------- --------------- ------------ ------------
ASSETS:
-------
Investments in
 securities, at value*
 (See accompanying
 Portfolio of
 Investments)...........   $39,275,433   $9,774,290     $9,683,858    $53,227,599  $19,828,863
Cash....................           226            -              -            116          907
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........       632,350    1,334,575              -              -            -
Receivables:
 Investments sold.......     4,287,660      212,398         95,648         43,613            -
 Fund shares sold.......             -            -              -              -       53,187
 Dividends..............           867            -              -              -            -
 Interest...............       654,261      181,924        158,028        343,543       38,211
 From adviser...........             -       10,470          6,359              -       12,493
Other assets............        40,136       62,220         65,487         24,642       97,654
                          ------------ ------------   ------------   ------------ ------------
  Total assets..........    44,890,933   11,575,877     10,009,380     53,639,513   20,031,315
                          ------------ ------------   ------------   ------------ ------------
LIABILITIES:
------------
Collateral on securities
 loaned, at value (Note
 2).....................       632,350    1,334,575              -              -            -
Payables:
 Investments purchased..     3,657,562       34,981              -      3,858,737            -
 Fund shares redeemed...        31,022        3,000             10         34,665            -
 Dividends..............       240,026       73,968         39,844        458,633       91,490
 Dividend and interest
  withholding tax.......             -           12              -              -            -
 Investment adviser.....        15,761            -              -            346            -
 Custodian and transfer
  agent fees............        13,853            -          8,087         24,291        2,966
 Distribution fee.......        18,428            -          3,188         10,094
 Due to custodian.......       379,164      373,981         33,693              -            -
 Other accrued expenses.        22,481            -              -          3,025        1,830
                          ------------ ------------   ------------   ------------ ------------
  Total liabilities.....     5,010,647    1,820,517         84,822      4,389,791       96,286
                          ------------ ------------   ------------   ------------ ------------
NET ASSETS..............   $39,880,286   $9,755,360     $9,924,558    $49,249,722  $19,935,029
                          ------------ ------------   ------------   ------------ ------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment
  income/(loss) (Note
  2)....................     (108,824)     (46,733)              -      (493,483)            -
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....   (6,614,977)    (835,370)       (97,994)    (2,047,381)            -
 Unrealized appreciation
  (depreciation) on:
 Investments............   (2,701,956)    (565,744)       (78,770)    (2,234,360)            -
 Foreign currency and
  forward foreign
  currency contracts....       (3,207)            -              -              -            -
 Capital shares at par
  value of $.001 (Note
  3)....................         4,879        1,017          1,055          5,284       19,935
 Additional paid-in
  capital...............    49,304,371   11,202,190     10,100,267     54,019,662   19,915,094
                          ------------ ------------   ------------   ------------ ------------
  Net assets............   $39,880,286   $9,755,360     $9,924,558    $49,249,722  $19,935,029
                          ------------ ------------   ------------   ------------ ------------
*Investments in
 securities, at
 identified cost (Note
 2).....................   $41,977,390  $10,340,034     $9,762,628    $55,461,959  $19,828,863
                          ------------ ------------   ------------   ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued--APRIL 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                        Core Bond
                                          Fund      Municipal Bond     U. S.
                                        (formerly   Fund (formerly  Government
                           Strategic   Investment      National     Securities     Money
                          Income Fund Quality Bond) Municipal Bond)    Fund     Market Fund
                          ----------- ------------- --------------- ----------- -----------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value....   $6,947,578  $2,887,497     $3,721,344    $30,657,842 $10,370,243
 Shares outstanding.....      849,993     301,139        395,338      3,288,615  10,349,530
Net asset value (NAV)
 and redemption price
 per share..............        $8.17       $9.59          $9.41          $9.32       $1.00
                                -----       -----          -----          -----       -----
Public offering price
 per share (100/95.25 of
 NAV) On sales of
 $100,000 or more the
 offering price is
 reduced................        $8.58      $10.07          $9.88          $9.79
                                -----      ------          -----          -----
Class B Shares
 Net assets at value....  $17,071,172  $3,582,784     $3,377,967     $9,713,740  $2,843,037
 Shares outstanding.....    2,088,809     373,669        358,910      1,042,032   2,842,808
Net asset value,
 offering price and
 redemption price
 per share..............        $8.17       $9.59          $9.41          $9.32       $1.00
                                -----       -----          -----          -----       -----
Class C Shares
 Net assets at value....  $15,861,536  $3,285,079     $2,825,247     $8,878,139  $6,721,749
 Shares outstanding.....    1,940,368     342,621        300,182        952,416   6,721,146
Net asset value,
 offering price and
 redemption price
 per share..............        $8.17       $9.59          $9.41          $9.32       $1.00
                                -----       -----          -----          -----       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS--
For The Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Small Cap     Mid Cap
                                                                          Growth       Growth
                                                                           Fund         Fund
                             International International    Global      (formerly    (formerly
                               Small Cap      Equity        Equity       Emerging    Small/Mid
                                 Fund          Fund          Fund        Growth)        Cap)
                             ------------- ------------- ------------- ------------ ------------
INVESTMENT INCOME:
 Interest..................       $22,697       $16,076         $5,174      $12,335      $67,748
 Dividends (Net of $6,766,
  $20,535, $51,866, and
  $792 withholding tax in
  International Small Cap,
  International Equity,
  Global Equity, and Mid
  Cap Growth,
  respectively)............        48,640       131,986        582,191          272       29,907
                             ------------  ------------  ------------- ------------ ------------
   Total income............        71,337       148,062        587,365       12,607       97,655
                             ------------  ------------  ------------- ------------ ------------
EXPENSES:
 Distribution for Class A..        10,697         7,615         18,240        1,180       12,871
 Distribution for Class B..        66,399        73,897        109,717        7,700      109,574
 Distribution for Class C..        56,852        34,373        191,441        8,154      114,901
 Investment adviser fee
  (Note 5).................       161,504       117,024        317,946       18,262      241,607
 Custodian fee.............        27,615        19,861         64,279       18,634       29,727
 Transfer agent fee........        20,329        24,841         77,980        3,157       44,241
 Accounting/administration.        25,264        22,934         66,432        2,840       44,769
 Audit and legal fees......         7,833         6,946         19,964          889       13,650
 Amortization of
  Organization Costs.......             -             -              -        3,276            -
 Miscellaneous.............        27,407        19,941         36,898        5,274       33,151
                             ------------  ------------  ------------- ------------ ------------
 Expenses before
  reimbursement by
  investment adviser.......       403,900       327,432        902,897       69,366      644,491
 Reimbursement of expenses
  by investment adviser
  (Note 5).................        13,546        14,551         58,286       24,309       39,357
                             ------------  ------------  ------------- ------------ ------------
   Net expenses............       390,354       312,881        844,611       45,057      605,134
                             ------------  ------------  ------------- ------------ ------------
   Net investment income
    (loss).................     (319,017)     (164,819)      (257,246)     (32,450)    (507,479)
                             ------------  ------------  ------------- ------------ ------------
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND
FORWARD FOREIGN CURRENCY
CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...    10,377,321     2,312,736      2,915,957      459,774   20,014,528
 Futures contracts.........             -      (34,787)              -            -            -
 Foreign currency and
  forward foreign currency
  contracts................     (163,248)      (33,294)        618,801            -        (209)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............   (4,819,372)     (702,706)   (11,915,260)    (182,540)  (8,968,166)
 Futures contracts.........             -      (14,270)              -            -            -
 Translation of foreign
  currency and forward
  foreign currency
  contracts................          (36)      (22,048)      (153,843)            -            -
                             ------------  ------------  ------------- ------------ ------------
Net gain (loss) on
 investments, foreign
 currency and forward
 foreign currency
 contracts.................     5,394,665     1,505,631    (8,534,345)      277,234   11,046,153
                             ------------  ------------  ------------- ------------ ------------
Net increase (decrease) in
 net assets resulting from
 operations................    $5,075,648    $1,340,812   ($8,791,591)     $244,784  $10,538,674
                             ------------  ------------  ------------- ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS--
For The Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                               Large Cap
                                Growth
                                 Fund          Tax-
                               (formerly     Sensitive     Growth &       Equity-
                                Growth        Equity        Income         Income       Balanced
                                Equity)        Fund          Fund           Fund          Fund
                             ------------- ------------- ------------- -------------- -------------
INVESTMENT INCOME:
 Interest..................        $78,637        $2,979       $38,973              -      $798,648
Dividends (Net of $802,
 $28, $121 and $256
 withholding tax in Large
 Cap Growth, Tax Sensitive,
 Equity-Income and
 Balanced, respectively)...         87,299        36,377     1,733,204      1,125,089       171,960
                             ------------- ------------- ------------- -------------- -------------
   Total income............        165,936        39,356     1,772,177      1,125,089       970,608
                             ------------- ------------- ------------- -------------- -------------
EXPENSES:
 Distribution for Class A..         11,542         1,107        65,639         19,807         9,337
 Distribution for Class B..        107,983        15,793       526,753        120,145        58,526
 Distribution for Class C..        123,542        15,806       779,692        272,025       236,211
 Investment adviser fee
  (Note 5).................        238,052        29,547       996,069        316,626       245,491
 Custodian fee.............         30,056        19,598       137,956         49,737        36,485
 Transfer agent fee........         43,484         7,365       267,645        102,380        65,758
 Accounting/administration.         45,043         6,552       264,245         84,385        59,208
 Audit and legal fees......         13,750         1,962        79,897         25,258        17,813
 Amortization of
  Organization Costs.......              -         3,278             -              -             -
 Miscellaneous.............         26,649        12,099       134,981         44,346        32,695
                             ------------- ------------- ------------- -------------- -------------
 Expenses before
  reimbursement by
  investment adviser.......        640,101       113,101     3,252,877      1,034,709       761,524
 Reimbursement of expenses
  by investment adviser
  (Note 5).................         27,938        36,940       266,169        133,610        95,069
                             ------------- ------------- ------------- -------------- -------------
   Net expenses............        612,163        76,161     2,986,708        901,099       666,455
                             ------------- ------------- ------------- -------------- -------------
   Net investment income...      (446,227)      (36,805)   (1,214,531)        223,990       304,153
                             ------------- ------------- ------------- -------------- -------------
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND
FORWARD FOREIGN CURRENCY
CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...      3,916,062     (204,398)    11,064,147    (6,745,602)   (2,157,732)
 Foreign currency and
  forward foreign currency
  contracts................            874             -             -              -        53,012
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............      2,540,003       584,999     4,772,092    (5,769,473)     2,696,306
 Translation of foreign
  currency and forward
  foreign currency
  contracts................           (12)             -             9              -         (797)
                             ------------- ------------- ------------- -------------- -------------
Net gain on investments,
 foreign currency and
 forward foreign currency
 contracts.................      6,456,927       380,601    15,836,248   (12,515,075)       590,789
                             ------------- ------------- ------------- -------------- -------------
Net increase in net assets
 resulting from operations.     $6,010,700      $343,796   $14,621,717  ($12,291,085)      $894,942
                             ------------- ------------- ------------- -------------- -------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS--
For The Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                      Municipal
                                          Core Bond     Bond
                                            Fund        Fund
                                          (formerly   (formerly     U. S.
                              Strategic  Investment   National   Government     Money
                               Income      Quality    Municipal  Securities    Market
                                Fund        Bond)       Bond)       Fund        Fund
                             ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME:
 Interest (Net of $1,212
  withholding tax in
  Strategic Income)........   $2,427,553    $430,292    $329,995  $1,973,005    $538,221
 Dividends (Net of $17
  withholding tax in Core
  Bond)....................            -       2,031           -           -           -
                             ----------- ----------- ----------- ----------- -----------
   Total income............    2,427,553     432,323     329,995   1,973,005     538,221
                             ----------- ----------- ----------- ----------- -----------
EXPENSES:
 Distribution for Class A..       13,816       5,665       2,993      57,614           -
 Distribution for Class B..       96,946      19,610      18,484      54,232           -
 Distribution for Class C..       90,518      19,945      17,200      48,064           -
 Investment adviser fee
  (Note 5).................      170,181      33,443      33,384     160,144      19,204
 Custodian fee.............       42,381      20,526      20,542      30,714      22,376
 Transfer agent fee........       45,996      12,081      11,269      53,358      20,681
 Accounting/administration.       41,742      10,160      10,215      48,384      17,448
 Audit and legal fees......       12,566       3,063       3,075      14,591       5,257
 Miscellaneous.............       24,112       8,725       8,744      27,586      12,402
                             ----------- ----------- ----------- ----------- -----------
 Expenses before
  reimbursement by
  investment adviser.......      538,258     133,218     125,906     494,687      97,368
 Reimbursement of expenses
  by investment adviser
  (Note 5).................       67,821      35,656      39,881      94,673      35,041
                             ----------- ----------- ----------- ----------- -----------
   Net expenses............      470,437      97,562      86,025     400,014      62,327
                             ----------- ----------- ----------- ----------- -----------
   Net investment income ..    1,957,116     334,761     243,970   1,572,991     475,894
                             ----------- ----------- ----------- ----------- -----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON
 INVESTMENTS, FOREIGN
 CURRENCY AND FORWARD
 FOREIGN CURRENCY
 CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...  (2,267,700)   (257,838)       2,121   (389,846)           -
 Foreign currency and
  forward foreign currency
  contracts................    (334,622)           -           -           -           -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............    1,506,560     (7,182)    (90,818)   (945,041)           -
 Translation of foreign
  currency and forward
  foreign currency
  contracts................        1,164           -           -           -           -
                             ----------- ----------- ----------- ----------- -----------
Net gain on investments,
 foreign currency and
 forward foreign currency
 contracts.................  (1,094,598)   (265,020)    (88,697) (1,334,887)           -
                             ----------- ----------- ----------- ----------- -----------
Net increase in net assets
 resulting from operations.     $862,518     $69,741    $155,273    $238,104    $475,894
                             ----------- ----------- ----------- ----------- -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                International         International Equity
                               Small Cap Fund                Fund *              Global Equity Fund
                          ------------------------- ------------------------- -------------------------
                           Six Months                Six Months                Six Months
                             Ended         Year        Ended         Year        Ended         Year
                            4/30/00       Ended       4/30/00       Ended       4/30/00       Ended
                          (Unaudited)    10/31/99   (Unaudited)    10/31/99   (Unaudited)    10/31/99
                          ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................    ($319,017)   ($218,092)   ($164,819)    ($93,263)   ($257,246)    ($93,660)
 Net realized gain
  (loss) on:
 Investment
  transactions..........    10,377,321    4,674,222    2,312,736    2,202,524    2,915,957   15,363,203
 Futures contracts......             -            -     (34,787)    (105,083)            -            -
 Foreign currency and
  forward foreign
  currency contracts....     (163,248)     (58,974)     (33,294)     (41,996)      618,801    (270,661)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............   (4,819,372)      127,096    (702,706)    2,776,922 (11,915,260)  (8,810,322)
 Futures contracts......             -            -     (14,270)     (27,820)            -            -
 Foreign currency and
  forward foreign
  currency contracts....          (36)        (958)     (22,048)      155,639    (153,843)      365,478
                          ------------ ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........     5,075,648    4,523,294    1,340,812    4,866,923  (8,791,591)    6,554,038
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................             -            -     (33,276)            -            -            -
 Class B................             -            -     (19,674)            -            -            -
 Class C................             -            -      (9,219)            -            -            -
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................     (662,245)            -    (307,060)     (12,093)  (1,483,161)  (2,303,340)
 Class B................   (1,815,252)            -  (1,068,999)     (44,312)  (3,256,012)  (2,219,820)
 Class C................   (1,423,034)            -    (499,719)     (25,387)  (5,704,775)  (4,228,655)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............    14,433,565  (4,278,804)      832,215  (5,598,242) (11,856,830) (33,579,885)
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............    15,608,682      244,490      235,080    (813,111) (31,092,369) (35,777,662)
Net assets at beginning
 of period..............    15,698,019   15,453,529   24,945,979   25,759,090   83,338,534  119,116,196
                          ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................   $31,306,701  $15,698,019  $25,181,059  $24,945,979  $52,246,165  $83,338,534
                          ------------ ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................    ($319,017)            -   ($173,220)      $53,768   ($404,327)   ($147,081)
                          ------------ ------------ ------------ ------------ ------------ ------------

---------------------
 * Formerly the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            Small Cap Growth Fund      Mid Cap Growth Fund
                             (formerly Emerging             (formerly           Large Cap Growth Fund
                                   Growth)               Small/Mid Cap)       (formerly Growth Equity)
                          ------------------------- ------------------------- -------------------------
                           Six Months                Six Months                Six Months
                             Ended         Year        Ended         Year        Ended      01/06/98 *
                            4/30/00       Ended       4/30/00       Ended       4/30/00         to
                          (Unaudited)    10/31/99   (Unaudited)    10/31/99   (Unaudited)    10/31/99
                          ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................     ($32,450)    ($19,249)   ($507,479)   ($725,375)   ($446,227)   ($560,560)
 Net realized gain
  (loss) on:
 Investment
  transactions..........       459,774       63,202   20,014,528    8,025,646    3,916,062    6,256,855
 Foreign currency and
  forward foreign
  currency contracts....             -            -        (209)            8          874      (2,574)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     (182,540)      309,851  (8,968,166)    1,370,689    2,540,003    2,622,980
 Foreign currency and
  forward foreign
  currency contracts....             -            -            -            -         (12)          (7)
                          ------------ ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........       244,784      353,804   10,538,674    8,670,968    6,010,700    8,316,694
DISTRIBUTIONS FROM:
-------------------
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................       (1,651)            -    (975,145)    (460,517)    (746,897)    (265,199)
 Class B................       (4,827)            -  (3,044,548)  (1,326,329)  (2,403,530)    (781,956)
 Class C................       (5,672)            -  (3,232,504)  (1,510,893)  (2,750,201)    (851,533)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3) ..............     4,124,214      323,343    7,581,162    1,712,126   14,007,969    7,329,284
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............     4,356,848      677,147   10,867,639    7,085,355   14,118,041   13,747,290
Net assets at beginning
 of period..............     1,324,331      647,184   42,092,975   35,007,620   42,290,652   28,543,362
                          ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................    $5,681,177   $1,324,331  $52,960,614  $42,092,975  $56,408,693  $42,290,652
                          ------------ ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................     ($32,450)            -   ($507,479)            -   ($446,228)            -
                          ------------ ------------ ------------ ------------ ------------ ------------

---------------------
 * Commencement of operations

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                Tax-Sensitive                  Growth &
                                 Equity Fund                 Income Fund                Equity-Income Fund
                          ------------------------- ------------------------------ ----------------------------
                           Six Months                 Six Months                    Six Months
                             Ended         Year         Ended           Year           Ended          Year
                            4/30/00       Ended        4/30/00          Ended         4/30/00        Ended
                          (Unaudited)    10/31/99    (Unaudited)      10/31/99      (Unaudited)     10/31/99
                          ------------ ------------ -------------- --------------- ------------- --------------
OPERATIONS:
-----------
 Net investment income
  (loss)................     ($36,805)    ($98,113)   ($1,214,531)    ($1,248,402)      $223,990     $1,069,098
 Net realized gain
  (loss) on:
 Investment
  transactions..........     (204,398)  (1,007,031)     11,064,147      29,073,940   (6,745,602)     25,209,364
 Foreign currency and
  forward foreign
  currency contracts....             -            -              -           (244)             -       (11,895)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............       584,999    1,514,682      4,772,092      27,366,787   (5,769,473)   (19,384,683)
 Foreign currency and
  forward foreign
  currency contracts....             -            -              9             153             -            101
                          ------------ ------------ -------------- --------------- ------------- --------------
Net increase (decrease)
 in net assets resulting
 from operations........       343,796      409,538     14,621,717      55,192,234  (12,291,085)      6,881,985
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................             -            -              -               -     (155,859)      (602,777)
 Class B................             -            -              -               -     (145,036)      (371,918)
 Class C................             -            -              -               -     (331,817)      (918,427)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................             -            -    (3,116,232)     (1,712,771)   (2,819,627)    (2,331,204)
 Class B................             -            -    (9,002,044)     (3,082,778)   (5,890,033)    (2,468,438)
 Class C................             -            -   (13,236,319)     (4,839,860)  (13,142,358)    (6,050,850)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   (3,962,879)  (1,770,400)      4,255,588      11,521,213  (12,180,413)   (49,890,706)
                          ------------ ------------ -------------- --------------- ------------- --------------
Increase (decrease) in
 net assets.............   (3,619,083)  (1,360,862)    (6,477,290)      57,078,038  (46,956,228)   (55,752,335)
Net assets at beginning
 of period..............     8,973,512   10,334,374    297,962,155     240,884,117   115,849,223    171,601,558
                          ------------ ------------ -------------- --------------- ------------- --------------
Net assets at end of
 period.................    $5,354,429   $8,973,512   $291,484,865    $297,962,155   $68,892,995   $115,849,223
                          ------------ ------------ -------------- --------------- ------------- --------------
Undistributed net
 investment income
 (loss).................     ($36,805)            -   ($1,214,532)               -      $100,384       $509,106
                          ------------ ------------ -------------- --------------- ------------- --------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   Core Bond Fund
                                                                                (formerly Investment
                                Balanced Fund         Strategic Income Fund         Quality Bond)
                          ------------------------- ------------------------- -------------------------
                           Six Months                Six Months                Six Months
                             Ended         Year        Ended         Year        Ended         Year
                            4/30/00       Ended       4/30/00       Ended       4/30/00       Ended
                          (Unaudited)    10/31/99   (Unaudited)    10/31/99   (Unaudited)    10/31/99
                          ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................      $304,153   $1,525,974   $1,957,116   $5,106,661     $334,761     $937,686
 Net realized gain
  (loss) on:
 Investment
  transactions..........   (2,157,732)    9,063,680  (2,267,700)  (3,377,733)    (257,838)    (205,464)
 Foreign currency and
  forward foreign
  currency contracts....        53,012     (43,308)    (334,622)    (246,365)            -            -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     2,696,306  (9,389,607)    1,506,560    (281,966)      (7,182)    (979,000)
 Foreign currency and
  forward foreign
  currency contracts....         (797)        (920)        1,164      255,346            -            -
                          ------------ ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........       894,942    1,155,819      862,518    1,455,943       69,741    (246,778)
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................     (155,664)    (284,543)    (365,981)    (985,686)    (111,992)    (366,860)
 Class B................     (275,137)    (243,851)    (833,962)  (2,027,824)    (123,396)    (279,710)
 Class C................   (1,059,004)    (835,387)    (771,470)  (2,174,480)    (125,224)    (326,493)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................     (714,922)  (1,061,187)            -     (93,964)            -            -
 Class B................   (1,649,177)  (1,381,136)            -    (188,949)            -            -
 Class C................   (6,385,746)  (4,691,171)            -    (202,495)            -            -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   (8,021,233) (17,488,266) (10,096,857) (22,740,011)  (2,348,517)  (3,491,641)
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............  (17,365,941) (24,829,722) (11,205,752) (26,957,466)  (2,639,388)  (4,711,482)
Net assets at beginning
 of period..............    73,562,936   98,392,658   51,086,038   78,043,504   12,394,748   17,106,230
                          ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................   $56,196,995  $73,562,936  $39,880,286  $51,086,038   $9,755,360  $12,394,748
                          ------------ ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................       $85,531   $1,271,183   ($108,824)    ($94,527)    ($46,733)    ($20,882)
                          ------------ ------------ ------------ ------------ ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            Municipal Bond Fund
                             (formerly National        U. S. Government
                              Municipal Bond)           Securities Fund          Money Market Fund
                          ------------------------ ------------------------- -------------------------
                          Six Months                Six Months                Six Months
                             Ended        Year        Ended         Year        Ended         Year
                            4/30/00      Ended       4/30/00       Ended       4/30/00       Ended
                          (Unaudited)   10/31/99   (Unaudited)    10/31/99   (Unaudited)    10/31/99
                          ----------- ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................     $243,970     $594,894   $1,572,991   $3,700,215     $475,894     $986,731
 Net realized gain
  (loss) on:
 Investment
  transactions..........        2,121     (75,958)    (389,846)    (821,237)            -          572
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     (90,818)  (1,012,148)    (945,041)  (2,669,738)            -            -
                          ----------- ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........      155,273    (493,212)      238,104      209,240      475,894      987,303
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................     (97,960)    (241,991)  (1,021,133)  (2,291,801)    (167,287)    (390,560)
 Class B................     (75,667)    (182,925)    (295,558)    (622,804)    (103,927)    (226,689)
 Class C................     (70,080)    (169,977)    (260,899)    (572,045)    (204,680)    (370,054)
 In excess of net
  investment income
 Class A................            -            -            -    (166,512)            -            -
 Class B................            -            -            -     (45,250)            -            -
 Class C................            -            -            -     (41,562)            -            -
 Return of capital
 Class A................            -            -            -    (127,295)            -            -
 Class B................            -            -            -     (34,593)            -            -
 Class C................            -            -            -     (31,774)            -            -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............  (2,549,529)  (2,589,104)  (7,599,165) (18,269,612)      709,931  (5,226,114)
                          ----------- ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............  (2,637,963)  (3,677,209)  (8,938,651) (21,994,008)      709,931  (5,226,114)
Net assets at beginning
 of period..............   12,562,521   16,239,730   58,188,373   80,182,381   19,225,098   24,451,212
                          ----------- ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................   $9,924,558  $12,562,521  $49,249,722  $58,188,373  $19,935,029  $19,225,098
                          ----------- ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................            -       ($263)   ($493,483)   ($488,884)            -            -
                          ----------- ------------ ------------ ------------ ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                         International Small Cap Fund
                               -------------------------------------------------
                                                    Class A
                               -------------------------------------------------
                               Six months               Year     Year   3/04/96*
                                  Ended    Year Ended  Ended    Ended      to
                                4/30/00**  10/31/99** 10/31/98 10/31/97 10/31/96
                               (unaudited)
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $18.83     $13.91    $13.86   $13.43   $12.50
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)     (0.22)     (0.14)    (0.02)   (0.03)     0.05
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              8.94       5.06      0.07     0.46     0.88
                               ------------------------------------------------
 Total from investment
  operations                        8.72       4.92      0.05     0.43     0.93
                               ------------------------------------------------
Distributions
 Distributions from realized
  capital gains                   (4.67)          -         -        -        -
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $22.88     $18.83    $13.91   $13.86   $13.43
---------------------------------------------------------------------------------
Total Return                      46.82% +   35.37%     0.36%    3.20%    7.44% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $6,017     $2,309    $2,173   $3,225   $2,120
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               2.02% #    1.90%     1.90%    1.90%    1.90% #
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                         (1.57%) #  (0.87%)   (0.12%)  (0.19%)  (0.50%) #
---------------------------------------------------------------------------------
 Portfolio turnover rate            297% +     202%       54%      75%      67% #
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         2.10% #    2.24%     2.23%    2.46%    3.07% #
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         International Small Cap Fund
                                -----------------------------------------------
                                                    Class B
                                -----------------------------------------------
                                Six months    Year     Year     Year   3/04/96*
                                   Ended     Ended    Ended    Ended      to
                                 4/30/00**  10/31/99 10/31/98 10/31/97 10/31/96
                                (unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $18.35    $13.66   $13.71   $13.37   $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)      (0.29)    (0.27)   (0.12)   (0.11)   (0.01)
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency               8.67      4.96     0.07     0.45     0.88
                                ----------------------------------------------
 Total from investment
  operations                         8.38      4.69   (0.05)     0.34     0.87
                                ----------------------------------------------
Distributions
 Distributions from realized
  capital gains                    (4.67)         -        -        -        -
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $22.06    $18.35   $13.66   $13.71   $13.37
--------------------------------------------------------------------------------
Total Return                       46.14% +  34.33%  (0.36%)    2.54%    6.96% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $12,941    $7,417   $7,073   $7,369   $5,068
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                2.66% #   2.55%    2.55%    2.55%    2.55% #
--------------------------------------------------------------------------------
 Ratio of net investment income
  to average net assets           (2.20%) #  (1.53)  (0.79%)  (0.84%)  (0.15%) #
--------------------------------------------------------------------------------
 Portfolio turnover rate             297% +    202%      54%      75%      67% #
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser          2.75% #   2.89%    2.88%    2.98%    3.27% #
--------------------------------------------------------------------------------

 * Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                         International Small Cap Fund
                                -----------------------------------------------
                                                    Class C
                                -----------------------------------------------
                                Six months    Year     Year     Year   3/04/96*
                                   Ended     Ended    Ended    Ended      to
                                 4/30/00**  10/31/99 10/31/98 10/31/97 10/31/96
                                (unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $18.37    $13.66   $13.71   $13.37   $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)      (0.28)    (0.31)   (0.12)   (0.11)   (0.01)
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency               8.72      5.02     0.07     0.45     0.88
                                ----------------------------------------------
 Total from investment
  operations                         8.44      4.71   (0.05)     0.34     0.87
                                ----------------------------------------------
Distributions
 Distributions from realized
  capital gains                    (4.67)         -        -        -        -
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $22.14    $18.37   $13.66   $13.71   $13.37
--------------------------------------------------------------------------------
Total Return                       46.44% +  34.48%  (0.36%)    2.54%    6.96% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $12,348    $5,972   $6,195   $7,025   $5,517
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                2.66% #   2.55%    2.55%    2.55%    2.55% #
--------------------------------------------------------------------------------
 Ratio of net investment income
  to average net assets           (2.18%) #  (1.53)  (0.78%)  (0.84%)  (0.15%) #
--------------------------------------------------------------------------------
 Portfolio turnover rate             297% +    202%      54%      75%      67% #
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser          2.76% #   2.89%    2.88%    2.96%    3.25% #
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           International Equity Fund
                              (formerly the International Growth and Income Fund)
                          ------------------------------------------------------------
                                                    Class A
                          ------------------------------------------------------------
                          Six months     Year      Year     Year      Year    1/09/95*
                             Ended      Ended     Ended    Ended     Ended       to
                           4/30/00**  10/31/99** 10/31/98 10/31/97 10/31/96** 10/31/95
                          (unaudited)
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $11.89      $9.83    $10.81   $11.35    $10.11    $10.00
---------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.04)       0.02      0.03     0.06      0.09      0.06
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.72       2.07      0.02     0.35      1.33      0.08
                          ----------------------------------------------------------
 Total from investment
  operations                   0.68       2.09      0.05     0.41      1.42      0.14
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.10)          -    (0.13)   (0.19)    (0.08)    (0.03)
 Distributions from
  realized capital gains     (0.92)     (0.03)    (0.90)   (0.76)    (0.10)         -
                          ----------------------------------------------------------
 Total distributions         (1.02)     (0.03)    (1.03)   (0.95)    (0.18)    (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.55     $11.89     $9.83   $10.81    $11.35    $10.11
---------------------------------------------------------------------------------------
Total Return                  5.63% +   21.33%     0.67%    3.55%    14.25%     1.37% +
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $4,716     $3,997    $3,769   $4,461    $4,732    $6,897
---------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.87% #    1.75%     1.75%    1.75%     1.75%    1.75% #
---------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.71%) #    0.18%     0.44%    0.97%     0.84%     0.70% #
---------------------------------------------------------------------------------------
 Portfolio turnover rate        32% +     142%      173%     146%      170%       69%
---------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.99% #    1.98%     1.87%    1.96%     1.97%     2.18% #
---------------------------------------------------------------------------------------

 * Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                           International Equity Fund ##
                          --------------------------------------------------------------
                                                     Class B
                          --------------------------------------------------------------
                          Six months     Year      Year      Year       Year    1/09/95*
                             Ended      Ended     Ended     Ended      Ended       to
                           4/30/00**  10/31/99** 10/31/98 10/31/97** 10/31/96** 10/31/95
                          (unaudited)
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $11.74      $9.77    $10.75    $11.30     $10.10    $10.00
-----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.08)     (0.05)    (0.02)      0.03       0.06      0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.71       2.05      0.00      0.31       1.30      0.12
                          ------------------------------------------------------------
 Total from investment
  operations                   0.63       2.00    (0.02)      0.34       1.36      0.13
                          ------------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.02)          -    (0.06)    (0.13)     (0.05)    (0.03)
 Distributions from
  realized capital gains     (0.92)     (0.03)    (0.90)    (0.76)     (0.11)         -
                          ------------------------------------------------------------
 Total distributions        ((0.94)     (0.03)    (0.96)    (0.89)     (0.16)    (0.03)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.43     $11.74     $9.77    $10.75     $11.30    $10.10
-----------------------------------------------------------------------------------------
Total Return                  5.25% +   20.53%   (0.03%)     2.92%     13.58%     1.28% +
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $13,853    $14,269   $14,030   $16,334    $15,217    $8,421
-----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.53% #    2.40%     2.40%     2.40%      2.40%     2.40% #
-----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.39%) #  (0.45%)   (0.18%)     0.32%      0.57%     0.15% #
-----------------------------------------------------------------------------------------
 Portfolio turnover rate        32% +     142%      173%      146%       170%       69%
-----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.64% #    2.63%     2.52%     2.54%      2.60%     2.93% #
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

                                           International Equity Fund ##
                          --------------------------------------------------------------
                                                     Class C
                          --------------------------------------------------------------
                          Six months     Year      Year      Year       Year    1/09/95*
                             Ended      Ended     Ended     Ended      Ended       to
                           4/30/00**  10/31/99** 10/31/98 10/31/97** 10/31/96** 10/31/95
                          (unaudited)
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $11.74      $9.77    $10.76    $11.31     $10.10    $10.00
-----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.08)     (0.05)    (0.02)      0.03       0.06      0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.71       2.05    (0.01)      0.31       1.30      0.12
                          ------------------------------------------------------------
 Total from investment
  operations                   0.63       2.00    (0.03)      0.34       1.36      0.13
                          ------------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.02)          -    (0.06)    (0.13)     (0.05)    (0.03)
 Distributions from
  realized capital gains     (0.92)     (0.03)    (0.90)    (0.76)     (0.10)         -
                          ------------------------------------------------------------
 Total distributions        ((0.94)     (0.03)    (0.96)    (0.89)     (0.15)    (0.03)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.43     $11.74     $9.77    $10.76     $11.31    $10.10
-----------------------------------------------------------------------------------------
Total Return                  5.25% +   20.53%   (0.13%)     2.91%     13.63%     1.28% +
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $6,611     $6,680    $7,960    $8,460     $9,076    $6,324
-----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.53% #    2.40%     2.40%     2.40%      2.40%     2.40% #
-----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.38%) #  (0.49%)   (0.19%)     0.32%      0.51%     0.13% #
-----------------------------------------------------------------------------------------
 Portfolio turnover rate        32% +     142%      173%      146%       170%       69%
-----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.64% #    2.62%     2.52%     2.57%      2.60%     2.93% #
-----------------------------------------------------------------------------------------

 * Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized
 ## Formerly the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                              Global Equity Fund
                          -----------------------------------------------------------
                                                    Class A
                          -----------------------------------------------------------
                          Six months               Year     Year     Year    1/09/95
                             Ended    Year Ended  Ended    Ended     Ended      to
                           4/30/00**  10/31/99** 10/31/98 10/31/97 10/31/96* 10/31/95
                          (unaudited)
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $16.12     $16.43    $16.32   $14.50    $13.84   $14.82
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.01)       0.08      0.02     0.06    (0.04)        -
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.89)       0.82      1.34     3.45      0.91   (0.54)
                          ----------------------------------------------------------
 Total from investment
  operations                 (1.90)       0.90      1.36     3.51      0.87   (0.54)
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -          -    (0.22)   (0.05)    (0.21)        -
 Distributions from
  realized capital gains     (2.14)     (1.21)    (1.03)   (1.64)         -   (0.44)
                          ----------------------------------------------------------
 Total distributions         (2.14)     (1.21)    (1.25)   (1.69)    (0.21)   (0.44)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $12.08     $16.12    $16.43   $16.32    $14.50   $13.84
-------------------------------------------------------------------------------------
Total Return                (13.72) +    5.60%     8.90%   26.10%     6.33%  (3.52%)
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $8,200    $12,757   $31,055  $30,960   $25,924  $23,894
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.85% #    1.75%     1.75%    1.75%     1.75%    1.75%
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         (0.18) #    0.47%     0.09%    0.33%   (0.30%)    0.03%
-------------------------------------------------------------------------------------
 Portfolio turnover rate       124% +      38%       20%      28%      165%      57%
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.02% #    1.84%     1.75%    1.81%     1.83%    1.92%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Global Equity Fund
                          ------------------------------------------------------------
                                                    Class B
                          ------------------------------------------------------------
                          Six months                Year     Year     Year    1/09/95
                             Ended     Year Ended  Ended    Ended     Ended      to
                           4/30/00**   10/31/99** 10/31/98 10/31/97 10/31/96* 10/31/95
                          (unaudited)
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $15.83      $16.24    $16.14   $14.36    $13.73   $14.79
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.06)      (0.04)    (0.11)   (0.05)    (0.14)   (0.09)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.84)        0.84      1.35     3.47      0.91   (0.53)
                          -----------------------------------------------------------
 Total from investment
  operations                 (1.90)        0.80      1.24     3.42      0.77   (0.62)
                          -----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -    (0.11)             (0.14)        -
 Distributions from
  realized capital gains     (2.14)      (1.21)    (1.03)   (1.64)         -   (0.44)
                          -----------------------------------------------------------
 Total distributions         (2.14)      (1.21)    (1.14)   (1.64)    (0.14)   (0.44)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.79      $15.83    $16.24   $16.14    $14.36   $13.73
--------------------------------------------------------------------------------------
Total Return               (14.00%) +     5.01%     8.17%   25.63%     5.64%  (4.09%)
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $16,314     $25,381   $30,287  $31,833   $25,661  $23,317
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.51% #     2.40%     2.40%    2.40%     2.40%    2.40%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.83%) #   (0.25%)   (0.55%)  (0.32%)   (0.95%)  (0.61%)
--------------------------------------------------------------------------------------
 Portfolio turnover rate       124% +       38%       20%      28%      165%      57%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.67% #     2.50%     2.40%    2.47%     2.48%    2.58%
--------------------------------------------------------------------------------------

 # Annualized
 + Non-annualized
 * Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                               Global Equity Fund
                          -------------------------------------------------------------
                                                    Class C
                          -------------------------------------------------------------
                          Six months      Year      Year     Year      Year      Year
                             Ended       Ended     Ended    Ended     Ended     Ended
                           4/30/00**   10/31/99** 10/31/98 10/31/97 10/31/96** 10/31/95
                          (unaudited)
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $15.89      $16.30    $16.19   $14.41    $13.73    $14.79
---------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.06)      (0.04)    (0.10)   (0.05)    (0.14)    (0.09)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.85)        0.84      1.35     3.47      0.92    (0.53)
                          ------------------------------------------------------------
 Total from investment
  operations                 (1.91)        0.80      1.25     3.42      0.78    (0.62)
                          ------------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -    (0.11)        -    (0.10)         -
 Distributions from
  realized capital gains     (2.14)      (1.21)    (1.03)   (1.64)         -    (0.44)
                          ------------------------------------------------------------
 Total distributions         (2.14)      (1.21)    (1.14)   (1.64)    (0.10)    (0.44)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.84      $15.89    $16.30   $16.19    $14.41    $13.73
---------------------------------------------------------------------------------------
Total Return               (14.01%) +     4.99%     8.21%   25.54%     5.70%   (4.09%)
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $27,732     $45,201   $57,774  $61,245   $64,830   $83,340
---------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.51% #     2.40%     2.40%    2.40%     2.40%     2.40%
---------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.83%) #   (0.24%)   (0.56%)  (0.32%)   (0.95%)   (0.64%)
---------------------------------------------------------------------------------------
 Portfolio turnover rate       124% +       38%       20%      28%      165%       57%
---------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.67% #     2.50%     2.40%    2.46%     2.48%     2.53%
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Small Cap Growth Fund
                                               (formerly Emerging Growth Fund)
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                               Six months     Year    1/06/98*
                                                  Ended      Ended       to
                                                4/30/00**  10/31/99** 10/31/98
                                               (unaudited)
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.81      $8.88     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                     (0.11)     (0.15)     (0.08)
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                  5.55       4.08     (1.04)
                                               -------------------------------
 Total from investment operations                   5.44       3.93     (1.12)
                                               -------------------------------
Distributions
 Distributions from capital gains                 (0.08)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $18.17     $12.81      $8.88
------------------------------------------------------------------------------
Total Return                                      42.57% +   44.26%   (11.20%)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $1,106       $224       $146
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.80% #    1.70%      1.70%
------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
  average net assets                             (1.15%) #  (1.43%)    (1.00%)
------------------------------------------------------------------------------
 Portfolio turnover rate                             56% +     129%        52%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          3.05% #    6.96%     15.48%
------------------------------------------------------------------------------

 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                              Small Cap Growth Fund (formerly Emerging Growth Fund)
                          -----------------------------------------------------------------
                                      Class B                          Class C
                          -------------------------------   -------------------------------
                          Six months     Year    1/06/98*   Six months     Year    1/06/98*
                             Ended      Ended       to        Ended       Ended       to
                           4/30/00**  10/31/99** 10/31/98   4/30/00**   10/31/99** 10/31/98
                          (unaudited)
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $12.57      $8.83     $10.00     $12.57       $8.84     $10.00
---------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.17)     (0.21)     (0.12)     (0.17)      (0.21)     (0.12)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             5.43       3.95     (1.05)       5.44        3.94     (1.04)
                          -----------------------------------------------------------------
 Total from investment
  operations                   5.26       3.74     (1.17)       5.27        3.73     (1.16)
                          -----------------------------------------------------------------
Distributions
 Distributions from
  capital gains              (0.08)                           (0.08)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $17.75     $12.57      $8.83     $17.76      $12.57      $8.84
---------------------------------------------------------------------------------------------
Total Return                 41.95% +   42.36%   (11.70%) +   42.03%      42.19%   (11.60%)
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $2,208       $660       $263     $2,367        $440       $238
---------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.45% #    2.35%      2.35% #    2.45% #     2.35%      2.35% #
---------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (1.80%) #  (2.04%)    (1.76%) #  (1.79%) #   (2.03%)    (1.67%) #
---------------------------------------------------------------------------------------------
 Portfolio turnover rate        56% +     129%        52% #      56% +      129%        52% #
---------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  3.73% #    7.58%     16.48% #    3.70% #     7.60%     15.78% #
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
                               -------------------------------------------------
                                                    Class A
                               -------------------------------------------------
                               Six months               Year     Year   3/04/96*
                                  Ended    Year Ended  Ended    Ended      to
                                4/30/00**  10/31/99** 10/31/98 10/31/97 10/31/96
                               (unaudited)
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $18.52     $16.09    $15.51   $12.62   $12.50
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)     (0.14)     (0.21)    (0.15)   (0.14)   (0.02)
 Net realized and unrealized
  gain/(loss) on
  investments and foreign
  currency                          4.81       4.12      0.97     3.03     0.14
                               ------------------------------------------------
 Total from investment
  operations                        4.67       3.91      0.82     2.89     0.12
                               ------------------------------------------------
Distributions
 Distributions from realized
  capital gains                   (3.18)     (1.48)    (0.24)        -        -
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $20.01     $18.52    $16.09   $15.51   $12.62
---------------------------------------------------------------------------------
Total Return                      25.98% +   25.50%     5.51%   22.90%    0.96% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $7,728     $5,970    $4,814   $4,170   $2,966
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.76% #    1.68%     1.68%    1.68%    1.68% #
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     (1.39%) #  (1.15%)   (0.90%)  (1.02%)  (0.40%) #
---------------------------------------------------------------------------------
 Portfolio turnover rate            174% +     181%      162%     145%      92% #
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         1.91% #    1.89%     1.93%    2.24%    2.69% #
---------------------------------------------------------------------------------

 * Commencement of Operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                             Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
                            ---------------------------------------------------
                                                  Class B
                            ---------------------------------------------------
                            Six months     Year      Year      Year    3/04/96*
                               Ended      Ended     Ended     Ended       to
                             4/30/00**  10/31/99** 10/31/98 10/31/97** 10/31/96
                            (unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $17.99     $15.77    $15.33    $12.58    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.20)     (0.32)    (0.25)    (0.23)    (0.05)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       4.66       4.02      0.93      2.98      0.13
                            --------------------------------------------------
 Total from investment
  operations                     4.46       3.70      0.68      2.75      0.08
                            --------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (3.18)     (1.48)    (0.24)         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $19.27     $17.99    $15.77    $15.33    $12.58
--------------------------------------------------------------------------------
Total Return                   25.53% +   24.62%     4.65%    21.86%     0.64% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                     $22,411    $17,184   $13,972   $11,802    $6,659
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets            2.42% #    2.33%     2.33%     2.33%     2.33% #
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                  (2.04%) #  (1.80%)   (1.55%)   (1.67%)   (1.05%) #
--------------------------------------------------------------------------------
 Portfolio turnover rate         174% +     181%      162%      145%       92% #
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                       2.57% #    2.54%     2.58%     2.79%     3.05% #
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
                            ---------------------------------------------------
                                                  Class C
                            ---------------------------------------------------
                            Six months     Year      Year      Year    3/04/96*
                               Ended      Ended     Ended     Ended       to
                             4/30/00**  10/31/99** 10/31/98 10/31/97** 10/31/96
                            (unaudited)
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $18.02     $15.79    $15.35    $12.59    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.20)     (0.32)    (0.25)    (0.23)    (0.05)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       4.67       4.03      0.93      2.99      0.14
                            --------------------------------------------------
 Total from investment
  operations                     4.47       3.71      0.68      2.76      0.09
                            --------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (3.18)     (1.48)    (0.24)         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $19.31     $18.02    $15.79    $15.35    $12.59
--------------------------------------------------------------------------------
Total Return                   25.54% +   24.65%     4.64%    21.92%     0.72% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                     $22,822    $18,939   $16,221   $13,471    $8,241
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets            2.42% #    2.33%     2.33%     2.33%     2.33% #
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                  (2.04%) #  (1.80%)   (1.55%)   (1.67%)   (1.05%) #
--------------------------------------------------------------------------------
 Portfolio turnover rate         174% +     181%      162%      145%       92% #
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                       2.57% #    2.54%     2.58%     2.78%     3.04% #
--------------------------------------------------------------------------------

 * Commencement of Operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                           Large Cap Growth Fund (formerly Growth Equity Fund)
                          ------------------------------------------------------------
                                                 Class A
                          ------------------------------------------------------------
                           Six months       Year       Year        Year      3/04/96*
                             Ended          Ended      Ended       Ended        to
                           4/30/00**     10/31/99**  10/31/98    10/31/97    10/31/96
                          (unaudited)
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $21.44        $17.73     $17.01      $13.78      $12.50
-----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.13)        (0.19)     (0.07)      (0.03)        0.28
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency                3.55          5.05       2.22        3.45        1.00
                          ------------------------------------------------------------
 Total from investment
  operations                      3.42          4.86       2.15        3.42        1.28
                          ------------------------------------------------------------
Distributions
 Dividends from net
  investment income                  -             -          -      (0.19)           -
 Distributions from
  capital gains                 (2.96)        (1.15)     (1.43)           -           -
                          ------------------------------------------------------------
 Total distributions            (2.96)        (1.15)     (1.43)      (0.19)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $21.90        $21.44     $17.73      $17.01      $13.78
-----------------------------------------------------------------------------------------
Total Return                    15.97% +      28.57%     13.85%      25.13%      10.24% +
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)                $6,633        $5,656     $3,919      $3,053      $2,244
-----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          1.75% #       1.65%      1.65%       1.65%       1.65% #
-----------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (1.12%) #      (0.94)    (0.43%)     (0.17%)       4.11% #
-----------------------------------------------------------------------------------------
 Portfolio turnover rate           89% +        145%       115%        181%        450% #
-----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                     1.85% #       1.90%      1.91%       2.28%       2.71% #
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Large Cap Growth Fund (formerly Growth Equity Fund)
                          -------------------------------------------------------------
                                                 Class B
                          -------------------------------------------------------------
                           Six months       Year        Year        Year      3/04/96*
                             Ended          Ended       Ended       Ended        to
                           4/30/00**     10/31/99**   10/31/98    10/31/97    10/31/96
                          (unaudited)
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $20.96        $17.46      $16.90      $13.73      $12.50
------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.20)        (0.31)      (0.18)      (0.13)        0.24
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency                3.47          4.96        2.17        3.46        0.99
                          -------------------------------------------------------------
 Total from investment
  operations                      3.27          4.65        1.99        3.33        1.23
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income                  -             -           -      (0.16)           -
 Distributions from
  capital gains                 (2.96)        (1.15)      (1.43)           -           -
                          -------------------------------------------------------------
 Total distributions            (2.96)        (1.15)      (1.43)      (0.16)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $21.27        $20.96      $17.46      $16.90      $13.73
------------------------------------------------------------------------------------------
Total Return                    15.58% +      27.77%      12.93%      24.50%       9.84% +
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $23,250       $17,171     $11,659      $9,040      $4,748
------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          2.40% #       2.30%       2.30%       2.30%       2.30% #
------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (1.77%) #      (1.58)     (1.07%)     (0.82%)       4.18% #
------------------------------------------------------------------------------------------
 Portfolio turnover rate           89% +        145%        115%        181%        450% #
------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                     2.50% #       2.52%       2.56%       2.78%       3.06% #
------------------------------------------------------------------------------------------

 * Commencement of Operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                 Large Cap Growth Fund (formerly Growth Equity
                                                     Fund)
                               -------------------------------------------------
                                                    Class C
                               -------------------------------------------------
                               Six months     Year      Year     Year   3/04/96*
                                  Ended      Ended     Ended    Ended      to
                                4/30/00**  10/31/99** 10/31/98 10/31/97 10/31/96
                               (unaudited)
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $20.93     $17.44    $16.89   $13.73   $12.50
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)     (0.20)     (0.31)    (0.20)   (0.13)     0.24
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              3.48       4.95      2.18     3.46     0.99
                               -----------------------------------------------
 Total from investment
  operations                        3.28       4.64      1.98     3.33     1.23
                               -----------------------------------------------
Distributions
 Dividends from net
  investment income                    -          -         -   (0.17)        -
 Distributions from capital
  gains                           (2.96)     (1.15)    (1.43)        -        -
                               -----------------------------------------------
 Total distributions              (2.96)     (1.15)    (1.43)   (0.17)        -
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $21.25     $20.93    $17.44   $16.89   $13.73
---------------------------------------------------------------------------------
Total Return                      15.66% +   27.75%    12.87%   24.50%    9.84% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $26,525    $19,463   $12,965  $12,766   $6,494
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               2.40% #    2.30%     2.30%    2.30%    2.30% #
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                         (1.77%) #  (1.58%)   (1.06%)  (0.82%)    4.13% #
---------------------------------------------------------------------------------
 Portfolio turnover rate             89% +     145%      115%     181%     450% #
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         2.51% #    2.52%     2.56%    2.75%    2.96% #
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Tax-Sensitive Equity Fund
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                               Six months     Year    1/06/98*
                                                  Ended      Ended       to
                                                4/30/00**  10/31/99** 10/31/98
                                               (unaudited)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $9.49      $9.07    $10.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                     (0.02)     (0.05)    (0.01)
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                  0.51       0.47    (0.92)
                                               ------------------------------
 Total from investment operations                   0.49       0.42    (0.93)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.98      $9.49     $9.07
-------------------------------------------------------------------------------
Total Return                                       5.16% +    4.63%   (9.30%) +
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                  $277    $ 1,526    $4,149
-------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.60% #    1.60%     1.60% #
-------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
  average net assets                             (0.47%) #  (0.48%)   (0.40%) #
-------------------------------------------------------------------------------
 Portfolio turnover rate                              4% +      56%       38% +
-------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          2.53% #    2.05%     2.51% #
-------------------------------------------------------------------------------

 * Commencement of Operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                             Tax-Sensitive Equity Fund
                          ---------------------------------------------------------------------
                                      Class B                              Class C
                          --------------------------------     --------------------------------
                          Six months     Year     1/06/98*     Six months     Year     1/06/98*
                             Ended       Ended       to          Ended        Ended       to
                           4/30/00**  10/31/99 ** 10/31/98     4/30/00**   10/31/99 ** 10/31/98
                          (unaudited)
-------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.36       $9.04    $10.00         $9.35        $9.04    $10.00
-------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.05)      (0.11)    (0.04) ***    (0.05)       (0.11)    (0.03) **
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.48        0.43    (0.92)          0.46         0.42    (0.93)
                          --------------------------------------------------------------------
 Total from investment
  operations                   0.43        0.32    (0.96)          0.41         0.31    (0.96)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.79       $9.36     $9.04         $9.76        $9.35     $9.04
-------------------------------------------------------------------------------------------------
Total Return                  4.59% +     3.54%   (9.60%) +       4.39% +      3.43%   (9.60%) +
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $2,450      $3,724    $2,900        $2,627       $3,723    $3,286
-------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.25% #     2.25%     2.25% #       2.25% #      2.25%     2.25% #
-------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (1.13%) #   (1.14%)   (1.80%) #     (1.13%) #    (1.14%)   (1.84%) #
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate         4% +       56%       38% +          4% +        56%       38% +
-------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  3.35% #     2.71%     3.24% #       3.37% #      2.71%     3.16% #
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               Growth & Income Fund
                          --------------------------------------------------------------
                                                     Class A
                          --------------------------------------------------------------
                          Six months     Year       Year     Year     Year      Year
                             Ended       Ended     Ended    Ended    Ended      Ended
                           4/30/00**  10/31/99 ** 10/31/98 10/31/97 10/31/96 10/31/95 **
                          (unaudited)
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $28.78      $24.26    $21.77   $17.56   $14.72     $13.09
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.03)        0.03      0.08     0.14     0.18       0.26
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             1.58        5.45      4.14     5.26     2.99       1.90
                          ----------------------------------------------------------
 Total from investment
  operations                   1.55        5.48      4.22     5.40     3.17       2.16
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -         -   (0.15)   (0.21)     (0.23)
 Distributions from
  realized capital gains     (2.47)      (0.96)    (1.70)   (1.04)   (0.12)     (0.30)
 Distributions in excess
  of net investment
  income                          -           -    (0.03)        -        -          -
                          ----------------------------------------------------------
 Total distributions         (2.47)      (0.96)    (1.73)   (1.19)   (0.33)     (0.53)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $27.86      $28.78    $24.26   $21.77   $17.56     $14.72
----------------------------------------------------------------------------------------
Total Return                  5.41% +    23.11%    20.82%   31.95%   21.84%     17.28%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $37,294     $37,210   $42,916  $34,186  $18,272    $12,180
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.44% #     1.34%     1.34%    1.34%    1.34%      1.34%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.25%) #     0.11%     0.34%    0.66%    1.10%      1.91%
----------------------------------------------------------------------------------------
 Portfolio turnover rate        10% +       28%       18%      39%      49%        40%
----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.62% #     1.49%     1.45%    1.50%    1.56%      1.69%
----------------------------------------------------------------------------------------

 * Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                             Growth & Income Fund
                          ------------------------------------------------------------
                                                    Class B
                          ------------------------------------------------------------
                          Six months     Year      Year     Year     Year      Year
                             Ended       Ended    Ended    Ended     Ended     Ended
                           4/30/00**   10/31/99* 10/31/98 10/31/97 10/31/96* 10/31/95*
                          (unaudited)
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $28.28      $24.01   $21.67   $17.50    $14.69    $13.08
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.12)      (0.15)   (0.07)     0.01      0.07      0.16
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             1.55        5.38     4.11     5.23      2.99      1.94
                          ----------------------------------------------------------
 Total from investment
  operations                   1.43        5.23     4.04     5.24      3.06      2.10
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -        -   (0.03)    (0.13)    (0.19)
 Distributions from
  realized capital gains     (2.47)      (0.96)   (1.70)   (1.04)    (0.12)    (0.30)
                          ----------------------------------------------------------
 Total distributions         (2.47)      (0.96)   (1.70)   (1.07)    (0.25)    (0.49)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $27.24      $28.28   $24.01   $21.67    $17.50    $14.69
--------------------------------------------------------------------------------------
Total Return                  5.06% +    22.28%   20.04%   31.40%    21.08%    16.73%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)           $101,640    $104,695  $75,574  $54,871   $34,740   $19,052
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.09% #     1.99%    1.99%    1.99%     1.99%     1.99%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.90%) #   (0.54%)  (0.32%)    0.01%     0.45%     1.14%
--------------------------------------------------------------------------------------
 Portfolio turnover rate        10% +       28%      18%      39%       49%       40%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.27% #     2.13%    2.10%    2.15%     2.20%     2.33%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Growth & Income Fund
                          ----------------------------------------------------------
                                                   Class C
                          ----------------------------------------------------------
                          Six months     Year      Year     Year     Year     Year
                             Ended       Ended    Ended    Ended    Ended    Ended
                           4/30/00**   10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95
                          (unaudited)
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $28.39      $24.10    $21.75  $17.56   $14.71   $13.08
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.12)      (0.15)    (0.07)    0.01     0.07     0.18
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             1.56        5.40      4.12    5.25     3.00     1.90
                          ---------------------------------------------------------
 Total from investment
  operations                   1.44        5.25      4.05    5.26     3.07     2.08
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -         -  (0.03)   (0.10)   (0.15)
 Distributions from
  realized capital gains     (2.47)      (0.96)    (1.70)  (1.04)   (0.12)   (0.30)
                          ---------------------------------------------------------
 Total distributions         (2.47)      (0.96)    (1.70)  (1.07)   (0.22)   (0.45)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $27.36      $28.39    $24.10  $21.75   $17.56   $14.71
------------------------------------------------------------------------------------
Total Return                  5.08% +    22.28%    20.00%  31.37%   21.12%   16.56%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)           $152,551    $156,056  $122,395 $98,250  $74,825  $63,154
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.09% #     1.99%     1.99%   1.99%    1.99%    1.99%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.90%) #   (0.54%)   (0.31%)   0.01%    0.45%    1.26%
------------------------------------------------------------------------------------
 Portfolio turnover rate        10% +       28%       18%     39%      49%      40%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.27% #     2.13%     2.10%   2.13%    2.20%    2.26%
------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                              Equity-Income Fund
                          -----------------------------------------------------------
                                                   Class A
                          -----------------------------------------------------------
                          Six months     Year      Year     Year     Year     Year
                             Ended       Ended    Ended    Ended    Ended     Ended
                           4/30/00**   10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95*
                          (unaudited)
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $16.91      $17.64   $17.44   $17.37   $15.94    $14.78
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.07        0.22     0.29     0.33     0.16      0.12
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.79)        0.46     1.46     3.59     2.69      1.83
                          ---------------------------------------------------------
 Total from investment
  operations                 (1.72)        0.68     1.75     3.92     2.85      1.95
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.19)      (0.29)   (0.33)   (0.18)   (0.14)         -
 Distributions from
  realized capital gains     (3.37)      (1.12)   (1.22)   (3.67)   (1.28)    (0.79)
                          ---------------------------------------------------------
 Total distributions         (3.56)      (1.41)   (1.55)   (3.85)   (1.42)    (0.79)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.63      $16.91   $17.64   $17.44   $17.37    $15.94
-------------------------------------------------------------------------------------
Total Return               (10.82%) +     3.93%   10.55%   27.24%   19.23%    14.22%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $8,858     $13,990  $36,661  $36,334  $28,470   $22,026
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.45% #     1.40%    1.42%    1.34%    1.34%     1.34%
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          1.07% #     1.30%    1.57%    2.01%    0.98%     0.79%
-------------------------------------------------------------------------------------
 Portfolio turnover rate        23% +       73%      22%      36%     169%       54%
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.76% #     1.58%    1.51%    1.55%    1.55%     1.62%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Equity-Income Fund
                          -----------------------------------------------------------
                                                   Class B
                          -----------------------------------------------------------
                          Six months     Year      Year     Year     Year     Year
                             Ended       Ended    Ended    Ended    Ended     Ended
                           4/30/00**   10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95*
                          (unaudited)
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $16.71      $17.43   $17.24   $17.22   $15.84    $14.77
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.03        0.10     0.16     0.23     0.06      0.02
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.78)        0.47     1.46     3.54     2.69      1.84
                          ---------------------------------------------------------
 Total from investment
  operations                 (1.75)        0.57     1.62     3.77     2.75      1.86
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.09)      (0.17)   (0.21)   (0.08)   (0.09)         -
 Distributions from
  realized capital gains     (3.37)      (1.12)   (1.22)   (3.67)   (1.28)    (0.79)
                          ---------------------------------------------------------
 Total distributions         (3.46)      (1.29)   (1.43)   (3.75)   (1.37)    (0.79)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.50      $16.71   $17.43   $17.24   $17.22    $15.84
-------------------------------------------------------------------------------------
Total Return               (11.18%) +     3.30%    9.81%   26.29%   18.59%    13.58%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $18,267     $31,659  $38,954  $36,191  $27,058   $19,874
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.11% #     2.04%    2.07%    1.99%    1.99%     1.99%
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          0.43% #     0.58%    0.93%    1.36%    0.33%     0.13%
-------------------------------------------------------------------------------------
 Portfolio turnover rate        23% +       73%      22%      36%     169%       54%
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.41% #     2.23%    2.16%    2.21%    2.20%     2.32%
-------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                              Equity-Income Fund
                          -----------------------------------------------------------
                                                   Class C
                          -----------------------------------------------------------
                          Six months     Year      Year     Year     Year     Year
                             Ended       Ended    Ended    Ended    Ended     Ended
                           4/30/00**   10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95*
                          (unaudited)
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $16.80      $17.53   $17.33   $17.27   $15.84    $14.77
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.03        0.10     0.17     0.23     0.06      0.02
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.78)        0.46     1.46     3.56     2.69      1.84
                          ---------------------------------------------------------
 Total from investment
  operations                 (1.75)        0.56     1.63     3.79     2.75      1.86
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.09)      (0.17)   (0.21)   (0.06)   (0.04)         -
 Distributions from
  realized capital gains     (3.37)      (1.12)   (1.22)   (3.67)   (1.28)    (0.79)
                          ---------------------------------------------------------
 Total distributions         (3.46)      (1.29)   (1.43)   (3.73)   (1.32)    (0.79)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.59      $16.80   $17.53   $17.33   $17.27    $15.84
-------------------------------------------------------------------------------------
Total Return               (11.11%) +     3.22%    9.83%   26.33%   18.53%    13.58%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $41,768     $70,200  $95,986  $94,649  $83,855   $83,719
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.11% #     2.04%    2.07%    1.99%    1.99%     1.99%
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          0.42% #     0.59%    0.93%    1.36%    0.33%     0.15%
-------------------------------------------------------------------------------------
 Portfolio turnover rate        23% +       73%      22%      36%     169%       54%
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.41% #     2.23%    2.10%    2.19%    2.20%     2.23%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 Balanced Fund
                          -----------------------------------------------------------
                                                    Class A
                          -----------------------------------------------------------
                          Six months    Year      Year     Year     Year      Year
                             Ended      Ended    Ended    Ended     Ended     Ended
                           4/30/00**  10/31/99* 10/31/98 10/31/97 10/31/96* 10/31/95*
                          (unaudited)
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period        $10.56     $11.48    $12.58   $12.33    $12.02    $11.13
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.07       0.24      0.25     0.34      0.39      0.38
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.07     (0.09)      1.04     1.52      1.07      1.35
                          ---------------------------------------------------------
 Total from investment
  operations                  0.14       0.15      1.29     1.86      1.46      1.73
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.28)     (0.23)    (0.32)   (0.45)    (0.40)    (0.32)
 Distributions from
  realized capital gains    (1.31)     (0.84)    (2.07)   (1.16)    (0.75)    (0.52)
                          ---------------------------------------------------------
 Total distributions        (1.59)     (1.07)    (2.39)   (1.61)    (1.15)    (0.84)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.11     $10.56    $11.48   $12.58    $12.33    $12.02
-------------------------------------------------------------------------------------
Total Return                 2.08% +    1.20%    12.42%   17.01%    13.10%    16.95%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $4,754     $5,936   $14,415  $12,294   $10,873   $10,033
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.49% #    1.39%     1.39%    1.34%     1.34%     1.34%
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         1.54% #    2.18%     2.11%    2.74%     3.32%     3.39%
-------------------------------------------------------------------------------------
 Portfolio turnover rate      167% +     198%      185%     211%      253%      226%
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.79% #    1.60%     1.53%    1.59%     1.55%     1.69%
-------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                 Balanced Fund
                          ------------------------------------------------------------
                                                    Class B
                          ------------------------------------------------------------
                          Six months    Year      Year     Year      Year      Year
                             Ended      Ended    Ended     Ended     Ended     Ended
                           4/30/00**  10/31/99* 10/31/98 10/31/97* 10/31/96* 10/31/95*
                          (unaudited)
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period        $10.49      $11.40   $12.49    $12.26    $11.98   $11.12
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.04        0.18     0.18      0.25      0.31     0.30
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.07      (0.10)     1.04      1.53      1.07     1.36
                          ---------------------------------------------------------
 Total from investment
  operations                  0.11        0.08     1.22      1.78      1.38     1.66
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.22)      (0.15)   (0.24)    (0.39)    (0.35)   (0.28)
 Distributions from
  realized capital gains    (1.31)      (0.84)   (2.07)    (1.16)    (0.75)   (0.52)
                          ---------------------------------------------------------
 Total distributions        (1.53)      (0.99)   (2.31)    (1.55)    (1.10)   (0.80)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.07      $10.49   $11.40    $12.49    $12.26   $11.98
--------------------------------------------------------------------------------------
Total Return                 1.69% +     0.57%   11.71%    16.27%    12.35%   16.31%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $9,709     $13,958  $18,929   $17,140   $16,219   $9,875
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      2.14% #     2.04%    2.04%     1.99%     1.99%    1.99%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         0.91% #     1.60%    1.46%     2.09%     2.67%    2.69%
--------------------------------------------------------------------------------------
 Portfolio turnover rate      167% +      198%     185%      211%      253%     226%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.44% #     2.25%    2.18%     2.23%     2.20%    2.37%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                Balanced Fund
                          ----------------------------------------------------------
                                                   Class C
                          ----------------------------------------------------------
                          Six months    Year      Year     Year     Year     Year
                             Ended      Ended    Ended    Ended    Ended     Ended
                           4/30/00**  10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95*
                          (unaudited)
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $10.63     $11.54   $12.62   $12.35   $12.02    $11.12
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.04       0.17     0.18     0.25     0.32      0.31
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.08     (0.09)     1.05     1.54     1.07      1.35
                          --------------------------------------------------------
 Total from investment
  operations                   0.12       0.08     1.23     1.79     1.39      1.66
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.22)     (0.15)   (0.24)   (0.36)   (0.31)    (0.24)
 Distributions from
  realized capital gains     (1.31)     (0.84)   (2.07)   (1.16)   (0.75)    (0.52)
                          --------------------------------------------------------
 Total distributions         (1.53)     (0.99)   (2.31)   (1.52)   (1.06)    (0.76)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.22     $10.63   $11.54   $12.62   $12.35    $12.02
------------------------------------------------------------------------------------
Total Return                  1.77% +    0.58%   11.68%   16.21%   12.41%    16.25%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $41,734    $53,669  $65,049  $68,261  $72,821   $80,626
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.14% #    2.04%    2.04%    1.99%    1.99%     1.99%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          0.90% #    1.55%    1.47%    2.09%    2.67%     2.76%
------------------------------------------------------------------------------------
 Portfolio turnover rate       167% +     198%     185%     211%     253%      226%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.44% #    2.25%    2.18%    2.20%    2.20%     2.24%
------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                            Strategic Income Fund
                          ---------------------------------------------------------
                                                   Class A
                          ---------------------------------------------------------
                          Six months    Year      Year     Year     Year     Year
                             Ended      Ended    Ended    Ended    Ended    Ended
                           4/30/00**  10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95
                          (unaudited)
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $8.40      $8.99    $9.76    $9.80    $9.07    $8.90
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.39       0.72     0.67     0.70     0.80     0.78
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.23)     (0.53)   (0.63)     0.28     0.72     0.18
                          --------------------------------------------------------
 Total from investment
  operations                 (0.16)       0.19     0.04     0.98     1.52     0.96
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.39)     (0.73)   (0.67)   (0.84)   (0.79)   (0.79)
 Distributions from
  realized capital gains          -     (0.05)   (0.14)   (0.18)        -        -
                          --------------------------------------------------------
 Total distributions         (0.39)     (0.78)   (0.81)   (1.02)   (0.79)   (0.79)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.17      $8.40    $8.99    $9.76    $9.80    $9.07
-----------------------------------------------------------------------------------
Total Return                  1.92% +    2.10%    0.22%   10.57%   17.35%   11.43%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $6,948     $8,997  $15,296  $15,924  $13,382  $10,041
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.55% #    1.50%    1.50%    1.50%    1.50%    1.07%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          9.26% #    8.21%    7.02%    7.25%    8.28%    9.08%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        41% +     119%     162%     193%      68%     180%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.85% #    1.67%    1.56%    1.61%    1.65%    1.69%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

                                            Strategic Income Fund
                          ---------------------------------------------------------
                                                   Class B
                          ---------------------------------------------------------
                          Six months    Year      Year     Year     Year     Year
                             Ended      Ended    Ended    Ended    Ended    Ended
                           4/30/00*   10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95
                          (unaudited)
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $8.41      $8.99    $9.76    $9.80    $9.07    $8.90
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.36       0.66     0.61     0.64     0.73     0.73
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.23)     (0.52)   (0.63)     0.28     0.73     0.17
                          --------------------------------------------------------
 Total from investment
  operations                 (0.13)       0.14   (0.02)     0.92     1.46     0.90
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.37)     (0.67)   (0.61)   (0.78)   (0.73)   (0.73)
 Distributions from
  realized capital gains          -     (0.05)   (0.14)   (0.18)        -        -
                          --------------------------------------------------------
 Total distributions         (0.37)     (0.72)   (0.75)   (0.96)   (0.73)   (0.73)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.17      $8.41    $8.99    $9.76    $9.80    $9.07
-----------------------------------------------------------------------------------
Total Return                  1.48% +    1.56%  (0.43%)    9.86%   16.59%   10.72%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $17,071    $21,340  $29,210  $34,590  $30,890  $20,672
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.20% #    2.15%    2.15%    2.15%    2.15%    1.95%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          8.55% #    7.58%    6.39%    6.60%    7.63%    8.10%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        41% +     119%     162%     193%      68%     180%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.50% #     2.32    2.21%    2.23%    2.27%    2.38%
-----------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                            Strategic Income Fund
                          ---------------------------------------------------------
                                                   Class C
                          ---------------------------------------------------------
                          Six months
                             Ended      Year      Year     Year     Year     Year
                           4/30/00**    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $8.41      $8.99    $9.76    $9.80    $9.07    $8.90
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.36       0.66     0.61     0.64     0.73     0.73
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.23)     (0.52)   (0.63)     0.28     0.73     0.17
                          --------------------------------------------------------
 Total from investment
  operations                 (0.13)       0.14   (0.02)     0.92     1.46     0.90
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.37)     (0.67)   (0.61)   (0.78)   (0.73)   (0.73)
 Distributions from
  realized capital gains          -     (0.05)   (0.14)   (0.18)        -        -
                          --------------------------------------------------------
 Total distributions         (0.37)     (0.72)   (0.75)   (0.96)   (0.73)   (0.73)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.17      $8.41    $8.99    $9.76    $9.80    $9.07
-----------------------------------------------------------------------------------
Total Return                  1.48% +    1.56%  (0.43%)    9.86%   16.59%   10.72%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $15,862    $20,749  $33,537  $32,683  $22,783  $14,273
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.20% #    2.15%    2.15%    2.15%    2.15%    1.95%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          8.59% #    7.57%    6.37%    6.60%    7.63%    8.25%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        41% +     119%     162%     193%      68%     180%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.50% #    2.32%    2.21%    2.24%    2.28%    2.37%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Core Bond Fund (formerly Investment Quality Bond Fund)
                          ----------------------------------------------------------
                                                   Class A
                          ----------------------------------------------------------
                          Six months
                             Ended      Year      Year     Year     Year     Year
                           4/30/00**    Ended    Ended    Ended    Ended     Ended
                          (unaudited) 10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95*
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.85      $10.63   $10.52   $10.34   $10.56     $9.74
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.32        0.66     0.68     0.67     0.66      0.68
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.24)      (0.77)     0.10     0.18   (0.20)      0.82
                          --------------------------------------------------------
 Total from investment
  operations                  0.08      (0.11)     0.78     0.85     0.46      1.50
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.34)      (0.67)   (0.67)   (0.67)   (0.68)    (0.68)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.59       $9.85   $10.63   $10.52   $10.34    $10.56
------------------------------------------------------------------------------------
Total Return                 0.78% +   (1.08%)    7.63%    8.57%    4.52%    15.91%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $2,887      $3,507   $6,730   $7,110   $9,056   $10,345
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.30% #     1.25%    1.25%    1.25%    1.25%     1.25%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         6.52% #     4.77%    6.45%    6.54%    6.37%     6.72%
------------------------------------------------------------------------------------
 Portfolio turnover rate       18% +       43%      48%      65%      56%      132%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.94% #     1.70%    1.54%    1.62%    1.55%     1.73%
------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                           Core Bond Fund (formerly Investment Quality Bond Fund)
                          ---------------------------------------------------------
                                                   Class B
                          ---------------------------------------------------------
                          Six months
                             Ended      Year      Year     Year     Year     Year
                           4/30/00**    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99* 10/31/98 10/31/97 10/31/96 10/31/95
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.85      $10.62   $10.52   $10.33   $10.55    $9.74
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.28        0.59     0.61     0.60     0.60     0.61
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.25)      (0.75)     0.10     0.20   (0.20)     0.82
                          -------------------------------------------------------
 Total from investment
  operations                  0.05      (0.16)     0.71     0.80     0.40     1.43
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.31)      (0.61)   (0.61)   (0.61)   (0.62)   (0.62)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.59       $9.85   $10.62   $10.52   $10.33   $10.55
-----------------------------------------------------------------------------------
Total Return                 0.47% +   (1.56%)    6.93%    8.05%    3.92%   15.12%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $3,583      $4,295   $4,845   $4,613   $4,678   $3,472
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.95% #     1.90%    1.90%    1.90%    1.90%    1.90%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         5.85% #     5.71%    5.81%    5.89%    5.72%    5.95%
-----------------------------------------------------------------------------------
 Portfolio turnover rate       18% +       43%      48%      65%      56%     132%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.60% #     2.39%    2.20%    2.33%    2.27%    2.69%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Core Bond Fund (formerly Investment Quality Bond Fund)
                          ----------------------------------------------------------
                                                   Class C
                          ----------------------------------------------------------
                          Six months
                             Ended      Year      Year      Year     Year     Year
                           4/30/00**    Ended    Ended     Ended    Ended    Ended
                          (unaudited) 10/31/99* 10/31/98  10/31/97 10/31/96 10/31/95
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.85      $10.62   $10.52    $10.33   $10.55    $9.74
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.28        0.59     0.61      0.60     0.60     0.61
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.23)      (0.75)     0.10      0.20   (0.20)     0.82
                          --------------------------------------------------------
 Total from investment
  operations                  0.05      (0.16)     0.71      0.80     0.40     1.43
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.31)      (0.61)   (0.61)    (0.61)   (0.62)   (0.62)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.59       $9.85   $10.62    $10.52   $10.33   $10.55
------------------------------------------------------------------------------------
Total Return                0.47% +    (1.56%)    6.93% +   8.05%    3.92%   15.12%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $3,285      $4,593   $5,532    $6,109   $7,543   $7,206
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.95% #     1.90%    1.90%     1.90%    1.90%    1.90%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         5.86% #     5.70%    5.81%     5.89%    5.72%    6.00%
------------------------------------------------------------------------------------
 Portfolio turnover rate       18% +       43%      48%       65%      56%     132%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.59% #     2.38%    2.20%     2.29%    2.22%    2.50%
------------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method
+ Non-annualized
# Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                           Municipal Bond Fund (formerly National Municipal Bond)
                          --------------------------------------------------------
                                                  Class A
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.48     $10.22   $10.09    $9.73    $9.62    $8.82
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.23       0.45     0.47     0.48     0.48     0.51
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.11)     (0.74)     0.13     0.36     0.11     0.80
                          ------------------------------------------------------
 Total from investment
  operations                  0.12     (0.29)     0.60     0.84     0.59     1.31
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.19)     (0.45)   (0.47)   (0.48)   (0.48)   (0.51)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.41      $9.48   $10.22   $10.09    $9.73    $9.62
----------------------------------------------------------------------------------
Total Return                 1.74% +  (2.95%)    6.04%    8.85%    6.31%   15.26%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $3,721     $4,435   $5,820   $6,347   $7,710   $7,618
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.00% #    1.00%    1.00%    0.99%    0.99%    0.80%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.96% #    4.52%    4.60%    4.87%    4.99%    5.55%
----------------------------------------------------------------------------------
 Portfolio turnover rate       18% +      46%      43%      29%      49%      44%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.73% #    1.41%    1.23%    1.23%    1.25%    1.34%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Municipal Bond Fund (formerly National Municipal Bond)
                          --------------------------------------------------------
                                                  Class B
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.48     $10.22   $10.09    $9.73    $9.62    $8.81
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.19       0.37     0.38     0.40     0.40     0.43
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.10)     (0.74)     0.13     0.36     0.11     0.81
                          ------------------------------------------------------
 Total from investment
  operations                  0.09     (0.37)     0.51     0.76     0.51     1.24
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.16)     (0.37)   (0.38)   (0.40)   (0.40)   (0.43)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.41      $9.48   $10.22   $10.09    $9.73    $9.62
----------------------------------------------------------------------------------
Total Return                 1.33% +  (3.77%)    5.15%    7.94%    5.41%   14.42%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $3,378     $4,197   $5,273   $6,532   $6,130   $5,876
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.85% #    1.85%    1.85%    1.84%    1.84%    1.70%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.11% #    3.67%    3.75%    4.02%    4.14%    4.59%
----------------------------------------------------------------------------------
 Portfolio turnover rate       18% +      46%      43%      29%      49%      44%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.59% #    2.26%    2.08%    2.15%    2.11%    2.41%
----------------------------------------------------------------------------------

 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                           Municipal Bond Fund (formerly National Municipal Bond)
                          --------------------------------------------------------
                                                  Class C
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.48     $10.22   $10.09    $9.73    $9.62    $8.81
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.19       0.37     0.38     0.40     0.40     0.43
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.10)     (0.74)     0.13     0.36     0.11     0.81
                          ------------------------------------------------------
 Total from investment
  operations                  0.09     (0.37)     0.51     0.76     0.51     1.24
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.16)     (0.37)   (0.38)   (0.40)   (0.40)   (0.43)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.41      $9.48   $10.22   $10.09    $9.73    $9.62
----------------------------------------------------------------------------------
Total Return                 1.32% +  (3.77%)    5.15%    7.94%    5.41%   14.42%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $2,825     $3,931   $5,147   $5,305   $5,693   $6,834
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.85% #    1.85%    1.85%    1.84%    1.84%    1.70%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average
  net assets                 4.11% #    3.67%    3.75%    4.02%    4.14%    4.53%
----------------------------------------------------------------------------------
 Portfolio turnover rate       18% +      46%      43%      29%      49%      44%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.58% #    2.26%    2.08%    2.15%    2.25%    2.63%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      U.S. Government Securities Fund
                          --------------------------------------------------------
                                                  Class A
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.55    $10.08    $9.94    $9.80    $9.98    $9.45
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.53      0.53     0.56     0.59     0.56     0.63
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.47)    (0.48)     0.16     0.13   (0.12)     0.57
                          -------------------------------------------------------
 Total from investment
  operations                   0.06      0.05     0.72     0.72     0.44     1.20
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.29)    (0.58)   (0.58)   (0.58)   (0.56)   (0.67)
 Distributions in excess
  of net investment
  income                          -         -        -        -   (0.06)        -
                          -------------------------------------------------------
 Total distributions         (0.29)    (0.58)   (0.58)   (0.58)   (0.62)   (0.67)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.32     $9.55   $10.08    $9.94    $9.80    $9.98
----------------------------------------------------------------------------------
Total Return                  0.63% +   0.48%    7.41%    7.56%    4.64%   13.15%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $35,495   $35,379  $49,624  $53,235  $72,774  $81,179
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.25% #   1.25%    1.25%    1.25%    1.25%    1.25%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          6.18% #   5.64%    5.65%    6.20%    5.71%    6.54%
----------------------------------------------------------------------------------
 Portfolio turnover rate        69% +     63%     116%     364%     477%     469%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.62% #   1.46%    1.40%    1.42%    1.41%    1.45%
----------------------------------------------------------------------------------

 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                          ----------------------------------------------------------
                                                   Class B
                          ----------------------------------------------------------
                          Six months
                             Ended       Year     Year     Year     Year      Year
                            4/30/00     Ended    Ended    Ended     Ended    Ended
                          (unaudited)  10/31/99 10/31/98 10/31/97 10/31/96* 10/31/95
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.56     $10.07    $9.94    $9.80     $9.98    $9.45
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.48       0.47     0.49     0.54      0.50     0.56
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.47)     (0.47)     0.15     0.11    (0.12)     0.58
                          ---------------------------------------------------------
 Total from investment
  operations                   0.01       0.00     0.64     0.65      0.38     1.14
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.25)     (0.51)   (0.51)   (0.51)    (0.50)   (0.61)
 Distributions in excess
  of net investment
  income                          -          -        -        -    (0.06)        -
                          ---------------------------------------------------------
 Total distributions         (0.25)     (0.51)   (0.51)   (0.51)    (0.56)   (0.61)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.32      $9.56   $10.07    $9.94     $9.80    $9.98
------------------------------------------------------------------------------------
Total Return                  0.17% +    0.01%    6.60%    6.84%     3.97%   12.45%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)           $12,0725    $12,033  $17,850  $16,659   $19,444  $13,993
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.90% #    1.90%    1.90%    1.90%     1.90%    1.90%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          5.53% #    5.00%    4.99%    5.55%     5.06%    5.53%
------------------------------------------------------------------------------------
 Portfolio turnover rate        69% +      63%     116%     364%      477%     469%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.27% #    2.11%    2.05%    2.09%     2.06%    2.28%
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                          ---------------------------------------------------------
                                                   Class C
                          ---------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year      Year
                            4/30/00    Ended    Ended    Ended     Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96* 10/31/95
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.56    $10.07    $9.94    $9.80     $9.98    $9.45
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.48      0.47     0.49     0.54      0.50     0.56
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.47)    (0.47)     0.15     0.11    (0.12)     0.58
                          --------------------------------------------------------
 Total from investment
  operations                   0.01      0.00     0.64     0.65      0.38     1.14
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.25)    (0.51)   (0.51)   (0.51)    (0.50)   (0.61)
 Distributions in excess
  of net investment
  income                          -         -        -        -    (0.06)        -
                          --------------------------------------------------------
 Total distributions         (0.25)    (0.51)   (0.51)   (0.51)    (0.56)   (0.61)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.32     $9.56   $10.07    $9.94     $9.80    $9.98
-----------------------------------------------------------------------------------
Total Return                  0.17% +   0.01%    6.60%    6.84%     3.97%   12.45%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $10,817   $10,776  $12,708  $14,716   $20,009  $20,186
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.90% #   1.90%    1.90%    1.90%     1.90%    1.90%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          5.53% #   5.00%    5.00%    5.55%     5.06%    5.74%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        69% +     63%     116%     364%      477%     469%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.27% #   2.11%    2.05%    2.09%     2.06%    2.15%
-----------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                             Money Market Fund
                          --------------------------------------------------------
                                                  Class A
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $1.00     $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.02      0.04     0.05     0.05     0.05     0.05
Distributions
 Dividends from net
  investment income          (0.02)    (0.04)   (0.05)   (0.05)   (0.05)   (0.05)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $1.00     $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Total Return                  2.49% +   4.56%    5.18%    5.13%    5.16%    5.60%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $10,370    $6,030  $10,295  $11,057   $8,087  $11,379
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       0.66% #   0.50%    0.50%    0.50%    0.50%    0.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          5.07% #   4.46%    5.06%    5.02%    5.02%    5.45%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.06% #   0.95%    0.92%    0.96%    0.95%    0.96%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Money Market Fund
                          --------------------------------------------------------
                                                  Class B
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.02       0.04     0.05     0.05     0.05     0.05
Distributions
 Dividends from net
  investment income         (0.02)     (0.04)   (0.05)   (0.05)   (0.05)   (0.05)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Total Return                 2.50% +    4.56%    5.18%    5.13%    5.16%    5.60%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $2,843     $4,551   $5,919   $3,332   $3,062   $1,564
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      0.65% #    0.50%    0.50%    0.50%    0.50%    0.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.94% #    4.47%    5.02%    5.02%    5.02%    5.52%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 0.98% #    0.99%    0.98%    1.05%    1.18%    1.41%
----------------------------------------------------------------------------------

 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                             Money Market Fund
                          --------------------------------------------------------
                                                  Class C
                          --------------------------------------------------------
                          Six months
                             Ended      Year     Year     Year     Year     Year
                            4/30/00    Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/99 10/31/98 10/31/97 10/31/96 10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.02       0.04     0.05     0.05     0.05     0.05
Distributions
 Dividends from net
  investment income         (0.02)     (0.04)   (0.05)   (0.05)   (0.05)   (0.05)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Total Return                  2.49 +    4.56%    5.18%    5.13%    5.16%    5.60%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $6,722     $8,644   $8,237   $7,539   $9,840   $9,394
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      0.65% #    0.50%    0.50%    0.50%    0.50%    0.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.95% #    4.48%    5.05%    5.01%    5.02%    5.46%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.01% #    1.01%    0.94%    1.00%    0.98%    0.95%
----------------------------------------------------------------------------------

 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Small Cap Fund

-----------------------------------------------------
                                  Shares        Value
                                  ------        -----
COMMON STOCKS - 84.05%
Airlines - 0.39%
China Southern Airline*          672,000     $123,371
                                         ------------
Apparel - 0.57%
Giordano International           112,000      183,331
                                         ------------
Automobiles & Related - 1.41%
Brilliance China Automotive        4,385       71,256
Futaba Industrial*                14,000      148,665
Haldex AB                          4,350       48,274
Jac*                                 600       43,383
Lex Service                       22,075      139,713
                                         ------------
                                              451,291
Basic Industry - 1.13%
BWT AG*                              250       73,410
Carbone Lorraine*                  2,875      125,456
Tsubaki Nakashima*                13,000      162,718
                                         ------------
                                              361,584
Biotechnology - 1.63%
Oxford Glycosciences*              5,616      142,568
Perbio Science                    23,800      164,577
Stressgen Biotechnologies Co.*     5,550       20,050
Trinity Biotech Plc*               5,475       21,900
Xenova Group*                     80,600      170,667
                                         ------------
                                              519,762
Building Materials - 1.25%
Buzzi Unichem Spa*                11,250       95,115
Caltagirone Spa*                  25,950       85,872
Natsteel, Ltd.*                   41,000      100,428
Nichiei Co.*                      47,000      119,224
                                         ------------
                                              400,639
Business Services - 6.37%
A Novo                               795      175,191
Articon Information Systems AG*      719       54,906
C. Rel AS*                        38,825       56,340
Connova Group AB                   6,575       50,599
Devoteam SA*                         225       31,091
Deutscher Industrie Service*         950      115,728
Eyretel*                         111,625      257,216
GFK AG, 144A*                      2,625      105,120
HiQ International AB*                675       66,627
Information Highway Center         5,950       61,053
Kipling Holding AB                 3,975       76,698
Mediagerance*                        625       52,216
Penauille Polyservices*              300      181,229
Pinkroccade NV                     5,350      331,703
Prosegur Seguridad                 6,300       74,341
RTS Networks Group*                2,525        4,285
Sifo Group AB*                     8,645      110,883
Sumisho Lease*                     8,000      146,646

                                  Shares        Value
                                  ------        -----
Business Services - cont'd.
Transacsys*                       17,075      $13,558
Unique International NV            3,150       72,308
                                         ------------
                                            2,037,738
Chemicals - 1.00%
Bejing Yanhua*                 1,070,000      126,380
Oxford Asymmetry*                  1,575       10,250
Shanghai Petrochemical Corp.*  1,318,000      177,669
Shanghai Petrochemical Corp.*        400        5,750
                                         ------------
                                              320,049
Computer Equipment - 3.18%
IBA Technologies, Ltd. 144A*      89,550       66,417
Keycorp, Ltd.*                     2,575       13,158
Koa Corporation                    4,000      116,280
Kontron*                           1,100       57,001
Logitech International*              500      329,941
Lynx Group Plc*                   23,575       67,904
Micronics Japan Co.*               1,100       22,201
Muehlbauer Holdings*                 925       59,705
Mycal Card, Inc.                   2,600       96,524
Plasmon Plc                       23,800       87,821
Yuxing Infotech Holding*         120,000      100,139
                                         ------------
                                            1,017,091
Computer Networking - 0.26%
Automated Systems Holdings*      122,000       81,446
                                         ------------
Computer Software & Services - 7.62%
Academedia AB*                     3,400       73,946
Advantage Group, Ltd.*            61,925      109,758
Aisoftw@re*                          250       39,319
AIT Group                         10,725      153,624
Auxinet Plc*                      17,975        4,618
Cedar Group*                       6,575       73,604
Certicom Corp.*                    1,100       56,081
Easier*                           26,875       31,382
Ecosoft Group Plc*                 1,900       25,884
Founder Holdings, Ltd.*          184,000      106,301
ILOG SA*                           1,900       68,400
Info Realite*                      2,300       76,319
ITNet*                            11,775      137,957
Japan Business Comp.*              1,000       46,660
Meta4 NV*                          1,150       13,173
Netbenefit*                        4,500       49,044
Norcom Information*                  850       66,378
Radvision, Ltd.*                   5,350      204,638
RM                                 9,650      105,548
Royalblue Group                    2,775       56,167
Securenet Limited*                 8,925       26,582
Ser Systeme AG*                    4,325      181,259
Servicepower Tech.*               19,925       36,296
Sherwood International             7,050      102,081
Sigma AB*                          3,625      104,311
Software Innovation*               2,300       43,646
Systar*                            1,600       33,891

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----
Computer Software & Services - cont'd.
Think Tools*                         175      $72,555
Tiscon AG*                         1,425      116,592
Unit 4 NV*                         2,575      129,922
Visma ASA                          2,550       15,371
XRT-Cerg                             650       75,637
                                         ------------
                                            2,436,944
Construction - 0.39%
Hunet*                            24,000      124,427
                                         ------------
Consumer Products & Services - 1.48%
Aderans Company                    2,800      122,094
Homac                              2,900       71,953
Zapf Creation AG                   3,425      213,286
ITE Group                         49,600       66,799
                                         ------------
                                              474,132
Distribution - 0.82%
China Shipping*                  896,000      106,979
Manutan International              1,850      153,552
                                         ------------
                                              260,531
Diversified - 1.20%
DCC Plc*                          24,500      241,662
Seiyu                             47,000      140,980
                                         ------------
                                              382,642
Electronics - 6.19%
AGC AG                               325       77,410
Adcon Telemetry AG*                9,075      207,077
Alba                               2,500       23,354
Allgon AB*                         5,325      117,594
Eimo                               6,700       60,910
Enplas Corporation*                3,000      151,646
JOT Automation Group              10,750       77,694
Kardex AG*                           175       56,319
Kudelski SA*                          13      133,728
Nanjing Panda Electronics*       168,000       69,558
SEZ Holdings AG*                      63       58,267
Sustainable Technologies*        109,950       12,200
SZ Testsysteme                     7,600      191,384
Techem AG 144A*                    9,600      259,203
Technology Nexus AB                2,100       81,508
Toko, Inc.*                       29,000      241,633
Yamaichi Electronics*              2,100       75,823
Yokowo Company*                    3,000       84,433
                                         ------------
                                            1,979,741
Energy - 0.16%
Vesta Wind Systems, 144A             150       50,162
                                         ------------
Environmental Services - 0.10%
Waste Recycling                    4,500       32,089
                                         ------------
Financial Services - 5.52%
Aberdeen Asset Management*         8,050       58,782
Bank Sarasin et Cie*                  25       67,264
Bertrand Faure                     3,375      127,177
BMP Venture Capital AG*              825       17,850

                                  Shares        Value
                                  ------        -----
Financial Services - cont'd.
Dah Sing Financial                19,600      $76,747
First Capital Corp.*             126,000      126,258
Great Eagle Holdings*             61,000      104,157
Ichiyoshi Securities Co.          28,000      266,482
Intermediate Capital              14,875      136,295
Internet Indirect*                60,825       17,993
IQE Plc*                           2,325      139,500
JCG Holdings, Ltd.                32,000       16,638
M2M Corp., Ltd.*                  14,000        2,453
Man E D & F Group                 18,875      145,909
Menire                             8,000       54,546
Newmedia Spark Plc*               47,300       46,396
Real Time Systemize 144A           8,025      159,772
Tecis Holding AG*                    700      100,546
Wing Hang Bank, Ltd.              41,500      101,763
                                         ------------
                                            1,766,528
Food & Beverages - 1.47%
Elior 144A*                       14,100      153,435
Fraser and Neave                  37,000      119,250
Iceland Group                      3,625       16,001
Katokichi Co.*                     4,000       97,394
Matsuya Foods*                     1,000       29,255
Ng Fung Hong, Ltd.*              110,000       55,076
                                         ------------
                                              470,411
Healthcare Services - 1.33%
Colin Corp.                        1,500      181,919
Nestor Healthcare Group           20,200      135,237
Quality Healthcare*              140,000       57,516
Unilabs Holdings                      50       50,448
                                         ------------
                                              425,120
Insurance - 0.91%
April Group SA                       600      105,819
COR AG Insurance*                 11,575      184,150
                                         ------------
                                              289,969
Leisure & Entertainment - 2.07%
Enlight Interactive AB*            1,150       18,342
Highlight Communications*          5,475      219,002
Koei Company*                      2,800      100,579
NH Hotels SA*                      7,025       78,872
Scandic Hotels AB                  7,525       79,732
Superscape Plc*                   32,750      165,718
                                         ------------
                                              662,245
Machinery - 5.83%
Amada Co.*                        24,000      218,636
Furukawa Co.*                     30,000       56,937
Idec Izumi Corp.*                 15,000      238,856
KCI Konecranes Int'l. Plc          1,750       58,069
LG Cable & Machinery, Ltd.*        6,680      106,543
Manitou*                           1,800      144,001
Mikron Holding AG*                    50       36,096
Neopost*                           2,500       66,137
Nippon Thompson Co.*              17,000      176,429

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----
Machinery - cont'd.
Pinguely Haulotte*                 2,050     $322,412
Saurer AG*                           450      221,797
Swisslog Holding*                    500      219,767
                                         ------------
                                            1,865,680
Manufacturing - 2.32%
Abric Berhad*                     34,000      120,789
Chloride Group                    72,350      144,186
Omni Industries*                 118,000      230,952
Reiter Holding AG*                   150       88,719
Zodiac                               900      158,647
                                         ------------
                                              743,293
Medical Supplies & Equipment - 4.06%
Axis Shield*                       7,900       81,056
Biacore International              2,350       85,183
Card Guard*                        4,625      195,776
Jomed NV*                          2,400       72,367
Moritex Corp.*                     2,000      149,979
MWG Biotech AG*                      575      101,933
Nobel Biocare*                     8,400      224,849
Tecan AG*                            450      387,753
                                         ------------
                                            1,298,896
Metals & Mining - 1.04%
Angang New Steel*              1,064,000       87,424
Antofagasta Holdings*              9,775       60,116
Arkivator AB                       1,650       78,396
Jiangxi Copper Company, Ltd.*    119,000        9,930
Yanzhou Coal Mining*             490,000       98,136
                                         ------------
                                              334,002
Oil Services - 0.88%
Precision Drilling Corp.*          7,850      249,669
Smedvig ASA                        2,575       32,337
                                         ------------
                                              282,006
Packaging - 0.17%
Ifco Systems NV*                   2,200       53,401
                                         ------------
Pharmaceuticals - 1.29%
Cerep*                             3,725      216,729
Hisamitsu Pharmaceuticals          3,000       73,879
Karo Bio AB                        2,575       90,467
Neurosearch AS*                      475       30,610
                                         ------------
                                              411,685
Property - 1.41%
Joint Corporation*                 4,500      156,228
Keppel Land, Ltd.*                62,000       74,117
Pierre & Vacances                    875       45,182
Wing Tai Holdings, Ltd.          213,000      174,744
                                         ------------
                                              450,271
Publishing & Broadcasting - 3.70%
Alma Media Corp.                   2,875      122,842
Chrysalis Group*                  28,500       95,402
HIT Entertainment 144A*           39,150      262,105

                                  Shares        Value
                                  ------        -----
Publishing & Broadcasting - cont'd.
IMS Group                          1,800       $5,717
Incepta Group*                   111,450      189,139
Intertainment AG*                  1,900      180,847
Isis Communications*             198,050       99,469
Jean-Claude Darmon*                  275       30,825
Johnston Press*                   11,675       59,622
Netnation Communications, Inc.*      275        1,994
Sportsworld Media*                11,023       86,155
Wegener NV*                        3,175       48,924
                                         ------------
                                            1,183,041
Retail Trade - 3.58%
Beter Bed Holding NV*              2,100       70,446
Cortefiel SA                       8,575      180,856
Daimaru, Inc.                     54,000      178,475
Esprit Holdings                   18,000       19,180
Etam Development*                  3,300       74,401
Grafton Group*                     2,000       41,364
Jelmoli Holding AGB*                  50       64,655
Lindex AB                          2,425       58,962
Shimachu Co.                      15,900      270,851
Ted Baker                          9,900       77,686
Xebio Co.                          5,800      108,466
                                         ------------
                                            1,145,342
Semiconductors & Equipment - 1.60%
Advanced Systems Auto*            74,000       65,045
BE Semiconductor*                  3,975       80,585
CE Consumer Electronics*             125       21,023
Custom Silicon*                    4,000       74,910
DSP Group, Inc.*                   1,325       94,241
Imagination Technologies Group*   10,125       44,928
Robotic Technology Systems*       15,700      130,776
                                         ------------
                                              511,508
Telecommunication Equipment - 5.31%
Algo Vision*                       9,925      119,100
Audiocodes, Ltd.*                  1,200       90,000
Breeze.com, Ltd.*                  9,200      253,000
BVRP Software                        909       87,595
Comroad AG*                          275       37,375
Ericsson Spa*                      1,625       88,342
European Telecom                  15,750      109,613
Infocast AB*                       1,975       28,636
ITG Group Plc 144A*               13,844      157,571
Mobile Solutions, Inc.             1,125       39,375
On Track Innovation*               6,750      135,001
Pandatel AG                        1,225      159,252
Switchcore                           812       58,414
Teleste Corp.                     12,725      334,902
                                         ------------
                                            1,698,176
Telecommunication Services - 4.32%
AAPT, Ltd.                        19,600       78,408
City Telecom                     248,000       86,761
Comptel OYJ 144A                  11,025      249,167

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                      Shares        Value
                                                      ------        -----
Telecommunication Services - cont'd.
Cybertron Telekon AG                                   1,450     $244,130
Easynet Group*                                           342        5,043
Future Integrated Telephony*                          13,077       99,765
Glocalnet*                                             1,750       56,603
NHC Communications, Inc.*                                825        4,429
Telelogic AB                                          42,175      319,864
Telemetrix                                            46,625      236,653
                                                             ------------
                                                                1,380,823
Transportation - 1.05%
De Sammenslut Vogn                                     5,100      133,826
Hitachi Transport                                      3,000       13,748
Neptune Orient Lines*                                177,000      158,693
Shenzen Expressway                                   280,000       31,274
                                                             ------------
                                                                  337,541
Utilities - 1.04%
Huaneng Power International*                         764,000      173,612
Independent Energy Holdings Plc*                       4,075      158,925
                                                             ------------
                                                                  332,537
TOTAL COMMON STOCKS (Cost $29,977,142)                       $ 26,879,445
                                                             ------------
WARRANTS - 0.48%
Burntsand, Inc. (Expiration date 03/07/01)*           11,020      $52,834
NHC Communications, Inc. Special Warrants              5,825       31,270
OCI Communications, Inc. (Expiration date
 03/28/01)*                                            6,518       69,322
                                                             ------------
TOTAL WARRANTS (Cost $201,566)                                   $153,426
                                                             ------------
PREFERRED STOCKS - 0.67%
Belgo Mineire*                                        50,000       $3,932
Boss (Hugo) AG*                                        1,100      173,002
Celular CRT*                                         100,000       37,663
                                                             ------------
TOTAL PREFERRED STOCKS (Cost $222,178)                           $214,597
                                                             ------------
                                                   Principal        Value
                                                   ---------        -----
SHORT TERM INVESTMENTS - 0.94%
SSGA Money Market Fund                               301,274     $301,274
                                                             ------------
                                                                  301,274
                                                             ------------
REPURCHASE AGREEMENT - 13.86%
Repurchase Agreement with State Street Bank &
Trust Co. dated 04/28/00 at 4.75%, to be
repurchased at $4,432,725 on 05/01/00,
collateralized by $4,650,000 U.S. Treasury Notes,
5.625% due 05/15/08 (valued at $4,644,453,
including interest) (Cost $4,431,000)              4,431,000    4,431,000
                                                             ------------
TOTAL INVESTMENTS (International Small Cap Fund) (Cost
 $35,133,160)                                                 $31,979,742
                                                             ------------

--------------------------------------------------------
International Equity Fund
--------------------------------------------------------
                                     Shares        Value
                                     ------        -----
COMMON STOCKS - 88.99%
Aerospace & Military Technology - 0.30%
British Aerospace Plc                 5,826      $35,830
Singapore Technologies Engineering   20,000       28,128
Thomson CSF                             451       16,031
                                            ------------
                                                  79,989
Appliances & Household Durables - 2.54%
Electrolux AB                         1,300       21,966
Matsushita Electric Industrial        7,000      185,345
Philips Electronics                   3,864      172,371
Sanyo Electric Company Ltd.           9,000       60,075
Sharp Corporation                     4,000       77,212
Sony Corporation                      1,300      149,359
                                            ------------
                                                 666,328
Automobiles - 2.51%
Cycle & Carriage Ltd.                 2,000        5,919
Daimlerchrysler AG                    1,550       90,394
Fiat SpA                                693       15,884
Honda Motor Company                   1,000       44,716
Hyundai Motor Co.                       410        3,861
Nissan Motors Company                 7,000       31,820
Peugeot SA                              123       25,450
Toyota Motor Corp.                    8,000      397,723
Volkswagen AG                           550       20,750
Volvo AB                                200        4,673
Volvo AB                                700       16,981
                                            ------------
                                                 658,171
Banking - 12.08%
77 Bank Ltd.                          1,000        7,184
Abbey National Plc.                   2,518       28,737
Abn Amro Holdings NV                  4,283       88,192
Asahi Bank Ltd.                      11,000       52,956
Banca Commerciale Italiana              747        3,531
Banca Intesa SpA                     10,944       40,294
Banca Popolare di Milano                870        5,188
Banco Bilbao Vizcaya SA              14,420      196,638
Banco Bradesco                      527,000        2,977
Banco Comercial Portugues SA          6,680       31,336
Banco Espirito Santo                    690       15,996
Banco di Roma                        10,434       11,032
Banco Santander Central Hispano      18,056      188,277
Bank Austria AG                         861       38,197
Bank of East Asia Ltd.                1,838        3,976
Bank of Tokyo-Mitsubishi Ltd         18,000      232,301
Bank of Yokohama Ltd.                 1,000        3,833
Banque Nationale de Paris               904       73,060
Barclays Plc                          1,903       48,680
Bayerische Hypo-Und Vereinsbank       1,550       94,410
BPI-SGPS SA                           4,425       14,402
Chiba Bank Ltd.                         600        2,394
Credit Suisse Holding                   780      140,889

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----
Banking - cont'd.
Daiwa Bank Ltd.                      8,000      $21,627
DBS Group Holdings Ltd.              7,815      107,619
Deutsche Bank AG                     1,950      131,006
Dresdner Bank AG                     1,400       57,668
Foereningssparbanken AB              2,200       32,389
Fuji Bank Ltd.                      13,000      108,318
Bank of Fukuoka Ltd.                 1,000        6,601
Halifax Group Plc                    3,935       36,882
Hang Seng Bank Ltd.                  2,900       26,806
HSBC Holdings Plc                   13,514      149,389
Industrial Bank of Japan            11,000       90,636
Joyo Bank Ltd.                       3,400       12,150
Kookmin Bank                           440        4,758
Lloyds TSB Group Plc                 9,981       97,435
Mediobanca SpA                       1,377       11,417
Mitsubishi Trust & Banking Corp.     5,000       41,985
National Australia Bank Ltd.         3,276       44,883
Nordic Baltic Holdings               3,136       19,843
Oversea-Chinese Banking Corp. Ltd.   8,400       57,592
Sakura Bank Ltd.                    18,000      126,316
San Paolo IMI SpA                    3,094       43,316
Shinhan Bank Co. Ltd.                  970        9,309
Shizuoka Bank Ltd.                   4,000       37,032
Skandinaviska Enskilda Banken        2,500       27,325
Societe Generale                       281       58,193
Sumitomo Bank                       11,000      137,583
Suncorp Metway Ltd.                    766        3,699
Svenska Handelsbanken                2,700       35,685
Tokai Bank Ltd                       9,000       46,827
UBS AG                                 600      146,995
Unicredito Italiano                 10,457       42,399
United Overseas Bank Ltd.            6,336       44,183
Westpac Banking Corp.                4,475       28,564
                                           ------------
                                              3,170,910
Beverages & Tobacco - 1.99%
Asahi Breweries Ltd.                 2,000       20,368
Altadis SA                           1,265       14,843
Austria Tabak SA                       169        5,961
Bass Plc                             1,456       17,059
British American Tobacco PlC         3,209       19,985
Coca-Cola Amatil Ltd.                1,548        3,701
Diageo Plc                          10,990       88,634
Fosters Brewing Group Ltd.           4,277       10,805
Fraser & Neave Ltd.                  2,000        6,446
Hartwall                                76        1,114
Heineken Holdings NV                 1,368       75,863
Japan Tobacco, Inc.                      4       29,440
Kirin Brewery Company Ltd.           8,000      104,208
Moet Hennessy Louis Vuitton            260      109,107
Oesterreichische Brau-Beteilign         70        2,717
Pernod Ricard                          205        9,272
Unicer Uniao Cervejjeira SA             94        2,553
                                           ------------
                                                522,076

                                   Shares        Value
                                   ------        -----
Broadcasting & Publishing - 2.14%
British Sky Broadcasting Group      2,871      $70,403
Canal Plus SA                         356       68,612
Elsevier NV                         1,752       17,042
EMI Group                           1,484       14,395
Granada Group Plc                   2,737       26,847
Mediaset SpA                        2,891       46,914
News Corp Ltd.                      4,539       57,644
Pearson Plc                         1,248       42,223
Reed International Plc              2,207       15,360
Reuters Group                       2,210       39,604
Singapore Press Holdings            2,000       39,144
South China Morning Post            2,000        2,131
Television Broadcasts Ltd.          1,000        6,836
Tokyo Broadcasting System, Inc.     1,000       43,512
Toppan Printing Co. Ltd.            3,000       31,385
WPP Group Plc                       1,162       18,725
Wolters Kluwer NV                     852       20,107
                                          ------------
                                               560,884
Building Materials & Components - 0.14%
Buderus AG                            200        3,453
JM Bygg AB                            700       12,492
Lafarge SA                            105        8,696
Weinerberger Baustoffindustrie        528       11,280
                                          ------------
                                                35,921
Business & Public Services - 3.75%
Adecco SA                              60       49,230
Anglian Water Plc                     213        1,940
Autopistas Concesionaria Espanol    1,338       11,799
BAA Plc                             2,161       14,030
Benesse Corporation Ltd.              400       35,755
Brambles Industries Ltd.              529       14,891
Cap Gemini SA                         232       45,557
Capita Group PlC                      311        7,989
Centrais Electricas Brasileiros   358,000        5,294
Dai Nippon Printing Co. Ltd.        3,000       50,910
Electrabel SA                          43       10,394
Enel Societa Per Azioni            23,615      100,043
Flughafen Wein AG                     163        5,225
Hays PlC                            2,688       18,582
IVG Holding AG                      1,340       17,445
Korea Electric Power Corp. Ltd.       680       19,914
Logica Plc                            601       18,200
Mayne Nickless Ltd.                   894        1,801
Railtrack Group Plc                   920       11,817
Rentokil Initial Plc                4,998       13,715
SAP AG                                200       93,819
Scottish Power Plc                  1,431       11,434
Securitas AB                        1,600       41,401
SEMA Group Plc                        699       11,286
Soc. Gen. de Aguas de Barcelona       831       12,087
Sodexho Alliance SA                    90       13,484
Softbank Corporation                  400       98,505
Suez Lyonnaise des Eaux               430       67,432

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----
Business & Public Services - cont'd.
Thames Water Plc                    1,069       $13,432
United Utilities Plc                1,171        11,322
Vedior NV                             213         2,256
Vivendi SA                          1,544       152,717
                                           ------------
                                                983,706
Chemicals - 2.16%
Akzo Nobel NV                         417        17,071
Asahi Chemical Industry Co. Ltd.    5,000        28,792
BASF AG                               900        39,347
Bayer AG                              900        37,498
BOC Group Plc                       1,580        26,002
Cin Corporacao Industrial Norte       170           954
Imperial Chemical Industries Plc      563         4,821
L'Air Liquide                         199        25,906
Lenzing AG                              6           305
LG Chemicals                          370         8,502
Mitsubishi Chemical Corp.           5,000        20,044
Novartis AG                           215       300,331
Orica Ltd.                            278         1,099
Sumitomo Chemical Co. Ltd.          7,000        34,866
Teijin Ltd.                         1,000         4,472
Toray Industries, Inc.              4,000        14,517
Wesfarmers Ltd.                       450         3,132
                                           ------------
                                                567,659
Construction & Housing - 0.80%
Acs Actividades de Construccion       310         8,590
Bau Holdings AG                        36         1,466
Bilfinger & Berger Bauaktienge        250         3,511
Bouygues                               94        59,990
Daiwa House Industry Co. Ltd.       2,000        13,330
Drott AB                            2,130        19,005
Fomento de Construcciones Y Contra    472         9,569
Grupo Dragados SA                     888         6,781
Hazama Corporation                    900           508
Impregilo SpA                       1,043           553
Kajima Corporation                  9,000        20,914
Kumagai Gumi Co. Ltd.                 600           317
Leighton Holdings Ltd.                661         1,749
Obayashi Corp.                      1,000         3,481
Penta-Ocean Construction Co. Ltd.     800           904
Sanitec                                61           709
Sekisui House Ltd.                  4,000        36,662
Sirti SpA                             448           843
Skanska/Frueher AB                    500        18,236
Taylor Woodrow Plc                  1,411         3,460
                                           ------------
                                                210,578
Data Processing & Reproduction - 1.53%
Canon, Inc.                         3,000       137,206
Dassault Systemes                      55         4,230
Fujitsu Ltd.                        7,000       198,306
Getronics NV                          221        13,180
Nidec Corporation                     200        13,887

                                    Shares        Value
                                    ------        -----
Data Processing & Reproduction - cont'd.
OCE NV                                 275       $3,675
Olivetti & Co. SpA                   2,891        9,567
Tietoenator Corporation                225       10,841
Wm-Data Nordik AB                      300       10,506
                                           ------------
                                                401,398
Electrical & Electronics - 7.04%
ABB AG                                 700       78,542
Alcatel                                572      132,601
ARM Holdings Plc                     1,430       14,472
L M Ericsson Telefon AB              3,100      275,563
Hitachi Ltd.                         8,000       95,542
Johnson Electric Holdings Ltd.       1,500       12,036
Misys Plc                              717        8,227
Mitsubishi Electric Corp.           10,000       85,451
NEC Corporation                      6,000      163,311
Nokia AB                             8,808      504,850
Samsung Electro-Mechanics Co. Ltd.     210       14,287
Schneider SA                           438       28,669
Siemens AG                           2,250      318,594
Toshiba Corporation                 12,000      116,428
                                           ------------
                                              1,848,573
Electronic Components & Instruments - 4.27%
Advantest Corporation                  400       91,506
Alps Electric Co. Ltd.               1,000       12,730
Creative Technology Ltd.               600       14,591
Fanuc Ltd.                           1,100      115,280
Kyocera Corporation                    800      133,833
LG Electronics, Inc.                   170        4,534
Murata Manufacturing Co. Ltd.        1,000      194,417
Psion PlC                              117        7,100
Sage Group Plc                       1,840       20,498
Samsung Electronics Co. Ltd.           160       43,253
Sony Corporation                     1,400      162,015
S T Microelectronics NV                714      136,246
Tokyo Electron Ltd.                  1,000      163,033
Venture Manufacturing, Singapore     2,000       23,440
                                           ------------
                                              1,122,476
Energy Sources - 5.61%
BP Amoco Plc                        42,307      365,249
Broken Hill Proprietary Co. Ltd.     2,384       25,673
Burmah Castrol Plc                     493       12,128
Ente Nazionale Idrocarburi SpA      21,265      105,746
Japan Energy Corp.                   1,000          861
Lasmo Plc                            2,795        4,700
Nippon Mitsubishi Oil Corp.         11,000       38,087
OMV AG                                 219       17,988
Repsol SA                            5,525      113,012
Royal Dutch Petroleum Co. NV         7,396      426,283
Santos Ltd.                          1,779        4,052
Total Fina SA                        2,373      360,052
                                           ------------
                                              1,473,831

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----
Financial Services - 2.71%
31 Group Plc                         902       $18,060
Acom Co. Ltd.                        600        57,825
Amvescap Plc                       1,018        14,899
Colonial Ltd.                      1,930         9,965
Credit Saison Co., Ltd.              100         1,634
Daiwa Securities Group, Inc.       6,000        91,654
ING Groep NV                       2,745       149,779
New Schroders Plc                    311         1,453
Nichiei Company Ltd.                 300         5,944
Nidec Corporation                    200        16,850
Nomura Securities Co. Ltd.         7,000       176,272
OM Gruppen AB                        300        12,447
Orix Corporation                     240        34,262
Promise Company Ltd.                 600        48,604
Samsung Securities Co. Ltd.          280         4,718
Schroder Plc                         311         4,818
Takefuji Corporation                 600        63,491
                                          ------------
                                               712,675
Food & Household Products - 2.91%
Ajinomoto Co., Inc.                3,000        34,301
Azucarera Ebro Agricolas             165         2,220
Cadbury Schweppes Plc              6,472        44,337
Eridania Beghin-Say SA                88         7,268
Goodman Fielder Wattie Ltd.        3,039         2,254
Groupe Danone                        298        65,154
Jeronimo Martins Sgps. SA            565        10,078
KAO Corporation                    3,000        91,376
Nestle SA                            180       317,300
Nissin Food Products Co.             100         2,296
Parmalat Finanziaria SpA           4,303         4,495
Prima Inmobiloaroa SA              1,140         9,276
Raisio Group Plc                     508         1,293
Unilever NV                        2,540       115,363
Unilever Plc                       9,345        56,162
                                          ------------
                                               763,173
Forest Products & Paper - 0.37%
Amcor Ltd.                         1,574         4,660
Arjo Wiggins Appleton Plc          1,920         5,769
Buhrmann NV                          267         6,771
Cartiere Burgo SpA                   210         1,985
Oji Paper Co. Ltd.                 5,000        31,385
Paperlinx Ltd.                       525           946
Portucel Industrial SA               660         4,146
Reno de Medici SpA                   295           654
Rexam Plc                            905         3,466
Svenska Cellulosa AB                 900        17,064
UPM-Kymmene4                         844        21,867
                                          ------------
                                                98,713
Gold Mines - 0.01%
Normandy Mining Ltd.               3,014         1,496
                                          ------------

                                      Shares        Value
                                      ------        -----
Health & Personal Care - 6.97%
Astrazeneca Plc                        4,621     $193,752
Aventis SA                             2,036      111,981
Beiersdorf AG                            700       45,628
CSL Ltd.                                 257        3,092
Faulding & Co. Ltd.                      304        1,216
Glaxo Wellcome Plc                     9,486      293,169
L'Oreal                                  184      124,787
Nycomed Amersham                         963        7,347
Roche Holding AG Chf100 Ords               5       59,871
Roche Holding Chf Genusschein NPV         23      240,196
Sankyo Co. Ltd.                        2,000       44,068
Sanofi Synthelabo SA                   2,008       74,936
Shiseido Co. Ltd.                      1,000       12,646
Smith & Nephew Plc                     1,694        4,879
Smithkline Beecham Plc                14,539      199,201
Taisho Pharmaceutical Co. Ltd.         2,000       67,028
Takeda Chemical Industries Ltd.        4,000      263,297
Terumo Corporation                     1,000       30,274
Yamanouchi Pharmaceutical Co.          1,000       52,863
                                             ------------
                                                1,830,231
Industrial Components - 0.93%
BICC Plc                               1,343        1,641
Bridgestone Corporation                3,000       65,130
Cie Generale des Establissement          410       13,605
Continental AG                           450        8,239
Denso Corporation                      2,000       48,975
Fag Kugelfischer Georg Schaefer          550        4,400
Pirelli SpA                            5,441       13,034
SKF AB                                   400        8,566
Sumitomo Electric Industries           5,000       66,611
Valeo SA                                 246       13,642
                                             ------------
                                                  243,843
Insurance - 5.20%
Aegon NV                               1,642      118,001
Allianz AG                               900      346,340
Allied Zurich Plc                      2,465       24,524
AMP, Ltd.                              2,326       20,376
Assicurazione Generali SpA             3,014       85,763
Axa                                      938      139,081
CGU Plc                                1,932       27,704
Cie De Seguros Tranquilidad SA            65        1,909
Corporacion Mapfre Cia International     372        5,634
Generali Holding, Vienna                  54        7,855
Legal & General Group Plc             14,174       37,075
Munchener Rueckversicherungs             600      175,911
Prudential Corporation Plc             3,499       53,661
QBE Insurance Group Ltd.                 971        4,079
Riunione Adriatica de Sicurta          1,183       12,088
Sai Sta Assicuratrice Industrial         336        2,639
Sampo Insurance Company Ltd.             332       12,556
Skandia Forsakring AB                  2,100      100,480
Swiss Ruckversicher                       45       72,306

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----
Insurance - cont'd.
Tokio Marine & Fire Insurance Co.       6,000      $58,547
Zurich Allied AG                          140       59,505
                                              ------------
                                                 1,366,034
Leisure & Tourism - 0.48%
Accor SA                                  526       19,534
Autogrill SpA                             505        4,821
Compass Group Plc                       1,002       14,431
Hilton Group Plc                        2,840       11,939
Hongkong & Shanghai Hotels Ltd.         1,500          809
Hotel Properties Ltd.                   6,000        5,344
Oriental Land Company Plc                 400       42,476
Rank Group Plc                          1,704        3,920
Shangri-La Asia Ltd.                    2,000        2,234
Sol Melia SA                              495        6,075
Tabcorp Holdings Ltd.                     788        4,218
Telepizza SA                            1,144        9,246
                                              ------------
                                                   125,047
Machinery & Engineering - 0.96%
Atlas Copco AB Ser A                      500       11,683
Atlas Copco AB Ser B                      300        6,859
BWT (Benckiser) AG                         13        3,817
GKN Plc                                 2,453       33,991
Kawasaki Heavy Industries Ltd.          1,000        1,120
Komatsu Ltd.                            4,000       19,257
Kubota Corp. Ltd.                       1,000        3,259
Linde AG                                  350       13,739
Man AG                                    500       16,523
Metso                                     488        6,433
Mitsubishi Heavy Industries Ltd.       15,000       46,660
Mitsui Engineering & Shipbuilding Co.     800          496
Sembcorp Industries Ltd.               12,000       12,657
SMC Corporation                           300       59,714
Stork NV                                  143        1,768
Sulzer AG                                  10        6,402
VA Technologies AG                        115        6,846
Zardoya Otis SA                           248        2,036
                                              ------------
                                                   253,260
Merchandising - 2.32%
Boots Company Plc                       1,880       14,438
Carrefour                               1,595      103,821
Casino Guichard Perrachon                 224       20,445
Coles Myer Ltd.                         2,687       10,062
Daiei, Inc.                             1,000        2,963
Dixons Group                            2,573       10,416
Douglas Holding AG                        350       10,977
Great Universal Stores Plc              1,704       10,320
Hennes & Mauritz AB                     3,200       84,943
Ito-Yokado Company Ltd.                 1,000       73,045
Jusco Company Ltd.                      2,000       37,032
Karstadt AG                               100        3,045
Kingfisher Plc                          2,640       21,579
KoninklijkeAhold NV                     1,752       40,854

                                  Shares        Value
                                  ------        -----
Merchandising - cont'd.
Marks & Spencer Plc                4,980      $18,434
Marui Company Ltd.                 1,000       18,794
Pinault-Printemps Redoute            357       72,017
Rinascente Per L'Esercizio           527        2,395
J. Sainsbury Plc                   3,214       16,764
Tesco Plc                          6,258       21,289
Valora Holding AG                     20        5,196
Woolworths Ltd.                    2,745        9,237
                                         ------------
                                              608,066
Metals - Non-Ferrous - 0.20%
Companhia Siderurgica Nacional    86,000        2,429
North Ltd.                           999        1,718
Outakumpu                            394        4,639
Pechiney SA                          247       10,823
Rio Tinto Ltd.                       274        4,070
Rio Tinto Plc                      1,198       18,652
WMC Ltd.                           2,651       11,008
                                         ------------
                                               53,339
Metals - Steel - 0.60%
Acerinox SA                          222        8,779
Boehler-Uddeholm                      32        1,247
Corus Group Plc                    2,590        3,488
Kawasaki Steel Corporation         5,000        7,777
Natsteel Ltd.                      3,000        7,348
Nippon Steel Corporation          28,000       62,991
Pohang Iron & Steel Co. Ltd.          60        4,693
Sandvik AB Ser A                     300        7,160
Sandvik AB Ser B                     800       19,273
SSAB Swedish Steel                   300        3,446
Sumitomo Metal Industries Ltd.     5,000        3,240
Thyssen Krupp AG                     900       18,900
Usinor                               757        9,944
                                         ------------
                                              158,286
Misc Materials & Commodities - 0.39%
Asahi Glass Company Ltd.           6,000       52,659
Caradon Plc                        1,594        3,971
Cie de Saint Gobain                  267       36,434
Corticeira Amorim Socdad Gestora     158        1,230
Mayr-Melnhof Karton AG                92        4,339
Pilkington Plc                     3,237        3,578
                                         ------------
                                              102,211
Multi-Industry - 0.92%
Alusuisse Lonza Group AG              10        6,332
Corporacion Financiera Alba SA       444       11,496
Hutchison Whampoa Ltd.             5,000       72,536
Invensys Plc                       6,839       33,009
Keppel Corporation Ltd.            5,000       11,603
Lagardere Groupe SCA                 448       30,342
Metra AB                             211        3,434
Pacific Dunlop Ltd.                2,596        2,183
Preussag AG                          500       20,550
SNIA SpA                           1,145        1,063

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                Shares        Value
                                ------        -----
Multi-Industry - cont'd.
Sonae Investimentos SA             332      $13,341
Southcorp Ltd.                   1,529        4,769
Sumitomo Corporation             1,000       11,202
Swire Pacific Ltd.               2,000       11,298
T.I. Group Plc                   1,043        5,667
Trelleborg AB                      700        4,015
                                       ------------
                                            242,840
Real Estate - 3.24%
AMP Diversified Porperty Trust     949        1,319
Beni Stabili SpA                 3,094        1,533
British Land Company Plc        12,859       85,439
Burford Holdings PlC             6,010        7,715
Canary Wharf Group               6,333       34,511
Capital Shopping Centres Plc     2,710       15,991
Castellum AB                     1,290       11,942
Cheung Kong Holdings Ltd.        3,000       35,819
Cie Fonciere Klepierre             260       21,509
City Developments Ltd.           4,000       18,166
DBS Land Ltd.                    8,000       11,345
First Capital Corporation Ltd.   2,000        2,004
Frogmore Estates PlC               500        3,507
Gecina                             120       11,095
General Property Trust Units     3,413        5,282
Grantchester Holdings Plc       14,550       32,735
Great Portland Estates Plc       6,370       20,816
Hammerson Plc                    4,410       28,941
Hang Lung Development Co. Ltd.   3,000        2,330
Hopewell Holdings Ltd.           2,000          924
Hysan Development Co. Ltd.       2,000        2,247
Immeubles de France                430        7,033
IMMSI SpA                          448          701
Inmobiliaria Colonial              641        8,450
Land Securities Plc              7,134       86,081
Lend Lease Corp. Ltd.            1,318       14,283
MEPC Plc                         7,782       51,494
Metrovacesa SA                   1,359       22,918
Mitsubishi Estate Company Ltd.   4,000       44,994
Mitsui Fudosan Company Ltd.      2,000       20,331
New World Development Co. Ltd.   3,057        4,141
Parkway Holdings Ltd.            3,000        8,614
Rodamco Continental Europe NV      330       11,430
SILIC                               50        6,591
SIMCO                              300       19,391
Sino Land Company Ltd.           4,123        1,548
Slough Estates                   6,513       36,100
Stockland Trust Group              794        1,609
Ste Fonciere Lyonnaise SA          120       12,196
Sun Hung Kai Properties Ltd.     3,000       23,494
Tornet Fastighets AB               710        9,186
Unibail SA                         260       32,855
Uni-Invest NV                    1,110       12,059
United Industrial Corp. Ltd.    10,000        4,190
United Overseas Land Ltd.        4,000        2,907

                                      Shares        Value
                                      ------        -----
Real Estate - cont'd.
Vallehermoso SA                        5,192      $35,117
Wates City of London Properties Plc    3,740        4,287
Westfield Trust                        3,356        6,154
Wharf Holdings Ltd.                    3,000        6,220
                                             ------------
                                                  849,544
Recreation - Other Consumer Goods - 0.85%
Adidas Salomon AG                        200       12,809
Fuji Photo Film Company Ltd.           2,000       80,174
Nintendo Company Ltd.                    600       99,986
Ste. BIC                                 192        7,645
The Swatch Group AG                       20       21,432
                                             ------------
                                                  222,046
Telecommunications - 6.14%
British Telecommunications Plc         5,423       97,098
Cable & Wireless HKT Ltd.              5,178       12,232
Deutsche Telekom AG                    2,588      167,963
France Telecom SA                        860      133,067
Koninklijke KPN NV                       345       34,767
Marconi Plc                            3,327       41,388
Netcom AB                                100        7,105
Nippon Telegraph & Telephone              11      136,463
Portugal Telecom SA                    1,598       17,825
Sagem SA                                  10       12,436
Singapore Telecommunications Ltd.     10,900       15,713
SK Telecom Co. Ltd.                      100       26,583
Sonera Corporation                       613       33,715
Swisscom AG                               50       17,628
Telecom Italia Mobile SpA Eur         20,959      167,483
Telecom Italia SpA Itl1000 Ords        3,116       43,568
Telecom Italia SpA Itl1000 Risp          346        2,180
Telefonica SA                          3,536       78,693
Telesp Celular Participacoes SA      464,000        7,213
Telstra Corporation Ltd.               6,524       27,966
TNT Post Groep NV                      1,432       31,244
Vodafone Airtouch Plc                109,046      499,151
                                             ------------
                                                1,611,481
Textiles & Apparel - 0.03%
Benetton Group SpA                     4,146        7,632
Toyobo Company Ltd.                      800        1,126
                                             ------------
                                                    8,758
Transportation - Airlines - 0.34%
Japan Airlines Company Ltd.            2,000        6,221
Singapore Airlines Ltd.                8,000       82,977
                                             ------------
                                                   89,198
Transportation - Road & Rail - 1.02%
Brisa Auto-Estradas de Portugal        2,155       15,222
Central Japan Railway Company             10       53,696
East Japan Railway Company                19      112,577
Hankyu Corp.                             200          620
Kinki Nippon Railway Company Ltd.     11,000       41,550
Nippon Express Company Ltd.            6,000       37,884

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----
Transportation - Road & Rail - cont'd.
Nippon Yusen                            1,000       $3,981
Odakyu Electric Railway Co. Ltd.          470        1,401
                                              ------------
                                                   266,931
Transportation - Shipping - 0.07%
Koninklijke Nedlloyd NV                    77        1,628
Neptune Orient Lines Ltd.               4,000        3,586
Peninsular & Orient Steam Navigation    1,204       11,904
                                              ------------
                                                    17,118
Utilities - Electrical & Gas - 4.44%
Australian Gas Light Company            1,192        6,196
BG Plc                                  9,090       54,877
Centrica Plc                           11,408       40,852
CLP Holdings Ltd.                       4,500       20,163
Electricidade de Portugal               4,681       82,982
Endesa SA                               5,627      122,772
Gas Natural Sdg SA                      2,610       43,659
Hongkong & China Gas Company Ltd.      11,700       12,768
Iberdrola SA                            5,247       67,305
Italgas Sta Italiana Per Il Gas         2,122        9,356
Kansai Electric Power Co., Inc.         6,000       94,431
National Grid Group Plc                 3,287       27,124
National Power Plc                      3,488       15,871
Oesterreichische Elektrizitaets           235       24,267
Osaka Gas Company Ltd.                 11,000       30,042
Petroleo Brasilieros SA                59,000       13,071
RWE AG                                  2,050       66,477
Tohoku Electric Power Co., Inc.         3,000       35,384
Tokyo Electric Power Co., Inc.          7,400      174,698
Tokyo Gas Co.                           3,000        6,610
Union Electrica Fenosa                  1,743       33,577
Veba AG                                 2,350      117,928
Viag AG                                 3,400       66,332
                                              ------------
                                                 1,166,742
Wholesale & International Trade - 1.03%
Hagemeyer NV                              243        4,783
Kesko Corporation                         547        5,967
Metro AG                                  900       35,019
Mitsubishi Corporation                  1,000        8,703
Mitsui & Company                        1,000        7,416
Softbank Corporation                      800      197,010
Sumitomo Corporation                    1,000       11,202
                                              ------------
                                                   270,100
TOTAL COMMON STOCKS
 (Cost $21,956,139)                            $23,363,632
                                              ------------
PREFERRED STOCKS - 0.80%
Automobiles - 0.02%
Volkswagen AG                             150       $3,300
                                              ------------
Banks - 0.05%
Banco Bradesco SA                     527,000        3,853
Banco Itau SA                         116,000        8,673
                                              ------------
                                                    12,526

                                           Shares        Value
                                           ------        -----
Broadcasting & Publishing - 0.16%
News Corporation                           4,023       $43,277
                                                  ------------
Electric Utilities - 0.02%
Cemig (Cia Energetica de Minas)          249,000         3,792
RWE AG                                        50         1,314
                                                  ------------
                                                         5,106
Food & Beverages - 0.05%
Brahma (Cia Cervejaria)                    5,000         3,628
Unilever NV                                1,951         9,134
                                                  ------------
                                                        12,762
Food & Drug Retailing - 0.01%
Pao de Acucar Cia                        116,000         3,309
                                                  ------------
Oil & Gas - 0.03%
Petrol Brasilieros                        42,000        10,005
                                                  ------------
Paper & Forest Products - 0.01%
Aracruz Celulos SA                         1,000         1,894
                                                  ------------
Software - 0.34%
Sap AG                                       150        88,433
                                                  ------------
Telecommunications - 0.11%
Embratel Participacoes SA                279,000         6,258
Tele Centro Sul Participacoes SA         282,000         3,686
Tele Norte Leste Participacoes SA        274,000         5,612
Telecomunicoes del Sao Paulo SA          316,000         7,874
Tele Sudeste Celular SA                  105,000           879
Telesp Cellular Participacoes SA         242,000         4,343
                                                  ------------
                                                        28,652
                                                  ------------
TOTAL PREFERRED STOCKS
 (Cost $168,365)                                      $209,264
                                                  ------------
RIGHTS & WARRANTS - 0.01%
Banca Intesa SpA                             747        $1,307
Banque Nationale de Paris                    338         1,921
                                                  ------------
TOTAL RIGHTS AND WARRANTS
 (Cost $6,476)                                          $3,228
                                                  ------------
                                        Principal        Value
                                        ---------        -----
CORPORATE BONDS - 0.00%
AMP Group Finance, 7.593% due 12/29/49       $14            $7
                                                  ------------
TOTAL CORPORATE BONDS
 (Cost $1,509)                                              $7
                                                  ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                     1,000        $1,000
                                                  ------------
REPURCHASE AGREEMENT - 10.20%
Repurchase Agreement with State Street Bank &
Trust Co. dated 04/28/00 at 4.75%, to be
repurchased at $2,680,043 on 05/01/00,
collateralized by $2,540,000,000 U.S. Treasury
Bonds, 6.75% due 08/15/26 (valued at $2,770,444,
including interest) (Cost $2,679,000)               $2,679,000
                                                  ------------
TOTAL INVESTMENTS (International Equity Fund)
 (Cost $24,812,489)                                $26,256,131
                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

-----------------------------------------------------
Global Equity Fund
-----------------------------------------------------
                                  Shares        Value
                                  ------        -----
COMMON STOCKS - 92.60%
Air Freight & Couriers - 0.81%
TNT Post Groep NV*                19,625     $428,186
                                         ------------
Auto Components - 2.07%
Perlos Corp.                      15,650      579,767
Toyoda Gosei*                      9,000      520,761
                                         ------------
                                            1,100,528
Automobiles - 0.67%
General Motors Corp.*              2,852      274,683
Harley Davidson, Inc.*             2,018       80,342
                                         ------------
                                              355,025
Banking - 3.44%
Banco Santander Central Hispano*  32,275      336,544
Fifth Third Bancorp                1,314       82,946
Foreningssparbank                 34,475      507,551
Nordic Baltic Holding             74,425      468,995
Northern Trust Corp.                 903       57,905
Sao Paolo IMI SpA*                26,650      373,104
                                         ------------
                                            1,827,045
Beverages - 0.81%
Heineken NV                        7,775      431,163
                                         ------------
Biotechnology - 0.47%
Amgen, Inc.*                       3,174      177,744
Human Genome Sciences, Inc.*         285       21,820
PE Corp. Celera Genomics Group*      602       49,665
                                         ------------
                                              249,229
Commercial Services & Supplies - 0.80%
Automatic Data Processing, Inc.    3,880      208,792
Cendant Corp.*                     4,816       74,347
Devry, Inc.*                       6,049      144,042
                                         ------------
                                              427,181
Communications Equipment - 8.65%
Alcatel*                           2,400      556,369
Ciena Corp.*                         904      111,757
Cisco Systems, Inc.*              11,424      792,004
Comverse Technology, Inc.*         2,152      191,932
E Tek Dynamics, Inc.*                651      133,292
Ericsson Telephone Co.*            6,675      590,320
JDS Uniphase Corp.*                5,388      558,668
Nokia Corp.                       24,243    1,378,821
Redback Networks, Inc.*            1,141       90,567
Sycamore Networks, Inc.*             821       64,449
Tellabs, Inc.*                     2,284      125,192
                                         ------------
                                            4,593,371
Computers & Peripherals - 2.79%
Dell Computer Corp.*               3,139      157,342
E M C Corp.*                       2,438      338,730
Juniper Networks, Inc.*              744      158,239
NEC Corp.*                        23,000      626,024

                                      Shares        Value
                                      ------        -----
Computers & Peripherals - cont'd.
Network Appliance, Inc.*                 738      $54,566
Sun Microsystems, Inc.*                1,567      144,066
                                             ------------
                                                1,478,967
Diversified Telecommunications - 5.52%
Cable & Wireless                      23,925      397,086
Embratel Participacoes SA*            10,875      244,688
Energis Plc*                           3,375      166,679
Level 3 Communications, Inc.*          3,645      324,405
Nippon Telephone & Telegraph Corp.*       42      521,039
NTL, Inc.*                             3,750      286,875
Swisscom AG*                           1,170      412,490
Telefonos de Mexico SA                 7,000      411,688
Teligent, Inc.*                        1,043       39,113
Williams Communications Group*         1,698       62,826
Winstar Communications, Inc.*          1,599       63,760
                                             ------------
                                                2,930,649
Electrical Equipment - 4.51%
AT & T CDA, Inc.                       8,375      356,984
Citizen Electronics*                   3,440      433,125
Comdisco, Inc.*                        2,622       81,446
Corning, Inc.*                         1,727      341,083
Mitsubishi Electronics*               74,000      632,338
Nortel Networks Corp.                  2,461      278,708
RF Micro Devices, Inc.*                2,593      269,834
                                             ------------
                                                2,393,518
Electronic Equipment & Instruments - 6.48%
Applied Micro Circuits Corp.*          2,108      271,669
Broadcom Corp.*                        1,323      228,052
Jabil Circuit, Inc.*                   2,339       95,753
Natsteel Electronics*                 73,000      419,221
PE Corp.*                              2,665      159,900
Philips Electronics NV*               19,375      864,609
Samsung Electronics Ltd.*              3,500      560,875
SDL, Inc.*                               660      128,700
Solectron Corp.*                       1,183       55,379
Sony Corp.*                            2,000      231,449
Taiyo Yuden Co.*                       6,000      424,941
                                             ------------
                                                3,440,548
Energy Equipment & Services - 0.75%
Saipem Spa*                           80,500      398,113
                                             ------------
Financial Services - 1.73%
Aiful Corp.*                           3,600      363,283
American Express Co.                     653       97,991
Citigroup, Inc.                        6,496      386,106
Charles Schwab Corp.*                  1,570       69,865
                                             ------------
                                                  917,245
Food & Drug Retailing - 0.27%
Walgreen Co.*                          5,199      146,222
                                             ------------
Food Products - 0.75%
Ajinomoto Co., Inc.*                  35,000      400,176
                                             ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Gas Utilities - 0.60%
Tokyo Gas Co.*                       146,000     $321,696
                                             ------------
Health Care Equipment & Supplies - 2.63%
Affymetrix, Inc.*                        409       55,241
Baxter International, Inc.             4,782      311,428
Guidant Corp.*                         5,428      311,431
Nycomed Amersham*                     43,650      333,008
Synthes-Stratec, Inc. 144A               900      383,056
                                             ------------
                                                1,394,164
Hotels, Restaurants & Leisure Time - 0.97%
Accor*                                 8,700      323,089
Carnival Corp.*                        2,491       61,964
McDonald's Corp.                       3,477      132,561
                                             ------------
                                                  517,614
Household Durables - 3.83%
Electrolux AB                         19,775      334,141
Philips Electronics                   18,480      824,384
Pioneer Electronics*                  25,000      682,775
Thomson Multimedia                     1,950      191,456
                                             ------------
                                                2,032,756
Household Products - 0.27%
Colgate Palmolive Co.                  2,549      145,612
                                             ------------
Industrial Conglomerates - 3.12%
Berkshire Hathaway, Inc.*                 68      130,296
Cemex SA*                             14,600      319,375
General Electric Co.                   4,319      679,163
Tyco International Ltd.               11,473      527,041
                                             ------------
                                                1,655,875
Insurance - 1.42%
Alleanza Assicurazioni*               49,725      514,433
American International Group, Inc.*    2,199      241,203
                                             ------------
                                                  755,636
Internet Software & Services - 0.44%
7-24 Solutions, Inc.*                    358       18,079
Yahoo!*                                1,643      214,001
                                             ------------
                                                  232,080
I T Consulting & Services - 1.39%
Altran Technologie*                    1,850      378,076
Tietoenator OYJ*                       7,425      357,754
                                             ------------
                                                  735,830
Machinery - 1.32%
Danaher Corp.                          2,270      129,674
Invensys                             117,900      569,050
                                             ------------
                                                  698,724
Media - 7.09%
AMFM, Inc.*                            2,367      157,110
A T & T Corp.-Liberty Media Group*     8,293      414,132
Comcast Corp.*                         6,342      254,076
Walt Disney Co.                        3,212      139,120
Echostar Communications Corp.*         4,215      268,443
Exodus Communications, Inc.*             694       61,376

                                      Shares        Value
                                      ------        -----

Media - cont'd.
Nippon TV Network*                       610     $455,742
Omnicom Group                          1,170      106,543
Socite Europeenne Satellite*           2,675      406,422
Time Warner, Inc.                      7,250      652,047
United Global Com*                     6,375      338,672
USA Networks, Inc.*                    5,009      115,207
Viacom, Inc.*                          7,298      396,829
                                             ------------
                                                3,765,719
Multiline Retail - 2.80%
Costo Wholesale Corp.                  8,912      481,805
Don Quijote Ltd.*                      1,107      187,549
Kohl's Corp.*                          4,952      237,696
Vivendi*                               5,850      578,624
                                             ------------
                                                1,485,674
Oil & Gas - 2.41%
BP Amoco Plc*                          6,775      345,525
Petroleo Brasilieros*              1,775,000      393,243
Total Fina Elf*                        3,570      541,672
                                             ------------
                                                1,280,440
Paper & Forest Products - 0.56%
Aracruz Celulose SA*                  15,900      297,131
                                             ------------
Personal Products - 0.10%
Gillette Co.                           1,401       51,837
                                             ------------
Pharmaceuticals - 5.58%
American Home Products Corp.*            929       52,198
Ares-Serano SA*                          105      322,388
Bristol Myers Squibb Co.               2,324      121,865
Genentech, Inc.*                       1,489      174,213
IDEC Pharmaceuticals Corp.*              411       26,304
Incyte Pharmaceuticals, Inc.*            234       18,018
Medimmune, Inc.*                         426       68,133
Lilly, Eli & Co.*                      2,961      228,922
Merck & Company, Inc.                  2,015      140,043
Novo Nordisk AS                        3,325      446,396
Pfizer, Inc.*                          7,129      300,309
Sankyo Company*                        1,000       22,034
Schering Plough Corp.*                 3,561      143,553
Takeda Chemical Industries*            5,000      329,121
Warner Lambert Company                 4,988      567,697
                                             ------------
                                                2,961,194
Road & Rail - 1.06%
Nippon Express Company*               89,000      561,940
                                             ------------
Semiconductor Equipment & Products - 4.80%
Analog Devices, Inc.*                  1,576      121,057
ASM Lithography Holding NV*           10,725      429,000
Intel Corp.*                           5,453      691,508
Maxim Integrated Prouducts, Inc.*      2,330      151,013
STMicroelectronics*                    2,000      381,640
Texas Instruments, Inc.                3,561      579,998
Vitesse Semiconductor Corp.*           2,849      193,910
                                             ------------
                                                2,548,126

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----

Software - 4.36%
Amdocs Limited*                                              554      $37,499
Ariba, Inc.*                                               1,292       95,850
Business Objects SA*                                         806       78,887
Checkpoint Software*                                       1,075      185,975
Dassault Systemes*                                         5,800      446,077
Foundry Networks, Inc.*                                      485       44,135
Inktomi Corp.                                              2,104      323,884
Mercury Interactive Corp.*                                 1,427      128,430
Oracle Corp.*                                              2,849      227,742
Siebel Systems, Inc.*                                      1,169      143,641
Tibco Software, Inc.*                                      1,087       96,811
Verisign, Inc.*                                            1,916      267,043
Veritas Software Corp.*                                    2,243      240,597
                                                                 ------------
                                                                    2,316,571
Specialty Retail - 0.57%
Home Depot, Inc.                                           5,422      303,971
                                                                 ------------
Textiles & Apparel - 0.61%
Swatch Group*                                                300      321,475
                                                                 ------------
Tobacco - 0.79%
Altadis SA*                                               35,650      419,054
                                                                 ------------
Wireless Telecommunication Services - 5.36%
China Telecom Ltd.*                                       48,000      343,553
HPY Holding                                               11,000      396,104
Netcom ASA*                                                9,075      359,616
Nextel Communications, Inc.*                               2,497      273,265
Partner Communication Company, Ltd.*                      32,100      343,069
Sprint Corp.*                                              3,028      166,540
Vodaphone Airtouch Public Ltd.                           145,000      663,728
Vodaphone Airtouch Group Plc                               1,734       81,498
VoiceStream Wireless Corp.*                                2,191      216,909
                                                                 ------------
                                                                    2,844,282
TOTAL COMMON STOCKS
 (Cost $51,025,063)                                               $49,164,567
                                                                 ------------
PREFERRED STOCK - 0.62%
Marschollek Lauten*
 (Cost $361,249)                                             625     $332,077
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----
REPURCHASE AGREEMENT - 6.78%
Repurchase Agreement with State Street Bank & Trust
Co. dated 04/28/00 at 4.75%, to be repurchased at
$3,598,400 on 05/01/00, collateralized by $3,775,000
U.S. Treasury Notes, 5.625% due 05/15/08 (valued at
$3,770,496, including interest)
(Cost $3,597,000)                                     $3,597,000   $3,597,000
                                                                 ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                                     1,000        1,000
                                                                 ------------
TOTAL INVESTMENTS
 (Global Equity Fund) (Cost $54,984,312)                          $53,094,644
                                                                 ------------

----------------------------------------------------
Small Cap Growth Fund
----------------------------------------------------
                                 Shares        Value
                                 ------        -----

COMMON STOCKS - 91.96%
Air Freight & Couriers - 2.05%
Airborne Freight Corp.           4,700  $    100,756
EGL, Inc.                          600        13,762
                                        ------------
                                             114,518
Biotechnology - 2.14%
Gene Logic                         800        21,500
Lynx Therapeutics, Inc.          1,200        28,800
Medarex, Inc.                    1,300        68,900
                                        ------------
                                             119,200
Commercial Services & Supplies - 0.92%
DeVry, Inc.                        800        19,050
Getty Images, Inc.               1,000        30,375
Strayer Education, Inc.            100         2,056
                                        ------------
                                              51,481
Communications Equipment - 14.09%
About.com, Inc.                    600        20,588
Adaptive Broadband Corp.         1,400        45,500
Advanced Fibre Communications    1,000        45,688
Airnet Communications Corp.        100         1,775
Antec Corp.                      2,000       107,500
Aspect Communications, Inc.        100         3,550
Audio Codes, Ltd.                  500        37,500
Gilat Satellite Networks, Ltd.     300        25,762
Marimba, Inc.                    1,500        29,719
Odetics, Inc.                    3,700        38,850
Pairgain Technologies, Inc.      2,500        62,188
Polycom, Inc.                      700        55,387
Powerwave Technologies, Inc.       700       145,644
Proxim, Inc.                       500        38,469
Seachange International. Inc.    1,500        45,000
Tekelec, Inc.                    1,700        59,500
Westell Technologies               800        22,750
                                        ------------
                                             785,370
Computers & Peripherals - 5.55%
DSP Group, Inc.                  1,300        92,462
Emulex Corp.                       300        13,613
Excelon Corporation              3,100        36,425
Interlink Electronics            2,300        69,000
Radiant Systems, Inc.            1,800        33,525
Sandisk Corp.                      700        64,138
                                        ------------
                                             309,163
Diversified Financial - 0.58%
Americredit Corp.                  900        16,819
Frontline Capital Group            900        15,412
                                        ------------
                                              32,231
Diversified Telecommunication - 3.42%
Caprock Communications Corp        400        13,400
CTC Communications Group, Inc.   1,950        65,813
Powertel, Inc.                     800        53,800
Viatel, Inc.                     1,500        57,375
                                        ------------
                                             190,388

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Electrical Equipment - 3.91%
Anaren Microwave, Inc.                  1,000      $104,000
Asyst Technologies, Inc.                1,100        58,850
Harris Corp.                            1,700        54,931
                                               ------------
                                                    217,781
Electronic Equipment & Instruments - 4.04%
Anadigics, Inc.                           900        67,725
California Amplifier, Inc.              2,200        59,400
Newport Corp.                             600        72,788
Versant Corp.                           3,900        25,350
                                               ------------
                                                    225,263
Energy Equipment & Services - 8.10%
BJ Services Company                     1,200        84,300
Cooper Cameron Corp.                      900        67,500
National Oil Well, Inc.                 1,200        28,725
Petroleum Geo Services, Inc.              800        13,000
Precision Drilling Corp.                2,200        70,400
Rowan Companies, Inc.                   2,200        61,463
Smith International, Inc.               1,100        83,600
Stone Energy Corp.                        900        42,525
                                               ------------
                                                    451,513
Health Care & Pharmaceuticals - 7.68%
Abgenix, Inc                              400        35,825
Alkermes, Inc.                          1,300        69,225
Advance Paradiam, Inc.                  1,600        20,000
ChiRex, Inc.                            1,300        22,100
Coherent, Inc.                          1,000        57,812
Diversa Corp.                           1,100        29,700
Medicis Pharmaceutical Corp.            1,100        48,125
Mid Atlantic Medical Services, Inc.     4,100        38,181
Minimed, Inc.                             500        61,469
Oxford Health Plans, Inc.               2,400        45,600
                                               ------------
                                                    428,037
Industrial Mfg. & Processing - 1.95%
Advanced Energy Industries, Inc.          500        34,500
Applied Power, Inc.                     2,600        74,425
                                               ------------
                                                    108,925
Insurance - 0.31%
Enhance Financial Services Group, Inc.    700         7,087
Reinsurance Group of America, Inc.        400         9,950
                                               ------------
                                                     17,037
Internet & Catalog Retail - 0.57%
Valuevision International, Inc.         1,600        31,900
                                               ------------
Internet Software & Services - 0.76%
Spyglass, Inc.                            800        42,400
                                               ------------
I T Consulting & Services - 1.59%
Acxiom Corp.                            1,540        41,580
Titan Corp.                             1,100        47,231
                                               ------------
                                                     88,811
Leisure Time - 0.54%
American Classic Voyages Co.            1,500        30,094
                                               ------------

                                      Shares        Value
                                      ------        -----

Media - 2.47%
Cumulus Media, Inc.                   1,200       $15,750
Entercom Communications Corp.           900        38,250
Information Architects Corp.          3,600        39,600
Pegasus Communications Corp.            300        32,738
Salem Communications Corp.             1100         8,387
Youthstream Media Networks, Inc.        500         3,188
                                             ------------
                                                  137,913
Retail Trade - 0.77%
Ames Department Stores, Inc.          1,000        17,938
Ann Taylor Stores Corp.               1,200        24,825
                                             ------------
                                                   42,763
Semiconductor Equipment & Products - 10.21%
Alpha Industries, Inc.                1,800        93,600
Avant Corp.                             500         9,000
Burr-Brown Corp.                      1,700       115,813
C-Cube Microsystems, Inc.             1,100        70,675
Cymer, Inc.                           1,100        42,969
Photronics, Inc.                      1,700        56,631
PRI Automation, Inc.                    800        63,900
Telcom Semiconductor, Inc.            2,000        49,125
Varian Semiconductor Equipment, Inc.  1,000        67,250
                                             ------------
                                                  568,963
Software - 20.31%
Allaire Corp.                         1,000        55,062
American Software, Inc.               1,300         9,750
Aspect Development , Inc.              1500       103,687
Backweb Technologies, Ltd.            2,300        53,906
Bluestone Software, Inc.              1,300        27,381
Breakaway Solutions, Inc.               200         5,275
Broadbase Software, Inc.                100         1,581
Broadvision, Inc.                       739        32,470
Business Objects SA                     900        88,087
Clarus Corp.                            800        32,150
Documentum, Inc.                      1,400        82,600
Exchange Applications, Inc.           1,800        21,938
Hotjobs.com, Ltd.                     2,300        26,738
Internet.com Corp.                      200         3,800
Iona Technologies PLC                   700        39,769
Manugistics Group, Inc.               1,700        72,781
Mercury Interactive Corp.             1,200       108,000
National Instruments Corp.              450        21,937
Packeteer, Inc.                       1,900        42,750
Peregrine Systems, Inc.               2,600        62,563
Puma Technology, Inc.                   800        24,500
QRS Corp.                               800        26,400
Remedy Corp.                          1,400        74,375
RSA Sec, Inc.                           600        35,212
Santa Cruz Operation, Inc.            1,700        10,306
Sybase, Inc.                          1,300        26,244
Unify Corp.                           2,600        31,200

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----

Software - cont'd.
Wind River Systems, Inc.                   200        $8,537
Zapme Corp.                                800         3,100
                                                ------------
                                                   1,132,099
TOTAL COMMON STOCKS
 (Cost $5,059,786)                                $5,125,850
                                                ------------
                                      Principal        Value
                                      ---------        -----
SHORT TERM INVESTMENTS - 8.04%
SSGA Money Market Fund                $447,988      $447,988
                                                ------------
TOTAL INVESTMENTS (Small Cap Growth Fund)
 (Cost $5,507,774)                                $5,573,838
                                                ------------
------------------------------------------------------------
Mid Cap Growth Fund
------------------------------------------------------------
                                         Shares        Value
                                         ------        -----
COMMON STOCKS - 99.10%
Advertising - 0.84%
Lamar Advertising Co.                    3,250      $143,203
Young & Rubicam, Inc.                    5,400       300,712
                                                ------------
                                                     443,915
Automobiles - 0.64%
General Motors Corp.                     3,550       341,909
                                                ------------
Banks - 0.52%
Northern Trust Corp.                     4,300       275,738
                                                ------------
Biotechnology - 6.99%
Celgene Corp.                           11,575       544,748
Chiron Corp.                             5,750       260,188
Cor Therapeutics, Inc.                   5,650       430,459
Human Genome Sciences, Inc.              3,950       302,422
Idec Pharmaceuticals Corp.               3,350       214,400
Medarex, Inc.                            4,050       214,650
Medimmune, Inc.*                         2,700       431,831
Millennium Pharmaceuticals               6,240       495,300
Protein Design Labs, Inc.                4,500       456,750
Sepracor, Inc.*                          3,800       349,600
                                                ------------
                                                   3,700,348
Business Services - 1.59%
CSG Systems International, Inc.*         3,550       163,744
Paychex, Inc.                            9,850       518,356
Robert Half International, Inc.          2,600       158,925
                                                ------------
                                                     841,025
Communications Equipment - 7.61%
Brocade Communications Systems, Inc.     5,050       626,200
Ciena Corp.                              3,800       469,775
Comverse Technology, Inc.                5,800       517,288
Covad Communications Group, Inc.         5,550       154,013
Crown Castle International Corp.         7,600       291,650
E Tek Dynamics, Inc.                     1,600       327,600
Entrust Technologies, Inc.               1,700        83,512
Extreme Networks, Inc.                   3,850       221,856
Go2net                                   4,600       273,700

                                       Shares        Value
                                       ------        -----

Communications Equipment - cont'd.
Metromedia Fiber Network, Inc.          7,500     $231,563
Real Networks, Inc.                     2,600      123,825
Redback Networks, Inc.                  4,200      333,375
Scient Corp.                            3,400      183,600
Verio, Inc.                             1,700       63,856
Visual Networks, Inc.                   3,350      130,650
                                              ------------
                                                 4,032,463
Computers & Peripherals - 3.13%
Apple Computer                          1,550      192,297
Doubleclick, Inc.                       5,050      383,169
Network Appliance, Inc.                12,600      931,612
Proxicom, Inc.                          4,400      150,425
                                              ------------
                                                 1,657,503
Diversified Telecommunication - 5.03%
Allegiance Telecom, Inc.                5,750      406,812
Coflexip                                3,000      152,250
Colt Telecommunications Group Plc       2,550      435,412
ITC Deltacom                            3,850      126,569
McLeodUSA, Inc.                        18,750      468,750
NTL, Inc.                               3,400      260,100
RCN Corp.                               3,400       97,325
Time Warner Telecommunications., Inc.   1,550       84,863
Viatel, Inc.                            2,400       91,800
Voicestream Wireless Crop.              1,900      188,100
Western Wireless Corp.                  4,900      243,469
WinStar Communications, Inc.            2,800      111,650
                                              ------------
                                                 2,667,100
Electric Utilities - 0.38%
Citizens Utilities Co.                 12,400      199,175
                                              ------------
Electronic Equipment & Instruments -
  8.25%
AT & T CDA, Inc.                        7,000      298,375
Applied Micro Circuits Corp.            4,700      605,712
Flextronics International, Ltd.*        8,200      576,050
Jabil Circuit, Inc.                     3,100      126,906
MIPS Technologies, Inc.                 5,100      147,263
Molex, Inc.                             9,750      535,641
PE Corp.                                5,900      354,000
RF Micro Devices, Inc.                  4,950      515,109
Sanmina Corp. *                         6,400      384,400
SDL, Inc.                               4,250      828,750
                                              ------------
                                                 4,372,206
Energy Equipment & Services - 8.57%
BJ Services Company                     8,600      604,150
Cooper Cameron Corp.                    9,000      675,000
Diamond Offshore Drilling, Inc.         3,900      157,219
Global Industries, Inc.                 6,000       85,500
Global Marine, Inc.                     8,350      200,400
Grant Pride, Inc.                      10,950      210,787
Nabors Industries, Inc.                11,050      435,784
Noble Drilling Corp.                   12,750      509,203
Santa Fe International Corp.            9,100      312,813
Smith International, Inc.               8,550      649,800

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Energy Equipment & Services - cont'd.
Transocean Sedco Forex, Inc.           3,850     $180,950
Varco International, Inc.              5,900       73,750
Weatherford International, Inc.       10,950      444,844
                                             ------------
                                                4,540,200
Financial Services - 2.82%
Capital One Financial Corp             2,000       87,500
Edwards, A.G. Inc.                     2,700      101,588
Knight Trimark Group, Inc.             6,500      244,969
Legg Mason, Inc.                       2,850      107,766
Lehman Brothers Holdings, Inc.           500       41,031
T. Rowe Price & Associates, Inc.       3,100      118,187
Sei Investments Co.                    1,450      173,094
Waddell & Reed Financial, Inc. Cl. A  17,442      464,393
Waddell & Reed Financial, Inc. Cl. B   6,429      154,698
                                             ------------
                                                1,493,226
Healthcare Equipment & Supplies - 1.50%
Affymetrix, Inc.                       2,725      368,045
Allergan, Inc.                         7,250      426,844
                                             ------------
                                                  794,889
Hotels, Restaurants & Leisure - 2.66%
Gemstar International Group, Ltd.      8,350      386,187
Harrah's Entertainment, Inc.          26,650      547,991
MGM Grand, Inc.                       16,150      476,425
                                             ------------
                                                1,410,603
Internet & Catalog Retail - 0.24%
CMG Information Services, Inc.         1,800      128,250
                                             ------------
I T Consulting & Services - 1.70%
Computer Sciences Corp.                3,550      289,547
Marchfirst, Inc.                       3,100       66,069
Safeguard Scientifics, Inc.            5,100      212,925
Sungard Data Systems, Inc.             9,650      333,528
                                             ------------
                                                  902,069
Machinery - 0.12%
Parker Hannafin Corp.                  1,400       65,100
                                             ------------
Media - 8.73%
AMFM, Inc.                             6,850      454,669
Cablevision Systems Corp.              4,300      291,056
Citadel Communications Corp.           4,900      191,406
Echostar Communications Corp.         17,100    1,089,056
Entercom Communications Corp.          6,450      274,125
Hispanic Broadcasting Corp.            3,050      308,241
New York Times Co.                     6,000      247,125
Omnicom Group                          3,500      318,719
TMP Worldwide, Inc.                    5,650      369,369
USA Networks, Inc.                    13,150      302,450
Valassis Communications, Inc.          8,650      294,641
Westwood One, Inc.                     6,000      212,250
WPP Group                             17,000      273,945
                                             ------------
                                                4,627,052
Oil & Gas - 2.28%
Anadarko Pete Co.                      6,000      260,625
Apache Corp.                          11,250      544,922

                                       Shares        Value
                                       ------        -----

Oil & Gas - cont'd.
Kerr McGee Corp.                        6,550     $338,962
Talisman Energy, Inc.                   2,050       61,244
                                              ------------
                                                 1,205,753
Personal Products - 0.25%
Estee Lauder Companies, Inc.            3,000      132,375
                                              ------------
Pharmaceuticals - 5.91%
Abgenix, Inc.                           4,500      403,031
Alexion Pharmaceuticals, Inc.           1,500       66,937
Alza Corp.                              8,950      394,359
Forest Laboratories, Inc.*             12,550    1,054,984
Imclone Systems, Inc.                   5,050      459,550
Immunex Corp.                           9,950      391,781
Inhale Therapeutic Systems              4,750      293,906
Ivax corp.                              2,400       65,700
                                              ------------
                                                 3,130,248
Road & Rail - 0.76%
Kansas City Southern Industries, Inc.   5,600      402,500
                                              ------------
Semiconductor Equipment & Products - 11.25%
Altera Corp.*                           4,800      490,800
Conexant Systems, Inc.*                 4,450      266,444
KLA Tencor Corp.                        4,950      370,631
Linear Technology Corp.                 6,300      359,888
LSI Logic Corp.                        10,600      662,500
Maxim Integrated Products, Inc.*        9,300      602,756
Microchip technology, Inc.              4,650      288,591
Novellus Systems, Inc.                  2,600      173,387
PMC Sierra, Inc.                        5,150      988,156
Teradyne, Inc.                          3,300      363,000
Transwitch Corp.                        4,600      405,087
Vitesse Semiconductor Corp.*            5,500      374,344
Xilinx, Inc.*                           8,450      618,962
                                              ------------
                                                 5,964,546
Software - 15.42%
I2 Technologies, Inc.                     650       84,013
Amdocs Limited*                         8,900      602,419
Art Technology Group, Inc.              5,700      346,275
Aspect Development, Inc.                6,600      456,225
Bea Systems, Inc.                       9,400      453,550
Broadvision, Inc.                      10,200      448,162
Citrix Systems, Inc.                    6,850      418,278
Edwards, J.D. & Company                 3,900       71,175
Electrinics For Imaging, Inc.           3,500      182,875
Exodus Communications, Inc.*            6,600      583,688
Infospace, Inc.                         1,200       86,175
Inktomi Corp.                           3,200      492,600
Internap Network Services Corp.         6,300      242,550
Intertrust Technologies Corp.             650       14,950
Intuit                                  5,800      208,438
Mercury Interactive Corp.               7,150      642,500
Metasolv Software, Inc.                 2,500       85,313
Peregrine Systems, Inc.                 9,750      234,609
Portal Software, Inc.                   5,950      272,956

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----

Software - cont'd.
Sapient Corp.                                               2,100      $166,294
Siebel Systems, Inc.                                        6,700       823,263
Symantec Corp.                                              5,650       352,772
Verisign, Inc.                                              3,500       487,813
Viant Corp.                                                 1,700        39,100
Vignette Corp.                                              5,850       282,897
Vitria Technology, Inc.                                     2,400        88,650
                                                                   ------------
                                                                      8,167,540
Telecommunications - 1.91%
Best Buy Company, Inc.                                      2,900       234,175
Circuit City Stores, Inc.                                   8,000       470,500
Tandy Corp.                                                 5,350       304,950
                                                                   ------------
                                                                      1,009,625
TOTAL COMMON STOCKS
 (Cost $57,902,978)                                                 $52,505,358
                                                                   ------------
                                                         Principal        Value
                                                         ---------        -----
SHORT TERM INVESTMENTS - 0.90%
Repurchase Agreement with State Street Bank & Trust Co.
dated 04/28/00 at 4.75%, to be repurchased at $474,184
on 05/01/00, collateralized by $470,000 U.S. Treasury
Notes, 5.75% due 04/30/00 (valued at $485,557 including
interest) (Cost $474,000)                                $474,000      $474,000
                                                                   ------------
TOTAL INVESTMENTS
 (Mid Cap Growth Fund) (Cost $58,376,978)                           $52,979,358
                                                                   ------------
-------------------------------------------------------------------------------
Large Cap Growth Fund
-------------------------------------------------------------------------------
                                                            Shares        Value
                                                            ------        -----
COMMON STOCKS - 90.79%
Automotive - 1.54%
General Motors Corporation*                                 7,450      $717,528
Harley Davidson, Inc.*                                      4,681       186,362
                                                                   ------------
                                                                        903,890
Banking - 0.97%
Fifth Third Bancorp                                         9,079       573,112
                                                                   ------------
Biotechnology - 1.31%
Amgen, Inc.*                                                8,461       473,816
MedImmune, Inc.*                                            1,050       167,934
Perkin Elmer Corporation*                                   1,625       134,063
                                                                   ------------
                                                                        775,813
Commercial Services & Supplies - 1.80%
Automatic Data Processing, Inc.                             9,692       521,551
Cendant Corp.*                                             12,050       186,022
Devry, Inc.*                                               14,782       351,996
                                                                   ------------
                                                                      1,059,569

                                     Shares        Value
                                     ------        -----

Communications Equipment - 9.26%
Ciena Corp.*                          2,350     $290,519
Cisco Systems, Inc.*                 29,718    2,060,293
Comverse Technology, Inc.*            5,300      472,694
E-Tek Dynamics, Inc.*                 1,750      358,312
JDS Uniphase Corporation*            14,525    1,506,061
Redback Networks, Inc.*               3,000      238,125
Sycamore Networks, Inc.*              2,250      176,625
Tellabs, Inc.*                        6,225      341,208
                                            ------------
                                               5,443,837
Computers & Peripherals - 3.86%
Dell Computer Corp.*                  8,175      409,772
EMC Corporation*                      6,520      905,873
Juniper Networks, Inc.*               2,000      425,375
Network Appliance, Inc.*              2,025      149,723
Sun Microsystems, Inc.*               4,136      380,254
                                            ------------
                                               2,270,997
Diversified - 0.51%
Berkshire Hathaway, Inc.*               156      298,916
                                            ------------
Diversified Financial - 2.46%
American Express Company              1,700      255,106
Citigroup, Inc.                      17,418    1,035,282
Schwab, Charles Corp.*                3,544      157,708
                                            ------------
                                               1,448,096
Electrical Equipment - 4.34%
Comdisco, Inc.*                       7,025      218,214
Corning, Inc.*                        4,475      883,813
Nortel Networks Corporation           6,425      727,631
RF Micro Devices, Inc.*               6,925      720,633
                                            ------------
                                               2,550,291
Electronic Equipment - 4.05%
Applied Micro Circuits Corporation*   5,275      679,816
Broadcom Corp.*                       3,450      594,694
Jabil Circuit, Inc.*                  5,825      238,461
Perkin Elmer Corporation*             6,339      380,340
SDL, Inc.*                            1,775      346,125
Solectron Corporation*                3,050      142,778
                                            ------------
                                               2,382,214
Food & Drug Retailing - 0.65%
Walgreen Co.*                        13,625      383,203
                                            ------------
Health Care Equipment & Supplies - 3.07%
Affymetrix, Inc.                      1,100      148,569
Baxter International, Inc.           12,525      815,691
Guidant Corporation*                 14,675      841,978
                                            ------------
                                               1,806,238
Household Products - 0.62%
Colgate Palmolive Co.                 6,339      362,115
                                            ------------
Insurance - 1.02%
American International Group, Inc.    5,465      599,442
                                            ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares         Value
                                    ------         -----

Industrial Conglomerates - 5.54%
General Electric Company            11,863    $1,865,457
Tyco International, Ltd.            30,343     1,393,882
                                           -------------
                                               3,259,339
Lodging & Restaurants - 0.59%
Mcdonalds Corporation                9,100       346,938
                                           -------------
Media - 10.95%
AMFM, Inc.*                          6,463       428,982
A T & T Corp-Liberty Media Group*   20,650     1,031,209
Comcast Corporation*                16,500       661,031
Disney, Walt Company                 9,075       393,061
Echostar Communications Corp.*      10,346       658,911
Omnicom Group                        3,025       275,464
Time Warner, Inc.                   19,715     1,773,118
USA Networks, Inc.*                 12,850       295,550
Viacom, Inc.*                       16,950       921,656
                                           -------------
                                               6,438,982
Motor Vehicle Parts - 0.37%
Danaher Corporation                  3,799       217,018
                                           -------------
Pharmaceuticals - 7.79%
American Home Products Corp.         2,925       164,348
Bristol-Myers Squibb Company         5,927       310,797
Genentech, Inc.*                     3,750       438,750
Idec Pharmaceuticals Corp.*          1,150        73,600
Lilly, Eli & Co.*                    7,800       603,037
Merck & Company, Inc.                5,275       366,612
Pfizer, Inc.*                       19,700       829,862
Schering Plough Corporation*         9,325       375,914
Warner Lambert Company              13,135     1,494,927
                                           -------------
                                               4,657,847
Personal Products - 0.24%
Gillette Company                     3,802       140,674
                                           -------------
Retail Trade - 4.33%
Costco Wholesale Corp.*             21,750     1,175,859
Home Depot, Inc.                    13,194       739,689
Kohl's Corporation*                 13,206       633,888
                                           -------------
                                               2,549,436
Semiconductor Equipment & Products - 7.70%
Analog Devices, Inc.*                4,225       324,533
Intel Corporation*                  14,202     1,800,991
Maxim Integrated Products, Inc.*     5,825       377,533
Texas Instruments, Inc.              9,325     1,518,809
Vitesse Semiconductor Corporation*   7,475       508,767
                                           -------------
                                               4,530,633
Software - 8.36%
7-24 Solutions, Inc.*                  950        47,975
Amdocs Limited*                      1,400        94,763
Ariba, Inc.*                         3,600       267,075
Business Objects SA*                 2,150       210,431
Foundry Networks, Inc.*              1,300       118,300
Inktomi Corporation*                 5,525       850,505
Mercury Interactive Corp.*           3,950       355,500

                                                         Shares         Value
                                                         ------         -----

Software - cont'd.
Momentum Business Applications*                              22          $165
Oracle Corp.*                                             7,625       609,523
Siebel Systems, Inc.*                                     3,050       374,769
Tibco Software, Inc.*                                     1,600       142,500
Verisign, Inc.*                                           5,050       703,844
Veritas Software Corporation*                             5,643       605,300
Yahoo, Inc.*                                              4,092       532,983
                                                                -------------
                                                                    4,913,633
Telecommunications - 9.33%
Exodus Communications, Inc.*                              1,825       161,397
Level 3 Communications, Inc.*                            10,025       892,225
Nextel Communications, Inc.*                              6,500       711,344
Nokia Corporation                                        32,791     1,864,988
Sprint Corporation*                                       7,575       416,625
Teligent, Inc.*                                           2,725       102,188
Vodaphone Airtouch PLC                                   12,120       569,640
VoiceStream Wireless Corporation*                         4,490       444,510
Williams Communications Group*                            4,225       156,324
Winstar Communications, Inc.*                             4,237       168,950
                                                                -------------
                                                                    5,488,192
TOTAL COMMON STOCKS
 (Cost $44,780,779)                                               $53,400,425
                                                                -------------
                                                      Principal         Value
                                                      ---------         -----
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                                   $1,000        $1,000
                                                                -------------
REPURCHASE AGREEMENT - 9.21%
Repurchase Agreement with State Street Bank & Trust
Co. dated 04/28/00 at 4.75%, to be repurchased at
$5,419,109 on 05/01/00, collateralized by $5,680,000
U.S. Treasury Notes, 5.625% due 05/15/08 (valued at
$5,673,212 including interest) (Cost $5,417,000)      5,417,000    $5,417,000
                                                                -------------
TOTAL INVESTMENTS
 (Large Cap Growth Fund) (Cost $50,198,779)                       $58,818,425
                                                                -------------
-----------------------------------------------------------------------------
Tax-Sensitive Equity Fund
-----------------------------------------------------------------------------
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS - 100.00%
Aerospace & Defense - 3.86%
General Motors Corporation                                2,100      $202,256
                                                                -------------
Apparel & Textiles - 3.12%
Jones Apparel Group, Inc.                                 5,500       163,281
                                                                -------------
Banking - 3.48%
Chase Manhattan Corp.                                     1,300        93,681
Fleet Boston Financial Corp.                              2,500        88,594
                                                                -------------
                                                                      182,275

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----
Business Services - 2.37%
Shared Medi Cal System                   3,000      $124,313
                                                ------------
Computers & Business Equipment - 16.20%
Hewlett Packard Co.                      1,800       243,000
Sun Microsystems , Inc.                  2,600       239,038
SCI Systems, Inc.                        5,800       308,850
Unisys Corporation                       2,500        57,969
                                                ------------
                                                     848,857
Consumer Durables - 1.84%
Leggett & Platt, Inc.                    4,500        96,188
                                                ------------
Drugs & Health Care - 13.92%
Abbott Laboratories                      3,000       115,312
Amgen, Inc.                              3,500       196,000
Bristol Myers Squibb Co.                 1,000        52,437
Merck & Company, Inc.                    1,300        90,350
Schering Plough Corp.                    2,700       108,844
Watson Pharmaceuticals, Inc.             3,700       166,269
                                                ------------
                                                     729,212
Electrical Equipment - 4.38%
Tyco International, Ltd.                 5,000       229,688
                                                ------------
Financial Services - 6.73%
Citigroup, Inc.                          2,150       127,791
Federal National Mortgage Assn.          2,200       132,687
Morgan Stanley Dean Witter               1,200        92,100
                                                ------------
                                                     352,578
Food & Drug Distribution - 3.48%
CVS Corporation                          4,200       182,700
                                                ------------
Industrial Conglomerates - 6.72%
Ingersoll Rand Co.                       2,200       103,262
United Technologies Corp.                4,000       248,750
                                                ------------
                                                     352,012
Infrastructure Software - 6.96%
BMC Software, Inc.                       3,500       163,844
Computer Associates International, Inc.  3,600       200,925
                                                ------------
                                                     364,769
Insurance - 2.47%
Ambac Financial Group, Inc.              2,700       129,600
                                                ------------
International Oil - 7.26%
BP Amoco Plc                             3,500       178,500
Exxon Mobil Corp.                        2,600       201,987
                                                ------------
                                                     380,487
Peripherals - 4.72%
American Power Conversion Corp.          7,000       247,187
                                                ------------
Real Estate - 2.08%
Boston Properties, Inc.                  1,700        59,287
Liberty Property                         2,000        49,500
                                                ------------
                                                     108,787
Retail Trade - 0.89%
Target Corporation                         700        46,594
                                                ------------

                                                      Shares       Value
                                                      ------       -----
Semiconductors - 5.56%
Intel corp.                                            2,300    $291,669
                                                             -----------
Telephone - 3.96%
Bell Atlantic                                          3,500     207,375
                                                             -----------
TOTAL INVESTMENTS (Tax-Sensitive Equity Fund) (Cost
 $3,923,025)                                                  $5,239,828
                                                             -----------
------------------------------------------------------------------------
Growth and Income Fund
------------------------------------------------------------------------
                                                      Shares       Value
                                                      ------       -----
COMMON STOCKS - 99.30%
Aerospace & Defense - 2.02%
General Motors Corp.                                  18,800  $1,810,675
Honeywell International, Inc.                         37,100   2,077,600
United Technologies Corp.                             32,200   2,002,438
                                                             -----------
                                                               5,890,713
Air Travel - 0.53%
AMR Corporation                                       44,800   1,526,000
                                                             -----------
Banks - 5.02%
The Chase Manhattan Corp.                             26,600   1,916,862
Citigroup, Inc.                                      120,600   7,168,163
U.S. Bancorp                                         131,500   2,671,094
Wachovia Corp.                                        46,000   2,883,625
                                                             -----------
                                                              14,639,744
Beverages - 2.04%
Anheuser-Busch Companies, Inc.                        39,900   2,815,444
Pepsico, Inc.                                         85,400   3,133,112
                                                             -----------
                                                               5,948,556
Business Services - 2.53%
Automatic Data Processing, Inc.                       62,500   3,363,281
First Data Corp.                                      64,300   3,130,606
Sabre Holdings Corp.                                  25,174     879,517
                                                             -----------
                                                               7,373,404
Chemicals - 1.35%
The Dow Chemical Co.                                  11,900   1,344,700
E.I. Du Pont de Nemours & Co.                         54,500   2,585,344
                                                             -----------
                                                               3,930,044
Computers & Business Equipment - 8.01%
Cisco Systems, Inc.                                  173,000  11,993,766
International Business Machines Corp.                 53,800   6,005,425
Lucent Technologies                                   86,000   5,348,125
                                                             -----------
                                                              23,347,316
Computers & Peripherals - 3.16%
Dell Computer Corp.                                   10,600     531,325
EMC Corp.                                             24,500   3,403,969
Hewlett-Packard Company                               28,800   3,888,000
Network Solutions, Inc.                                9,400   1,391,200
                                                             -----------
                                                               9,214,494
Drugs & Health Care - 12.02%
Abbott Laboratories                                   83,300   3,201,844
American Home Products Corp.                          98,600   5,540,087

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----
Drugs & Health Care - cont'd.
Baxter International, Inc.              44,200   $2,878,525
Bristol-Myers Squibb Co.                45,100    2,364,931
Cardinal Health, Inc.                   38,400    2,114,400
Columbia/HCA Healthcare Corp.           42,600    1,211,438
Johnson & Johnson                       34,600    2,854,500
Merck & Company, Inc.                   54,600    3,794,700
Pfizer, Inc.                            43,400    1,828,225
Pharmacia Corp.                         96,437    4,815,823
Warner-Lambert Co.                      38,800    4,415,925
                                               ------------
                                                 35,020,398
Electronic Components - 9.48%
Analog Devices, Inc.                    56,800    4,362,950
Intel Corp.                             80,000   10,145,000
Micron Technology, Inc.                 30,000    4,177,500
Motorola, Inc.                          32,600    3,881,437
Texas Instruments, Inc.                 31,000    5,049,125
                                               ------------
                                                 27,616,012
Electronic Equipment - 5.64%
General Electric Co.                    75,400   11,856,650
Solectron Corp.                         29,800    1,395,013
Tyco International Ltd.                 69,300    3,183,469
                                               ------------
                                                 16,435,132
Financial Services - 3.45%
Associates First Capital Corp.         128,200    2,844,438
Federal National Mortgage Association   54,200    3,268,937
Merrill Lynch & Co., Inc.               38,600    3,934,787
                                               ------------
                                                 10,048,162
Forest Products - 1.32%
International Paper Co.                 61,200    2,249,100
Minnesota Mining & Manufacturing Co.    18,400    1,591,600
                                               ------------
                                                  3,840,700
Hotels & Restaurants - 1.03%
McDonald's Corp.                        78,500    2,992,812
                                               ------------
Household Products - 3.93%
Colgate Palmolive Co.                   23,500    1,342,438
Corning, Inc.                           16,400    3,239,000
Gillette Company                        31,600    1,169,200
Kimberly Clark Corp.                    49,800    2,891,512
Procter & Gamble Co.                    47,200    2,814,300
                                               ------------
                                                 11,456,450
Industrial Components - 0.99%
Caterpillar, Inc.                       32,300    1,273,831
Illinois Tool Works, Inc.               25,100    1,607,969
                                               ------------
                                                  2,881,800
Insurance - 3.49%
American International Group, Inc.      42,625    4,675,430
Marsh & McLennan Companies, Inc.        55,800    5,499,787
                                               ------------
                                                 10,175,217

                                  Shares        Value
                                  ------        -----
Internet Services - 1.20%
America Online, Inc.              50,300   $3,008,569
e-Bay, Inc.                        3,100      493,481
                                         ------------
                                            3,502,050
I T Consulting Services - 1.26%
Computer Sciences Corp.           37,900    3,091,219
Electronic Data Systems Corp.      8,500      584,375
                                         ------------
                                            3,675,594
Media - 4.02%
AT & T Corp.                      53,000    2,646,688
CBS Corp.                         22,700    1,333,625
The Walt Disney Co.               63,400    2,746,012
Gannett, Inc.                     54,900    3,506,737
Time Warner, Inc.                 16,400    1,474,975
                                         ------------
                                 129,800   11,708,037
Motor Vehicles - 0.57%
Ford Motor Company                30,300    1,657,031
                                         ------------
Non-Ferrous Metals - 0.93%
Aluminum Company of America       41,700    2,705,287
                                         ------------
Petroleum - 5.70%
Chevron Corp.                     36,900    3,141,113
ExxonMobil Corp.                  96,000    7,458,000
Royal Dutch Petroleum Co.         83,600    4,796,550
UNOCAL Corp.                      37,900    1,224,644
                                         ------------
                                           16,620,307
Petroleum Services - 1.59%
Schlumberger, Ltd.                60,500    4,632,031
                                         ------------
Retail Trade - 4.62%
Staples, Inc.                     55,000    1,048,438
Target Corp.                      78,200    5,205,188
Wal-Mart Stores, Inc.            130,100    7,204,287
                                         ------------
                                           13,457,913
Software - 4.42%
Microsoft Corp.                  140,300    9,785,925
Oracle Corp.                      38,800    3,101,575
                                         ------------
                                           12,887,500
Telecommunications - 7.74%
AT & T Corp.                      92,400    4,313,925
Bell Atlantic Corp.               85,892    5,089,101
MCI WorldCom, Inc.               110,850    5,036,747
SBC Communications, Inc.         113,400    4,968,337
Sprint Corp.                      57,000    3,135,000
                                         ------------
                                           22,543,110
Utilities-Electric - 1.24%
Duke Energy Do.                   53,200    3,059,000
Unicom Corp.                      14,200      564,450
                                         ------------
                                            3,623,450
TOTAL COMMON STOCKS
 (Cost $175,742,003)                     $289,349,264
                                         ------------
PREFERRED STOCK - 0.43%
Chemicals - 0.35%
Monsanto Corp.(Cost $1,116,000)   27,900 $  1,262,475
                                         ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Principal        Value
                                                     ---------        -----
REPURCHASE AGREEMENT - 0.27%
Repurchase Agreement with State Paine Webber dated
04/28/00 at 5.71%, to be repurchased at $796,373 on
05/01/00, collateralized by $830,000 U.S. Treasury
Notes, 5.50% due 02/28/03 (valued at $814,370,
including interest) (Cost $796,000)                  $796,000      $796,000
                                                               ------------
TOTAL INVESTMENTS
 (Growth & Income Fund) (Cost $177,654,003)                    $291,407,739
                                                               ------------
---------------------------------------------------------------------------
Equity-Income Fund
---------------------------------------------------------------------------
                                                        Shares        Value
                                                        ------        -----
COMMON STOCKS - 100.00%
Banking - 2.73%
First Union Corp.                                      23,400      $745,875
Wells Fargo & Co.                                      27,150     1,114,847
                                                               ------------
                                                                  1,860,722
Business Services - 2.11%
Pitney Bowes, Inc.                                     35,300     1,442,888
                                                               ------------
Chemicals - 1.87%
E.I. Du Pont De Nemours & Co.                          26,900     1,276,069
                                                               ------------
Computer Software - 2.23%
Microsoft Corp.                                        21,800     1,520,550
                                                               ------------
Computers & Business Equipment - 2.01%
International Business Machines                        12,300     1,372,988
                                                               ------------
Diversified Financial - 4.89%
Citigroup, Inc.                                        35,700     2,121,919
Merrill Lynch & Co., Inc.                              11,900     1,213,056
                                                               ------------
                                                                  3,334,975
Drugs & Health Care - 22.51%
American Home Products Corp.                           73,700     4,141,019
Baxter International, Inc.                             38,800     2,526,850
Bristol Myers Squibb Co.                               46,900     2,459,319
Johnson & Johnson                                      14,900     1,229,250
Pharmacia Corp.                                       100,138     5,000,641
                                                               ------------
                                                                 15,357,079
Electric Utilities - 1.64%
Duke Energy Co.                                        19,500     1,121,250
                                                               ------------
Food & Beverages - 1.49%
General Mills, Inc.                                    28,000     1,018,500
                                                               ------------
Household Products - 8.37%
Gillette Co.                                           48,300     1,787,100
Kimberly-Clark Corp.                                   67,650     3,927,928
                                                               ------------
                                                                  5,715,028
Insurance - 6.11%
Marsh & McLennan Cos., Inc.                            42,300     4,169,194
                                                               ------------

                                      Shares        Value
                                      ------        -----
International Oil - 8.33%
Chevron Corp.                         29,100   $2,477,137
Exxon Mobil Corp.                     21,000    1,631,437
Texaco, Inc.                          31,800    1,574,100
                                             ------------
                                                5,682,674
Multi Industry - 7.77%
General Electric                      13,400    2,107,150
Minnesota Mining & Manufacturing Co.  36,900    3,191,850
                                             ------------
                                                5,299,000
Multiline Retail - 1.87%
Walmart Stores, Inc.                  23,000    1,273,625
                                             ------------
Paper - 4.30%
International Paper Co.               79,807    2,932,907
                                             ------------
Specialty Retail - 3.36%
The Limited, Inc.                     50,700    2,291,006
                                             ------------
Telephone - 18.41%
American Telephone & Telegraph Corp.  16,200      756,337
Bell Atlantic Corp.                   85,400    5,059,950
SBC Communications, Inc.              81,754    3,581,847
U.S. West, Inc.                       44,500    3,167,844
                                             ------------
                                               12,565,978
TOTAL INVESTMENTS
 (Equity-Income Fund) (Cost $66,304,456)      $68,234,433
                                             ------------
---------------------------------------------------------
Balanced Fund
---------------------------------------------------------
                                      Shares        Value
                                      ------        -----
COMMON STOCKS - 65.98%
Aerospace & Defense - 2.31%
Boeing Company                        16,000     $635,000
Honeywell International, Inc.         11,800      660,800
                                             ------------
                                                1,295,800
Banks - 5.78%
Bank America Corp.                    11,200      548,800
Bank of New York, Inc.                17,300      710,381
Chase Manhattan Corp.                  8,400      605,325
Morgan, J.P. & Co., Inc.               5,700      731,738
Wells Fargo & Company                 15,800      648,788
                                             ------------
                                                3,245,032
Beverages - 0.93%
Anheuser Busch Companies, Inc.         7,400      522,162
                                             ------------
Communications Equipment - 4.37%
Cisco Systems, Inc.                   10,100      700,214
Crown Castle International Corp.      12,100      464,337
General Motors Corp.                   7,600      731,975
Motorola, Inc.                         4,700      559,594
                                             ------------
                                                2,456,120
Computers & Peripherals - 1.26%
EMC Corp.                              5,100      708,581
                                             ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----
Containers & Packaging - 0.74%
Temple Inland, Inc.                    8,300     $416,037
                                             ------------
Diversified Financial - 2.59%
Citigroup, Inc.                       12,900      766,744
Morgan Stanley Dean Witter             9,000      690,750
                                             ------------
                                                1,457,494
Diversified Telecommunication - 4.67%
Bellsouth Corp.                       14,100      686,494
Cable & Wireless Pub. Ltd. Co.        12,600      622,125
Qwest Communications Int'l., Inc.      6,100      264,587
SBC Communications., Inc.             15,800      692,238
U.S. West, Inc.                        5,000      355,937
                                             ------------
                                                2,621,381
Electric Utilities - 0.74%
Unicom Corp.                          10,400      413,400
                                             ------------
Electrical Equipment - 1.11%
Nortel Networks Corp.                  5,500      622,875
                                             ------------
Energy Equipment & Services - 1.05%
Schlumberger, Ltd.                     7,700      589,531
                                             ------------
Hotels, Restaurants & Leisure - 1.22%
Harrah's Entertainment, Inc.          33,300      684,731
                                             ------------
Household Durables - 1.05%
Gemstar International Group, Ltd.     12,800      592,000
                                             ------------
Household Products - 1.02%
Colgate Palmolive Co.                 10,000      571,250
                                             ------------
Industrial Conglomerates - 2.35%
General Electric Co                    4,000      629,000
Textron, Inc.                         11,200      693,700
                                             ------------
                                                1,322,700
Insurance - 1.18%
Allmerica Financial Corp.             12,200      660,325
                                             ------------
Internet Software & Services - 1.10%
America Online, Inc.                  10,300      616,069
                                             ------------
Media - 5.05%
American Telephone & Telegraph Corp.  12,100      604,244
Clear Channel Communications          10,700      770,400
Echostar Communications Corp.         11,500      732,405
Omnicom Group                          8,000      728,500
                                             ------------
                                                2,835,549
Multiline Retail - 2.03%
Target Corp.                           9,600      639,000
Wal-Mart Stores, Inc.                  9,000      498,375
                                             ------------
                                                1,137,375
Oil & Gas - 4.14%
Apache Corp.                          13,900      673,281
Coastal Corp.                          6,500      326,219
ExxonMobil Corp.                       9,300      722,494
Unocal Corp.                          18,700      604,244
                                             ------------
                                                2,326,238
Personal Products - 1.07%
Gillette Company                      16,300      603,100
                                             ------------

                                                      Shares        Value
                                                      ------        -----
Pharmaceuticals - 8.10%
American Home Products                                11,300     $634,919
Forest Labs, Inc.                                      8,000      672,500
Genentech, Inc.                                        4,800      561,600
Johnson & Johnson                                      7,200      594,000
Merck & Co., Inc.                                     11,300      785,350
Pharmacia Corp.                                       12,400      619,225
Warner Lambert Co.                                      6000      682,875
                                                             ------------
                                                                4,550,469
Road & Rail - 1.10%
Kansas City Southern Industries, Inc.                  8,600      618,125
                                                             ------------
Semiconductor Equipment & Products - 5.25%
Intel Corp.                                            5,700      722,831
KLA Tencor Corp.                                       9,700      726,288
Maxim Integrated Products, Inc.                       12,100      784,231
Texas Instruments, Inc.                                4,400      716,650
                                                             ------------
                                                                2,950,000
Software - 2.97%
Computer Associates Int'l., Inc.                      12,000      669,750
12 Technologies, Inc.                                  3,500      452,375
SAP Aktiengesellschaft                                11,100      545,288
                                                             ------------
                                                                1,667,413
Specialty Retail - 2.80%
Circuit Cities Stores, Inc.                           12,600      741,038
Tandy Corp.                                           14,600      832,200
                                                             ------------
                                                                1,573,238
TOTAL COMMON STOCKS
 (Cost $35,763,920)                                           $37,056,995
                                                             ------------
                                                   Principal        Value
                                                   ---------        -----
CORPORATE BONDS - 14.45%
Electric & Gas Utilities - 7.82%
Commonwealth Edison Co., 8.375% due 09/15/22      $1,000,000     $975,086
Consumers Energy Co., 7.375% due 09/15/23            500,000      436,296
Indiana & Michigan Power Co., 8.50% due 12/15/22   1,000,000      995,380
Pennsylvania Power Co., 8.50% due 07/15/22         1,000,000      965,150
Texas Electric Utilities Co., 8.50% due 08/01/24   1,000,000    1,016,890
                                                             ------------
                                                                4,388,802
Consumer Services - 1.65%
Hertz Corporation, 6.50% due 05/15/06              1,000,000      927,820
                                                             ------------
Multiline Retail - 1.79%
Target Corp.,
 7.50% due 02/15/05                                1,000,000    1,004,380
                                                             ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                 Principal        Value
                                                 ---------        -----

Telecommunications - 3.19%
Metronet Communications Corp., Zero Coupon due
 06/15/08                                       $1,000,000     $797,980
Worldcom, Inc.
 7.75% due 04/01/07                              1,000,000      995,630
                                                           ------------
                                                              1,793,610
TOTAL CORPORATE BONDS (Cost $8,348,110)                      $8,114,612
                                                           ------------
U.S. TREASURY OBLIGATIONS - 4.51%
U.S. Treasury Notes - 4.51%
5.875% due 02/15/04                               $500,000     $488,280
7.25% due 05/15/04                               2,000,000    2,044,680
                                                           ------------
                                                              2,532,960
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,604,627)            $2,532,960
                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.81%
Federal Home Loan Mortgage Corporation - 6.13%
6.45% due 04/29/09                              $1,600,000   $1,476,256
6.645% due 03/10/04                              1,000,000      978,692
6.875% due 01/15/05                              1,000,000      985,620
                                                           ------------
                                                              3,440,568
Federal National Mortgage Association - 1.77%
7.255% due 01/15/10                              1,000,000      997,030
                                                           ------------
Resolution Funding FBE Strips - 1.91%
Zero Coupon due 04/15/09                         2,000,000    1,073,440
                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $5,699,227)                                           $5,511,038
                                                           ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                              $1,000       $1,000
                                                           ------------
REPURCHASE AGREEMENT - 5.25%
Repurchase Agreement with State Street Bank &
Trust Co. dated 04/28/00 at 4.75%, to be
repurchased at $2,952,149 on 05/01/00,
collateralized by $3,095,000 U.S. Treasury
Notes, 5.625% due 05/15/08 (valued at
$3,091,308, including interest)
(Cost $2,951,000)                               $2,951,000   $2,951,000
                                                           ------------
TOTAL INVESTMENTS
 (Balanced Fund) (Cost $55,367,884)                         $56,167,605
                                                           ------------
-----------------------------------------------------------------------
Strategic Income Fund
-----------------------------------------------------------------------
                                                 Principal        Value
                                                 ---------        -----

CORPORATE BONDS - 33.93%
Business Services - 2.61%
CSC Holdings, Inc., 10.50% due 05/15/16           $500,000     $541,250
Iron Mountain, Inc., 10.125% due 10/01/06          500,000      482,500
                                                           ------------
                                                              1,023,750

                                                  Principal        Value
                                                  ---------        -----

Chemical Products - 1.00%
Lyondell Chemical Co., 9.875% due 05/01/07        $400,000      $393,000
                                                            ------------
Crude Petroleum & Natural Gas - 2.25%
Bellwether Exploration Co., 10.875% due 04/01/07   250,000       225,000
Pennzoil Company,
 10.25% due 11/01/05                               500,000       510,350
United Refining Co., 10.75% due 06/15/07           250,000       150,000
                                                            ------------
                                                                 885,350
Electronics - 0.01%
Breed Technologies, Inc.,/2/ 9.25% due 04/15/08    500,000         4,375
                                                            ------------
Energy & Utilities - 0.31%
Costilla Energy, Inc.,/2/ 10.25% due 10/01/06      500,000       120,000
                                                            ------------
Financial Services - 1.82%
Ford Motor Credit Company, 7.375% due 10/28/09     148,000       143,060
Merrill Lynch & Co., Inc., 6.00% due 11/15/04      140,000       131,947
Merrill Lynch & Co., Inc., 5.97% due 09/11/00      370,000       249,884
Paine Webber Group, Inc., 7.625% due 12/01/09      200,000       189,528
                                                            ------------
                                                                 714,419
Food & Beverages - 0.56%
Agrilink Foods, Inc.
 11.875% due 11/01/08                              250,000       221,250
                                                            ------------
Hotels & Restaurants - 0.61%
Prime Hospitality Corp.,
 9.75% due 04/01/07                                250,000       238,125
                                                            ------------
Industrials - 4.11%
American Standard, Inc.,
 7.375% due 02/01/08                               400,000       366,000
Foamex, L.P.,
 9.875% due 05/15/07                               375,000       307,500
P&L Coal Holdings Corp.,
 8.875% due 05/15/08                               250,000       225,000
Polymer Group, Inc.,
 8.75% due 03/01/08                                150,000       134,625
 9.00% due 07/01/07                                190,000       171,000
Raytheon Company,
 6.15% due 11/01/08                                175,000       151,209
Stellex Industries, Inc.,
 9.50% due 11/01/07                                250,000       137,500
Tembec Industries, Inc.,
 8.625% due 06/30/09                               125,000       121,250
                                                            ------------
                                                               1,614,084

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Principal        Value
                                      ---------        -----
Leisure Time - 1.79%
Hollywood Casino, Shreveport,
 13.0% due 08/01/06                    $250,000     $263,750
Isle of Capri Casinos, Inc.,
 8.75% due 04/15/09                     250,000      226,250
Mohegan Tribal Gaming Authority,
 8.75% due 01/01/09                     225,000      213,750
                                                ------------
                                                     703,750
Other - 6.31%
Aztar Corp.,
 8.875% due 05/15/07                    250,000      233,125
Cendant Corp.,
 7.75% due 12/01/03                     100,000       97,454
Crown Castle International Corp.,
 Zero Coupon due 05/15/11               300,000      177,000
Countrywide Funding Corp.,
 6.25% due 04/15/09                     148,000      128,830
Grey Wolf, Inc.,
 8.875% due 07/01/07                    250,000      230,000
Kroger Company,
 8.05% due 02/01/10                      73,000       71,638
Pennhall International Inc.,
 12.0% due 08/01/06                     250,000      245,000
Spectrasite Holdings, Inc.,
 12.875% due 03/15/10                   500,000      257,500
Sprint Cap Corp.,
 5.70% due 11/15/03                     148,000      139,040
True Temper Sports, Inc.,
 10.875% due 12/01/08                   250,000      237,500
United International Holdings, Inc.,
 10.75% due 02/15/08                  1,000,000      660,000
                                                ------------
                                                   2,477,087
Pollution Control - 0.96%
Allied Waste Industries, Inc.,
 7.875% due 01/01/09                    500,000      375,000
                                                ------------
Publishing - 0.61%
Hollinger International, Inc.,
 9.25% due 03/15/07                     250,000      241,250
                                                ------------
Real Estate - 1.66%
HMH Properties, Inc.,
 7.875% due 08/01/08                    500,000      432,500
Radnor Holdings Corp.,
 10.00% due 12/01/03                    250,000      220,000
                                                ------------
                                                     652,500
Steel - 0.58%
AK Steel Corp.,
 7.875% due 02/15/09                    250,000      227,500
                                                ------------
Telecommunication Services - 7.89%
Adelphia Communications Corp.,
 9.50% due 02/15/04                      46,998       46,058
 9.875% due 03/01/07                    175,000      169,312
Century Communications Corp.,
 8.875% due 01/15/07                    175,000      160,125
 Zero Coupon due 01/15/08               250,000      103,750

                                           Principal        Value
                                           ---------        -----
Telecommunication Services - cont'd.
Covad Communications Group,
 12.0% due 02/15/10                         $250,000     $233,750
GTE Corp.,
 6.94% due 04/15/28                           18,000       15,772
Intermedia Communications, Inc.,
 8.50% due 01/15/08                          250,000      227,500
International Cabletel, Inc.,
 11.50% due 02/01/06                       1,000,000      925,000
Nextel Communications,
 9.95% due 02/15/08                          750,000      525,000
PSI Net, Inc.,
 11.0% due 08/01/09                          250,000      220,000
Telewest Communication Plc,
 Step up to 11.00% due 10/01/07              500,000      471,250
                                                     ------------
                                                        3,097,517
Transportation - 0.85%
TFM SA de CV,
 Step up to 11.75% due 06/15/09              500,000      335,000
                                                     ------------
TOTAL CORPORATE BONDS (Cost $15,115,841)               13,323,957
                                                     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.32%
Federal Home Loan Banks - 1.14%
5.89% due 07/24/00                           450,000      449,298
Federal Home Loan Mortgage Corporation - 1.41%
8.50% due 05/01/08                           265,572      268,643
10.00% due 05/15/20                          237,055      246,537
11.565% due 06/15/21                         138,833       40,733
                                                     ------------
                                                          555,913
Government National Mortgage Association - 1.68%
7.50% due 07/15/27                           268,789      264,505
7.50% due 10/15/27                           329,472      324,220
7.50% due 10/15/27                            70,212       69,092
                                                     ------------
                                                          657,817
Federal National Mortgage Association - 2.61%
7.50% TBA                                  1,000,000      978,430
13.00% due 11/15/15                           40,110       45,299
                                                     ------------
                                                        1,023,729
Federal National Mortgage Association -- Interest Only - 2.81%
Interest Only due 03/17/20, REMIC          6,094,647      132,168
Interest Only due 02/25/35, REMIC          5,807,788      345,353
Interest Only due 10/17/36, REMIC         12,603,650      284,937
Interest Only due 06/25/38, REMIC          6,178,406      340,558
                                                     ------------
                                                        1,103,016

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----
Federal National Mortgage Association - CMO - 1.52%
7.393% due 08/17/03, REMIC                                $219,489     $219,414
8.80% due 01/25/19, REMIC                                  315,608      320,242
10.40% due 04/25/19, REMIC                                  56,168       58,783
                                                                   ------------
                                                                        598,439
Student Loan Marketing Association - 1.15%
7.20% due 11/09/00                                         450,000      451,337
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $5,174,446)                                                    4,839,549
                                                                   ------------
FIXED INCOME - OTHER - 21.66%
Collateralized Mortgage Obligations - 8.14%
Green Tree Financial Corp.,
 7.07% due 09/15/07                                      2,043,991    1,936,027
Mid State Trust VI, Class A,
 7.34% due 07/01/35                                      1,314,395    1,262,226
                                                                   ------------
                                                                      3,198,253
Commercial Mortgage Backed Securities - 4.81%
Commercial Mortgage Asset Trust, 7.35% due 08/17/13      1,200,000    1,135,200
DLJ Commercial Mortgage Corp.,
 Interest Only Strips:
 due 05/10/23                                            9,591,865      383,579
 due 11/12/31                                            7,569,593      367,428
                                                                   ------------
                                                                      1,886,207
Residential Subordinate Securities - 8.71%
ContiMortgage Home EquityLoan, 7.00% due 12/29/25, 144A    500,000      443,585
First Union Residential Securities, 7.00% due 08/25/28     242,714      213,843
GE Capital Management Services, Inc. 6.75% due 11/25/28    984,084      879,949
PNC Mortgage Securities Corp., 6.734% due 07/25/28         414,402      357,351
 6.75% due 05/25/28                                        343,315      295,192
 6.772% due 03/25/29                                       494,350      442,122
 6.838% due 05/25/28                                       465,842      405,691
 6.905% due 04/25/29                                       442,892      385,307
                                                                   ------------
                                                                      3,423,040
TOTAL FIXED INCOME - OTHER                                            8,507,500
                                                                   ------------
(Cost $9,112,036)
FOREIGN GOVERNMENT OBLIGATIONS - 23.95%
Algeria - 1.15%
6.375% due 03/04/10                                        600,000      450,000
                                                                   ------------
Republic of Argentina - 0.97%
11.375% due 01/30/17                                       400,000      381,600
                                                                   ------------
Federal Republic of Brazil - 5.48%
7.00% due 04/15/12                                         600,000      431,280
8.00% due 04/15/14                                       1,185,848      854,522
9.375% due 04/07/08                                        150,000      125,535
14.5% due 10/15/09                                         700,000      739,410
                                                                   ------------
                                                                      2,150,747

                                       Principal        Value
                                       ---------        -----
National Republic of Bulgaria - 0.71%
2.75% due 07/28/12                      $400,000     $278,000
                                                 ------------
Canadian Government Treasury Bills - 0.17%
5.82% due 06/08/00                       101,000       67,816
                                                 ------------
Republic of Ecuador - 0.64%
4.00% FRB due 02/28/25                   700,000      249,410
                                                 ------------
Federal Republic of Germany - 0.96%
4.000% due 07/04/09                      110,000       90,601
4.250% due 11/26/04                      200,000      176,365
5.625% due 01/04/28                      120,000      107,979
                                                 ------------
                                                      374,945
Republic of Italy - 0.23%
5.25% due 11/01/29                       110,000       91,601
                                                 ------------
Government of Mexico - 3.38%
6.25% due 12/31/19                     1,400,000    1,168,300
10.375% due 02/17/09                     150,000      158,138
                                                 ------------
                                                    1,326,438
Government of Morocco - 0.82%
6.843% due 01/01/09                      364,286      325,125
                                                 ------------
Kingdom of Norway - 1.11%
5.75% due 11/30/04                     4,000,000      434,894
                                                 ------------
Government of Peru - 2.17%
3.75% FRB due 03/07/17                 1,400,000      854,000
                                                 ------------
Republic of South Africa - 2.09%
12.0% due 02/28/05                     3,000,000      413,384
13.00% due 08/31/10                    3,000,000      407,755
                                                 ------------
                                                      821,139
Kingdom of Spain - 0.19%
6.15% due 01/31/13                        80,000       75,983
                                                 ------------
Kingdom of Sweden - 0.26%
10.25% due 05/05/03                      800,000      101,432
                                                 ------------
Republic of Venezuela - 3.62%
7.437% due 03/31/07                      833,829      646,913
13.625% due 08/15/18                     850,000      776,092
                                                 ------------
                                                    1,423,005
TOTAL FOREIGN GOVERNMENT OBLIGATIONS                9,406,135
                                                 ------------
 (Cost $9,384,239)
                                          Shares        Value
                                          ------        -----
PREFERRED STOCK - 0.60%
TCR Holdings-Class B                         570            6
TCR Holdings-Class C                         314            3
TCR Holdings-Class D                         827            8
TCR Holdings-Class E                       1,711           17
                                                 ------------
                                                           34
                                                 ------------
Drugs & Health Care - 0.60%
Fresenius Medical Care Capital Trust,
 9.00% due 12/01/06                      255,625      235,000
                                                 ------------
TOTAL PREFERRED STOCK                                 235,034
                                                 ------------
 (Cost $255,828)

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----
RIGHTS & WARRANTS - 0.07%
Crude Petroleum & Natural Gas - 0.07%
Terex Corporation,
 Zero Coupon due 05/15/02                                   $2,000      $28,250
Other - 0.00%
BCP Holdings Corp.
 exp. 04/15/04                                                 500            0
Telephone - 0.00%
Wireless One, Inc. ,
 Zero Coupon due 10/19/00                                      750            8
In-flight Phone Corp.,
 Zero Coupon due 05/15/02                                    1,000            0
                                                                   ------------
TOTAL RIGHTS & WARRANTS
 (Cost $0)                                                               28,258
                                                                   ------------
REPURCHASE AGREEMENT - 7.47%
Repurchase Agreement with State Street Bank & Trust Co.
 dated 04/28/00 at 5.62%, to be repurchased at
 $2,936,352 on 05/01/00, collateralized by $2,175,000
 U.S. Treasury Bonds, 9.875% due 11/15/15 (valued at
 $3,124,617, including interest)
 (Cost $2,935,000)                                       2,935,000    2,935,000
                                                                   ------------
TOTAL INVESTMENTS
 (Strategic Income Fund)
  (Cost $41,977,390)                                                $39,275,433
                                                                   ------------
-------------------------------------------------------------------------------
Core Bond Fund
-------------------------------------------------------------------------------
                                                         Principal        Value
                                                         ---------        -----
CORPORATE BONDS - 52.46%
Automobiles - 1.92%
Daimler Chrysler,
 7.125% due 04/10/03                                      $190,000     $187,783
                                                                   ------------
Banking - 12.86%
BankAmerica Corp.,
 9.50% due 04/01/01                                        114,000      116,294
First Financial Caribbean Corp.,
 7.84% due 10/10/06                                        135,000      128,328
First Union National Bank,
 7.875% due 02/15/10                                        95,000       93,978
NBD Bancorp,
 8.25% due 11/01/24                                        300,000      310,965
Republic New York Corp.,
 9.75% due 12/01/00                                        155,000      157,099
Royal Bank of Scotland Group Plc,
 6.40% due 04/01/09                                        150,000      134,802
U.S. Bancorp,
 7.50% due 06/01/26                                        300,000      293,829
Western Financial Savings,
 8.875% due 08/01/07                                        25,000       21,750
                                                                   ------------
                                                                      1,257,045
Business Services - 0.04%
AMSC Acquisition, Inc.,
 12.25% due 04/01/08                                         5,000        3,750
                                                                   ------------

                                    Principal      Value
                                    ---------      -----
Chemical Products - 0.94%
Arco Chemical Co.,
 9.80% due 02/01/20                   $5,000      $4,550
ICI North America, Inc.,
 8.875% due 11/15/06                  65,000      67,438
Lyondell Chemical Company,
 9.875% due 05/01/07                  20,000      19,650
                                              ----------
                                                  91,638
Crude Petroleum & Natural Gas - 2.63%
Energy Corporation of America,
 9.50% due 05/15/07                   20,000      13,400
Enron Corp.,
 6.75% due 09/01/04                  100,000      95,796
Texas Petrochemicals Corp.,
 11.125% due 07/01/06                 10,000       8,200
Williams Companies, Inc.,
 7.625% due 07/15/19                 150,000     139,994
                                              ----------
                                                 257,390
Drugs & Health Care - 3.29%
Alaris Medical, Inc.,
 Step-up due 08/01/08                 15,000       4,050
Allegiance Corp.,
 7.00% due 10/15/26                  325,000     305,477
Mediq/PRN Life Support Services,
 11.0% due 06/01/08                   10,000       1,000
Triad Hospitals Holdings, Inc.,
 11.0% due 05/15/09, 144A              5,000       5,200
Universal Hospital Services, Inc.,
 10.25% due 03/01/08                  15,000       5,700
                                              ----------
                                                 321,427
Financial Services - 16.79%
AAG Holding, Inc.,
 6.875% due 06/01/08                 100,000      90,781
Amerus Capital I,
 8.85% due 02/01/27                  100,000      87,089
Amvescap Plc,
 6.60% due 05/15/05                  150,000     139,401
Associates Corp. of North America,
 5.75% due 11/01/23                  120,000     113,126
BanPonce Financial Corp.,
 6.75% due 08/09/01                  250,000     248,060
Beneficial Corp.,
 8.40% due 05/15/08                   75,000      76,390
Credit National,
 7.00% due 11/14/05                  150,000     143,392
EOP Operating LP,
 6.50% due 01/15/04                   95,000      89,305
Ford Motor Credit Corp.,
 6.70% due 07/16/04                  115,000     110,598
General Electric Capital Corp.,
 7.25% due 05/03/04                   35,000      34,827
Heller Financial, Inc.,
 7.375% due 11/01/09, 144A           115,000     108,281

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Principal        Value
                                      ---------        -----

Financial Services - cont'd.
KFW International Finance, Inc.,
 7.125% due 02/15/05                  $200,000      $198,590
Sun Canada Financial Co.,
 7.25% due 12/15/15, 144A              200,000       196,018
Tembec Finance Corp.,
 9.875% due 10/31/05                     5,000         5,050
                                                ------------
                                                   1,640,908
Food & Beverages - 0.77%
Chiquita Brands International, Inc.,
 10.0%, due 06/15/09                     5,000         3,975
Del Monte Foods Co.,
 Step-up, due 12/15/07                  16,000        11,680
Joseph E. Seagram & Sons, Inc.,
 7.50% due 12/15/18                     65,000        59,760
                                                ------------
                                                      75,415
Industrials - 4.05%
Domtar, Inc.,
 9.50% due 08/01/16                     10,000        10,327
Duane Reade, Inc.,
 9.25% due 02/15/08                      5,000         4,675
EchoStar DBS Corp.,
 9.375% due 02/01/09                    10,000         9,600
Frontiervision Holding, L.P.,
 Step-up, due 09/15/07                   5,000         4,413
Grove Worldwide LLC,
 9.25% due 05/01/08                     15,000         6,450
Iridium Operations LLC,
 11.25% due 07/15/05                    25,000           500
K & F Industries, Inc.,
 9.25% due 10/15/07                     10,000         9,250
KN Energy, Inc.,
 6.65% due 03/01/05                    100,000        93,918
LDM Technologies, Inc.,
 10.75% due 01/15/07                    20,000        14,950
Pioneer Americas Acquisition Corp.,
 9.25% due 06/15/07                      5,000         4,150
Psinet, Inc.,
 11.50% due 11/01/08                     5,000         4,500
Psinet, Inc.,
 10.00% due 02/15/05                     5,000         4,400
Raytheon Company,
 6.75% due 08/15/07                     40,000        36,796
Royster Clark, Inc.,
 10.25% due 04/01/09, 144A              10,000         8,150
SCL Aereo Santiago,
 6.95% due 07/01/12, 144A              100,000        91,157
Standard Pacific Corp.,
 8.50% due 06/15/07                      5,000         4,400
Sullivan Graphics, Inc.,
 12.75% due 08/01/05                    20,000        20,300
YPF SA
 8.00% due 02/15/04                     70,000        67,697
                                                ------------
                                                     395,633

                                    Principal        Value
                                    ---------        -----

Insurance - 3.28%
Florida Windstorm Underwriting,
 7.125% due 02/25/19, 144A          $180,000  $    168,811
Ohio National Life Insurance Co.,
 8.50% due 05/15/26, 144A            150,000       152,256
                                              ------------
                                                   321,067
Leisure Time - 0.25%
Bell Sports, Inc.,
 11.00% due 08/15/08                  10,000         9,825
Station Casinos, Inc.,
 8.875% due 12/01/08, 144A            15,000        14,400
                                              ------------
                                                    24,225
Retail Trade - 0.05%
Mattress Discounters Corp., Units,
 12.625% due 07/15/07, 144A            5,000         4,550
                                              ------------
Steel - 0.14%
AK Steel Corp.,
 7.875% due 02/15/09                  15,000        13,650
                                              ------------

Telecommunication Services - 3.98%
Allbritton Communications Co.,
 8.875% due 02/01/08                  10,000         8,925
American Media Operations, Inc.,
 10.25% due 05/01/09                   5,000         4,775
Benedek Communications Corp.,
 Step-up due 05/15/06*                 5,000         4,513
BTI Telecommunications Corp.,
 10.50% due 09/15/07                   5,000         3,937
Century Communications,
 Step-up, due 01/15/08 *              35,000        14,525
Charter Communications Holdings,
 8.625% due 04/01/09                  15,000        13,088
Concentric Network Corp.,
 12.75% due 12/15/07                  10,000        10,700
Exodus Communications, Inc.,
 11.25% due 07/01/08                   5,000         5,063
GST Telecommunications, Inc.,
 12.75% 11/15/07                      20,000        12,000
Hyperion Telecommunications, Inc.,
 13.0% due 04/15/03*                  10,000         9,300
Intermedia Communications, Inc.,
 8.875% due 11/01/07                  10,000         9,250
Intermedia Communications, Inc.,
 8.60% due 06/01/08                   10,000         9,125
KMC Telecom. Holdings, Inc.,
 Step-up due 02/15/08*                50,000        24,563
Nextlink Communications, Inc.,
 Step-up due 04/15/08 *               30,000        18,300
NTL Communications Corp.,
 Step-up due 10/01/08*                20,000        13,100
Satelites Mexicanos SA,
 10.125% due 11/01/04                 10,000         7,500

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                   Principal        Value
                                                   ---------        -----

Telecommunication Services - cont'd.
Telecommunications Techniques Co., LLC, 9.75% due
 05/15/08                                           $15,000       $13,650
Tele-Communications, Inc.,
 9.25% due 04/15/02                                 200,000       206,988
                                                             ------------
                                                                  389,302
Telephone - 0.91%
Nextel Communications, Inc.,
 Step up to 9.75% due 10/31/07                       20,000        14,300
U.S. West Capital Funding, Inc.,
 6.25% due 07/15/05                                  80,000        74,875
                                                             ------------
                                                                   89,175
Transportation - 0.32%
Southern Railway Company,
 8.75% due 10/15/03                                  30,000        30,843
                                                             ------------

Utilities - 0.24%
GCI, Inc.,
 9.75% due 08/01/07                                  25,000        23,500
                                                             ------------
TOTAL CORPORATE BONDS
 (Cost $5,454,108)                                              5,127,301
                                                             ------------
U.S. TREASURY OBLIGATIONS - 17.58%
U.S. Treasury Bonds - 17.58%
7.50% due 11/15/16                                  460,000       515,273
12.00% due 08/15/13                                 900,000     1,202,769
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,786,837)                                              1,718,042
                                                             ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.32%
Federal Home Loan Mortgage Corp. - 9.24%
6.00% due 11/01/13 - 09/25/22                       728,798       666,131
6.50% due 06/15/23                                  100,000        93,593
6.625% due 09/15/09                                 150,000       142,992
                                                             ------------
                                                                  902,716
Federal National Mortgage Association - 9.24%
5.50% due 08/01/28                                  346,002       304,482
6.18% due 07/01/08                                   19,621        18,037
6.27% due 11/01/07                                   53,825        50,020
6.295% due 06/01/08                                  19,620        18,173
6.30% due 01/01/08                                   19,531        18,170
6.305% due 02/01/08                                 195,355       183,649
6.34% due 01/01/08                                   19,295        18,009
6.39% due 01/01/06                                   19,106        18,019
6.43% due 01/01/08                                   19,529        18,303
6.625% due 09/15/09                                 210,000       200,321
6.981% due 06/01/07                                  18,706        17,986
7.04% due 03/01/07                                   19,438        18,823
7.28% due 10/01/06                                   19,393        18,997
                                                             ------------
                                                                  902,989
Government National Mortgage Association - 4.84%
7.00% due 06/15/23 - 10/15/23                       490,521       473,966
                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $2,381,941)                                              2,279,671

                                                  Principal        Value
                                                  ---------        -----

MUNICIPAL SECURITIES - 1.66%
Other Municipal Securities - 1.66%
Phoenix, AZ, Civic Improvement Corp.,
 6.30% due 07/01/08                               $125,000      $115,580
Southern California Public Power Authority,
 6.93% due 05/15/17                                 50,000        46,640
                                                            ------------
TOTAL FIXED INCOME - OTHER
 (Cost $180,855)                                                 162,220
                                                            ------------
FIXED INCOME--OTHER - 4.45%

Other Asset Backed Securities - 4.45%
Aesop Funding II LLC,
 6.40% due 10/20/03, 144A                          100,000        97,768
Continental Airlines,
 6.90% due 01/02/18                                 95,154        86,829
Continental Airlines pass-through,
 6.648% due 09/15/17                                67,342        60,167
First Union Lehman Bros., Series 1997, Class A2,
 6.60% due 05/18/07                                200,000       190,427
                                                            ------------
TOTAL FIXED INCOME - OTHER
 (Cost $464,871)                                                 435,191
                                                            ------------
                                                     Shares        Value
                                                     ------        -----
COMMON STOCKS - 0.00%
Telecommunication Services - 0.00%
Decisionone Corp.                                       23            $5
SF Holdings Group, Inc., 144A                            7             0
                                                            ------------
TOTAL COMMON STOCKS
 (Cost $10,089)                                                        5
                                                            ------------
PREFERRED STOCKS - 0.50%
Concentric Network, PIK 13.5%                            5        $5,112
Fairfield Mfg. Co., Inc., PIK 11.25%                    25        22,313
Primedia, Inc., 8.625%                                 145        12,506
SF Holdings Group, Inc.*, 13.75%                         2         9,050
                                                            ------------
TOTAL PREFERRED STOCKS
 (Cost $61,333)                                                   48,981
                                                            ------------

WARRANTS - 0.03%
Concentric Network Corp.*,
 Exp. 12/15/07, 144A                                     5        $2,351
KMC Telecom. Holdings, Inc.*,
 Exp. 04/15/08, 144A                                    50           153
Motient Corp.*,
 Exp. 04/01/2008                                         5           375
                                                            ------------
TOTAL WARRANTS
 (Cost $0)                                                        $2,879
                                                            ------------
TOTAL INVESTMENTS (Core Bond Fund)
 (Cost $10,340,034)                                           $9,774,290
                                                            ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Bond Fund

-------------------------------------------------------------------------------
                                                         Principal        Value
                                                         ---------        -----
LONG-TERM INVESTMENTS - 100.00%
Alabama - 1.82%
Alabama Housing Finance Authority Single Family
 Mortgage Revenue Collateralized Home Mortgage Program,
 Series B-2, 6.40%, 04/01/25                              $175,000     $176,747
                                                                   ------------
California - 10.37%
California Housing Finance Agency Revenue, Series H,
 6.15%, 08/01/16                                         1,000,000    1,004,380
                                                                   ------------
Illinois - 12.25%
Chicago, IL, General Obligation, Series B, VRON,
 01/01/14                                                  100,000      100,000
Illinois Health Facilities Authority Revenue (Hospital
 Association Project), 7.00%, 02/15/22                     200,000      210,860
Chicago, Illinois, Water Revenue,
 6.50%, 11/01/15                                           450,000      492,098
Chicago, Illinois, Skyway Toll Bridge, Revenue,
 5.375%, 01/01/16                                          400,000      384,208
                                                                   ------------
                                                                      1,187,166
Iowa - 1.64%
Iowa Finance Authority Hospital Facility Revenue
 Refunding (Trinity Regional Hospital Project), 7.00%,
 07/01/12                                                  150,000      158,663
                                                                   ------------
Kansas - 5.08%
Kansas State Turnpike Authority Revenue, 5.375%,
 09/01/10                                                  340,000      343,604
Wyandotte County, Kansas City, Kansas, Unified
 Government Utility System Revenue, 5.75%, 09/01/24        150,000      147,861
                                                                   ------------
                                                                        491,465
Louisiana - 4.51%
Louisiana Public Facilities Authority Hospital Revenue
 Refunding (Touro Infirmary Project), Series B,
 6.125%, 08/15/23                                          500,000      436,355
                                                                   ------------
Maine - 0.26%
Maine State Housing Authority Mortgage Purchase,
 Revenue Series A-4, 6.375%, 11/15/12                       25,000       25,200
                                                                   ------------
Missouri - 5.31%
Missouri State Health & Educational Facilities
 Authority Revenue, 6.25%, 02/15/11                        500,000      514,044
                                                                   ------------

                                                         Principal        Value
                                                         ---------        -----
Nevada - 5.61%
Nevada Housing Division, Single-Family Revenue Program,
 B-2, 6.95%, 10/01/26                                    $235,000      $240,579
Nevada Housing Division, Single-Family Revenue Program,
 Issue C, 6.35%, 10/01/12                                 300,000       302,652
                                                                   ------------
                                                                        543,231
New Jersey - 4.97%
New Jersey Economic Development Authority Water
 Facilities Revenue (New Jersey American Water Company,
 Incorporated Project), 6.875%, 11/01/34                  450,000       480,897
                                                                   ------------
New York - 16.22%
New York City Municipal Water Finance Authority
 Revenue, Series A, 5.50%, 06/15/23                       250,000       234,752
New York State Local Government Assistance Corporation,
 Series A, 6.00%, 04/01/16                                410,000       417,638
New York State Environmental Facilities Corporation
 Pollution Control Revenue Refunding (IBM Corporation
 Project), 7.125%, 07/01/12                               480,000       491,429
New York State Mortgage Agency Revenue, Series 40-A,
 6.35%, 04/01/21                                          420,000       426,779
                                                                   ------------
                                                                      1,570,598
Pennsylvania - 9.94%
Delaware Valley, Pennsylvania, Regional Finance
 Authority Series A, 5.50%, 08/01/28                      500,000       476,035
Philadelphia, Pennsylvania, Water & Wastewater Revenue,
 6.25%, 08/01/12                                          450,000       486,445
                                                                   ------------
                                                                        962,480
South Carolina - 5.15%
Greenville Hospital Systems Hospital Facilities
 Revenue, Series B, 5.70%, 05/01/12                       500,000       498,965
                                                                   ------------
Tennessee - 4.88%
Humphreys County, Tennessee, Industrial Development
 Board Solid Waste Disposal Revenue (Inland Container
 Corp. Project), 6.70%, 05/01/24                          450,000       472,689
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Principal        Value
                                                     ---------        -----
Texas - 6.07%
Texas State Veterans Housing Assistance,
 6.80%, 12/01/23                                       $65,000      $66,999
Port Arthur, Texas, Navigation District, Zero
 Coupon, 03/01/10                                      900,000      521,109
                                                               ------------
Wisconsin - 5.92%
Wisconsin Housing & Economic Development Authority
 Home Ownership Revenue, Series D, 6.10%, 07/01/24      85,000       85,450
Wisconsin State Health & Educational Facilities
 Authority Revenue, Mercy Hospital of Janesville,
 Incorporated, 6.60%, 08/15/22                         500,000      487,420
                                                               ------------
                                                                    572,870
TOTAL INVESTMENTS
 (Municipal Bond Fund)
 (Cost $9,762,628)                                               $9,683,858
                                                               ------------
---------------------------------------------------------------------------
U.S. Government Securities Fund
---------------------------------------------------------------------------
                                                     Principal        Value
                                                     ---------        -----
U.S. TREASURY OBLIGATIONS - 3.89%
U.S. Treasury Bonds - 3.89%
6.125% due 08/15/29                                 $1,250,000   $1,252,925
6.375% due 08/15/27                                    800,000      816,872
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $2,048,192)                                                2,069,797
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 89.28%
Federal Home Loan Banks - 2.53%
5.80% due 09/02/08                                   1,500,000    1,345,785
                                                               ------------
Federal Home Loan Mortgage Corporation - 23.57%
6.00% due 09/01/10 - 7/01/29                         4,230,152    3,851,719
6.625% due 09/15/09                                    700,000      667,296
7.00% due 10/01/12                                   5,378,824    5,252,745
7.00% due 04/15/21                                     792,392      779,761
8.00% due 06/01/08                                     119,861      119,561
8.25% due 07/01/06                                      94,787       95,099
8.50% due 05/01/08                                     120,431      121,105
9.50% due 08/01/20                                     442,711      461,527
10.0% due 03/01/16                                   1,096,132    1,163,215
11.75% due 08/01/13                                     31,132       33,860
                                                               ------------
                                                                 12,545,888
Federal National Mortgage Association - 56.94%
6.50% due 12/01/03 - 2/01/29                         7,775,050    7,289,156
6.527% due 05/25/30 REMIC                            2,750,000    2,568,940
6.689% due 12/28/28 REMIC                            1,973,147    1,874,588

                                                      Principal        Value
                                                      ---------        -----
Federal National Mortgage
 Association - cont'd.
6.783% due 01/17/03 REMIC                              $763,775     $761,483
7.00% TBA                                             1,000,000      956,560
7.00% due 05/01/24 - 2/01/29                         11,438,574   10,961,082
7.50% TBA                                             2,000,000    1,956,860
8.00% TBA                                               400,000      399,372
8.00% due 08/01/04                                       16,034       16,086
8.25% due 03/25/06 REMIC                                675,000      679,847
8.50% due 08/01/02                                       24,319       24,584
11.00% due 02/01/15                                         360          392
11.50% due 04/01/19                                     136,874      150,518
12.00% due 02/01/16 - 4/01/16                           901,982    1,004,263
12.50% due 07/01/15                                     776,437      866,364
13.00% TBA                                              552,882      624,409
14.50% due 11/01/14                                     150,051      172,511
                                                                ------------
                                                     31,334,485   30,307,015
Government National Mortgage
 Association - 6.24%
7.50% TBA                                               500,000      491,714
7.50% due 04/15/02 - 09/15/27                           754,044      744,362
7.75% due 04/15/04                                       36,610       36,705
8.00% due 11/15/06 - 02/15/08                            24,316       24,568
9.00% due 03/20/16 - 06/20/17                         1,100,198    1,132,810
10.25% due 03/15/01                                      10,593       10,855
11.00% due 11/20/14 - 09/20/15                            9,078        9,760
11.25% due 08/20/15 - 10/20/15                            3,765        4,015
11.50% due 08/20/00 - 09/20/15                          280,678      306,278
12.50% due 09/15/14                                      16,594       18,584
13.00% due 01/15/11 - 06/15/15                          232,355      261,408
13.25% due 07/15/14                                      38,802       43,300
13.50% due 11/15/12 - 02/15/13                           33,630       38,122
15.00% due 07/15/11 - 09/15/12                           47,909       56,511
15.50% due 08/15/11 - 09/15/11                          117,817      133,305
16.00% due 11/15/11                                       9,264       10,817
                                                                ------------
                                                                   3,323,114
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $49,777,767)                                              $47,521,802
                                                                ------------
REPURCHASE AGREEMENTS - 6.83%
Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/28/00 at 4.75%, to be repurchased at
 $3,637,675 on 05/01/00, collateralized by
 $3,660,000 U.S. Treasury Notes, 6.25% due 10/31/01
 (valued at $3,749,099, including interest) (Cost
 $3,636,000)                                         $3,636,000   $3,636,000
                                                                ------------
TOTAL INVESTMENTS (U.S. Government Securities Fund)
 (Cost $55,461,959)                                              $53,227,599
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2000 (unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Money Market Fund

--------------------------------------------------------------------
                                              Principal        Value
                                              ---------        -----

COMMERCIAL PAPER - 67.91%
Albertson's, Inc.,
 5.95% due 05/01/00                            $277,000     $277,000
AON Corp.,
 6.08% due 05/15/00                             794,000      792,123
BancOne Corp.,
 6.07% due 05/22/00                             775,000      772,256
Baxter International, Inc.,
 6.10% due 05/22/00                             800,000      797,154
Bell Atlantic Financial Services,
 6.00% due 05/05/00                             140,000      139,907
Cardinal Health, Inc.,
 6.02% due 05/08/00                             831,000      830,027
Ciesco L.P.,
 6.10% due 06/19/00                             260,000      257,841
Coca Cola Co.,
 6.05% due 06/07/00                             421,000      418,382
Colgate Palmolive Co.,
 6.00% due 05/17/00                             800,000      797,867
Cooper Industries, Inc.,
 6.10% due 05/01/00                             604,000      604,000
Countrywide Home Loans, Inc.,
 6.06% due 05/25/00                             266,000      264,926
CVS Corp.,
 6.05% due 05/03/00                             800,000      799,731
Dover Corporation,
 6.10% due 05/31/00                             394,000      391,997
E.I. Du Pont De Nemours & Co.,
 6.01% due 05/04/00                             800,000      799,599
Eastman Kodak Company,
 6.18% due 07/14/00                             379,000      374,185
GTE Corp.,
 6.07% due 05/10/00                             800,000      798,786
Kellogg Company,
 6.01% due 05/12/00                             800,000      798,531
Marsh & McClennan, Inc.,
 6.02% due 05/03/99                             840,000      839,719
Merrill Lynch & Co., Inc.,
 6.07% due 06/01/00                             378,000      376,024
PPG Industries, Inc.,
 6.01% due 05/16/00                             700,000      698,247
Snap On Tools Corp.,
 6.00% due 05/02/00                             800,000      799,867
Wal Mart Stores, Inc.,
 5.99% due 05/19/00                             840,000      837,484
                                                        ------------
TOTAL COMMERCIAL PAPER                                   $13,465,653
                                                        ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.09%
Student Loan Marketing Association - 7.56%
6.222% due 02/21/01                          $1,500,000   $1,500,000

                                                 Principal        Value
                                                 ---------        -----

Federal Home Loan
 Banks - 10.09%
6.182% disc note due 06/09/00                   $2,000,000   $2,000,000
Federal National Mortgage Association - 14.44%
5.95% disc note due 05/30/00                     2,877,000    2,863,210
                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                     $6,363,210
                                                           ------------
TOTAL INVESTMENTS
 (Money Market Fund)                                        $19,828,863
                                                           ------------

Key to Currency Abbreviations

AUD-Australian Dollar
CAD-Canadian Dollar
EUR-European Currency Unit
GBP-British Pound
GRD-Greek Drachma
HKD-Hong Kong Dollar
JPY-Japanese Yen
NOK-Norwegian Krone
PLN-Polish Zloty
SEK-Swedish Krona

Key to Security Abbreviations and Legend

FRB Floating Rate Bond. The interest rates shown on FRBs are the current interest rates at October 31, 1999, which are subject to change based on the terms of the security.
REMIC Real Estate Mortgage Investment Conduit
TBA  To Be Announced
1    Non-Income producing, issuer is in default of interest payments
2 Non-Income producing, issuer is in bankruptcy and is in default of interest payments
/\   Collateral for forward commitments
*    Non-Income producing
**   Purchased on a forward commitment (Note 2)

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. North American Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of April 30, 2000, the Fund offered the following fifteen portfolios: the International Small Cap Fund ("International Small Cap"), the International Equity Fund, (formerly the International Growth & Income Fund) ("International Equity"), the Global Equity Fund ("Global Equity"), the Small Cap Growth Fund (formerly the Emerging Growth Fund) ("Small Cap Growth"), the Mid Cap Growth Fund (formerly the Small/Mid Cap Fund) ("Mid Cap Growth"), the Large Cap Growth Fund (formerly the Growth Equity Fund) ("Large Cap Growth"), the Tax-Sensitive Equity Fund ("Tax-Sensitive Equity"), the Growth & Income Fund ("Growth & Income"), the Equity-Income Fund ("Equity-Income"), the Balanced Fund ("Balanced"), the Strategic Income Fund ("Strategic Income"), the Core Bond Fund (formerly the Investment Quality Bond Fund) ("Core Bond"), the Municipal Bond Fund, (formerly the Municipal Bond Fund) ("Municipal Bond"), the U.S. Government Securities Fund ("U.S. Government Securities") and the Money Market Fund ("Money Market"). All of the portfolios are diversified management investment companies except for Small Cap Growth, which is a non-diversified management investment company.

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge up to 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio are allocated on a pro-rata basis to each class based on their relative net assets.

Effective March 10, 2000 CypressTree Investments, Inc. ("CypressTree") sold substantially all of its assets including all of the stock of CypressTree Asset Management Corporation, Inc. ("CAM"), the Trust's investment adviser, and all of the stock of CypressTree Funds Distributors, Inc. ("CFD"), the Trust's distributor, to American General Corporation ("American General"). The acquisition by American General of CypressTree's assets (herein "the Acquisition") took place pursuant to a Purchase Agreement dated February 25, 2000.

The closing of the Acquisition on March 10, 2000 (the "Closing") constituted an assignment of the investment advisory agreement between CAM and the Trust with respect to the Funds, and of the distribution agreement between CFD and the Trust. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), these assignments operated to terminate automatically each of the investment advisory and distribution agreements.

American General Asset Management Corp.("AGAM") serves as investment adviser and principal underwriter for the Fund, effective March 10, 2000, pursuant to approval by the Fund's Board of Trustees and the Fund's shareholders at a special shareholder meeting scheduled to take place in June 2000. Previously, those services were provided by CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree"). American General Fund Distributor ("AGFD") serves as distributor for the Fund. Previously, this service was provided by CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree.

Effective March 10, 2000, Founders Asset Management LLC became sub-adviser to Global Equity, INVESCO Funds Group Inc. became sub-adviser to Mid Cap Growth and Balanced, Wellington Management Co. LLP became sub-adviser to both Tax-Sensitive Equity and Equity-Income, and American General Investment Management L.P. ("AGIM") became sub-adviser to Strategic Income, Core Bond, Municipal Bond, U.S. Government Securities and Money Market Funds.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

Note 2 - continued

Security Valuation. Securities held by Money Market and money market instruments with remaining maturities of 60 days or less held by the other portfolios are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price.

Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the New York Stock Exchange, Inc. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios with the exception of U.S. Government Securities, Municipal Bond and Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured.

Options Contracts. The Fund may use option contracts to hedge against changes in the value of securities the Fund owns or expects to purchase. The Fund may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Forward Commitments. The Fund may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At April 30, 2000, the forward commitments were $991,667 in Strategic Income Fund and $3,858,737 in U.S. Government Securities Fund.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

Note 2 - continued

Mortgage Dollar Rolls. Each of the Funds except the Money Market Fund may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures Contracts. The Fund may enter into futures contacts. Upon entering into a futures contract, the portfolio is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the portfolio, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain/(loss) in the Statement of Operations.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral provided is invested in the State Street Bank and Trust Company Navigator Securities Lending Trust. The related income is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At April 30, 2000, the value of the securities loaned amounted to $2,991,224, $3,489,224, $10,640,568, $4,459,614, $9,406,919, $4,254,594,
$7,006, and $1,310,552 in International Equity, Global Equity, Mid Cap Growth, Large Cap Growth, Growth & Income, Equity-Income, Strategic Income and Core Bond, respectively. At April 30, 2000, the value of collateral amounted to $3,161,281, $3,642,166, $10,194,186, $4,271,340, $9,571,700, $4,347,700,
$7,350, and $1,334,575 in International Equity, Global Equity, Mid Cap Growth, Large Cap Growth, Growth & Income, Equity-Income, Strategic Income and Core Bond, respectively.

Organization Costs. Costs incurred by each portfolio in connection with its organization are being amortized on a straight line basis over a five year period.

Federal Income Taxes. The Fund's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Strategic Income, Investment Quality Bond, Municipal Bond, U.S. Government Securities and Money Market, semi-annually to shareholders of International Equity and Growth & Income, and annually to shareholders of International Small Cap, Global Equity, Emerging Growth, Small/Mid Cap, Growth Equity, Tax-Sensitive Equity, Equity-Income and Balanced. During any particular year, net realized gains from investment,

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

Note 2 - continued

futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

Capital Loss Carryforwards. At April 30, 2000, capital loss carryforwards available to offset future recognized gains were approximately:

                                  Capital Loss Carryforwards
                                        Expiration Year
                      ---------------------------------------------------
Portfolio               2002      2003    2004  2005     2006     2007
--------------------  -------- ---------- ---- ------- -------- ---------
Tax-Sensitive Equity         -          -    -       - $754,731  $991,007
Strategic Income                                                3,866,240
Core Bond             $329,026          -    -       -        -   186,540
Municipal Bond               -          -    - $24,157        -    75,958
U. S. Government
 Securities                  - $1,062,756    -       -        -   594,779
Money Market                 -          -    -   1,130    1,156         -

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, U.S. Government Securities may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, U.S. Government Securities may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


3. CAPITAL SHARES. Share activity for the period ended April 30, 2000, is as follows:

                                  Class A                  Class B                   Class C
                          ------------------------ ------------------------ -------------------------
                            Shares      Capital      Shares      Capital      Shares       Capital
                          ---------- ------------- ---------- ------------- ----------- -------------
International Small Cap
Sold....................     288,469    $8,351,308    182,830    $4,911,385     266,214    $7,547,888
Reinvestment of
 distributions..........      28,290       633,967     75,977     1,645,098      61,876     1,343,395
                          ---------- ------------- ---------- ------------- ----------- -------------
Redeemed................   (176,394)   (5,454,671)   (76,342)   (2,005,555)    (95,421)   (2,539,250)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...     140,365    $3,530,604    182,465    $4,550,928     232,669    $6,352,033
International Equity
(formerly International
Growth and Income)
Sold....................     279,770    $3,322,321    109,617    $1,315,663     125,019    $1,477,555
Reinvestment of
 distributions..........      27,241       318,992     85,506       992,721      40,654       471,996
Redeemed................   (234,670)   (2,816,656)  (198,682)   (2,386,228)   (156,280)   (1,864,149)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      72,341      $824,657    (3,559)     ($77,844)       9,393       $85,402
                          ---------- ------------- ---------- ------------- ----------- -------------
Global Equity
Sold....................      45,598      $606,515     32,500      $445,510     824,334   $11,111,798
Reinvestment of
 distributions..........     102,952     1,452,660    223,716     3,087,256     391,118     5,420,853
Redeemed................   (261,222)   (3,835,003)  (475,839)   (6,546,591) (1,718,550)  (23,599,828)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...   (112,672)  ($1,775,828)  (219,623)  ($3,013,825)   (503,098)  ($7,067,177)
                          ---------- ------------- ---------- ------------- ----------- -------------
Small Cap Growth
 (formerly Emerging
 Growth)
Sold....................      50,534      $982,834     92,664    $1,796,845     116,756    $2,170,854
Reinvestment of
 distributions..........         101         1,650        328         5,418         329         5,265
Redeemed................     (7,195)     (132,092)   (21,196)     (370,413)    (18,787)     (336,147)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      43,440      $852,392     71,796    $1,431,850      98,298    $1,839,972
                          ---------- ------------- ---------- ------------- ----------- -------------
Mid Cap Growth (formerly
 Small/Mid Cap)
Sold....................      76,304    $1,585,328    177,147    $3,596,514     339,495    $6,833,806
Reinvestment of
 distributions..........      49,651       952,338    157,438     2,915,850     158,928     2,949,752
Redeemed................    (62,119)   (1,324,994)  (127,008)   (2,496,065)   (367,420)   (7,431,367)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      63,836    $1,212,672    207,577    $4,016,299     131,003    $2,352,191
                          ---------- ------------- ---------- ------------- ----------- -------------
Large Cap Growth
 (formerly Growth
 Equity)
Sold....................      67,181    $1,549,881    301,064    $6,842,942     410,201    $9,297,592
Reinvestment of
 distributions..........      33,301       727,304    104,924     2,232,012     115,285     2,448,779
Redeemed................    (61,436)   (1,453,065)  (131,932)   (2,983,935)   (207,463)   (4,653,541)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      39,046      $824,120    274,056    $6,091,019     318,023    $7,092,830
                          ---------- ------------- ---------- ------------- ----------- -------------
Tax-Sensitive Equity
Sold....................       3,506       $34,430      8,533       $81,620      11,487      $110,263
Redeemed................   (136,555)   (1,337,155)  (156,324)   (1,488,697)   (140,399)   (1,363,340)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...   (133,049)  ($1,302,725)  (147,791)  ($1,407,077)   (128,912)  ($1,253,077)
                          ---------- ------------- ---------- ------------- ----------- -------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


Note 3 - continued

                                    Class A                    Class B                     Class C
                          --------------------------- -------------------------- ---------------------------
                             Shares        Capital       Shares       Capital       Shares        Capital
                          ------------- ------------- ------------ ------------- ------------- -------------
Growth & Income
Sold....................        188,595    $5,224,120      442,622   $11,994,765       758,587   $20,748,971
Reinvestment of
 distributions..........        105,674     2,883,868      315,661     8,440,815       449,631    12,077,270
Redeemed................      (248,498)   (6,926,256)    (729,262)  (19,627,803)   (1,128,406)  (30,560,162)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...         45,771    $1,181,732       29,021      $807,777        79,812    $2,266,079
                          ------------- ------------- ------------ ------------- ------------- -------------
Equity-Income
Sold....................        100,423    $1,390,713       51,453      $671,597       118,231    $1,553,537
Reinvestment of
 distributions..........        229,615     2,755,542      469,845     5,591,448     1,078,510    12,931,382
Redeemed................      (395,534)   (4,846,217)    (827,951)  (10,242,703)   (1,771,543)  (21,985,712)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...       (65,496)    ($699,962)    (306,653)  ($3,979,658)     (574,802)  ($7,500,793)
                          ------------- ------------- ------------ ------------- ------------- -------------
Balanced
Sold....................         26,147      $240,813       42,093      $386,157        63,443      $603,986
Reinvestment of
 distributions..........         97,337       845,859      207,915     1,802,703       786,438     6,928,598
Redeemed................      (163,477)   (1,499,136)    (510,514)   (4,655,094)   (1,370,463)  (12,675,119)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...       (39,993)    ($412,464)    (260,506)  ($2,466,234)     (520,582)  ($5,142,535)
                          ------------- ------------- ------------ ------------- ------------- -------------
Strategic Income
Sold....................         51,807      $430,639       84,540      $712,333        71,609      $601,159
Reinvestment of
 distributions..........         24,993       209,805       54,089       454,192        54,616       458,697
Redeemed................      (298,204)   (2,507,517)    (588,239)   (4,949,983)     (653,910)   (5,506,182)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...      (221,404)  ($1,867,073)    (449,610)  ($3,783,458)     (527,685)  ($4,446,326)
                          ------------- ------------- ------------ ------------- ------------- -------------
Core Bond (formerly
Investment Quality Bond)
Sold....................         43,080      $423,804       29,037      $282,707        37,246      $364,270
Reinvestment of
 distributions..........          7,119        69,296        8,978        87,373         9,498        92,429
Redeemed................      (105,120)   (1,025,096)    (100,463)     (979,577)     (170,563)   (1,663,723)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...       (54,921)    ($531,996)     (62,448)    ($609,497)     (123,819)  ($1,207,024)
                          ------------- ------------- ------------ ------------- ------------- -------------
Municipal Bond (formerly
National Municipal Bond)
Sold....................         19,200      $182,525        3,362       $31,711           453        $4,176
Reinvestment of
 distributions..........          5,351        50,279        4,540        42,660         4,172        39,209
Redeemed................       (96,768)     (919,408)     (91,562)     (860,886)     (118,974)   (1,119,795)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...       (72,217)    ($686,604)     (83,660)    ($786,515)     (114,349)  ($1,076,410)
                          ------------- ------------- ------------ ------------- ------------- -------------
U.S. Government
 Securities
Sold....................         50,577      $474,301      136,290    $1,285,041     1,369,724   $12,868,508
Reinvestment of
 distributions..........         70,557       663,162       22,589       212,437        24,379       229,237
Redeemed................      (537,076)   (5,044,126)    (376,049)   (3,536,930)   (1,569,340)  (14,750,865)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...      (415,942)  ($3,906,593)    (217,170)  ($2,039,452)     (175,237)  ($1,653,120)
                          ------------- ------------- ------------ ------------- ------------- -------------
Money Market
Sold....................     15,657,903   $15,657,904    5,343,293    $5,343,292    18,481,987   $18,481,987
Reinvestment of
 distributions..........        104,038       104,037       79,461        79,462       154,866       154,866
Redeemed................   (11,442,301)  (11,422,301)  (7,130,509)   (7,130,508)  (20,558,807)  (20,558,808)
                          ------------- ------------- ------------ ------------- ------------- -------------
 Net
  increase/(decrease)...      4,319,640    $4,339,640  (1,707,755)  ($1,707,754)   (1,921,954)  ($1,921,955)
                          ------------- ------------- ------------ ------------- ------------- -------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


Note 3 - continued

Share activity for the year ended October 31, 1999, was as follows:

                                  Class A                  Class B                   Class C
                          ------------------------ ------------------------ -------------------------
                            Shares      Capital      Shares      Capital      Shares       Capital
                          ---------- ------------- ---------- ------------- ----------- -------------
International Small Cap
Sold....................      38,317      $585,923    158,290    $2,313,605      99,606    $1,479,559
Reinvestment of
 distributions..........
Redeemed................   (114,707)   (1,649,155)  (177,019)   (2,565,436)   (158,567)   (2,352,841)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...    (76,390)  ($1,063,232)   (18,729)    ($251,831)    (58,961)    ($873,282)
                          ---------- ------------- ---------- ------------- ----------- -------------
International Equity
(formerly International
Growth & Income)
Sold....................     199,128    $2,104,258    276,576    $2,901,231     218,156    $2,308,683
Reinvestment of
 distributions..........      44,088       424,134    131,412     1,264,722      73,392       706,029
Redeemed................   (272,419)   (2,839,795)  (490,983)   (5,115,710)   (263,329)   (2,792,273)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...    (29,203)    ($311,403)   (82,995)    ($949,757)      28,219      $222,439
                          ---------- ------------- ---------- ------------- ----------- -------------
Global Equity
Sold....................     446,573    $7,442,815    280,820    $4,734,000     526,057    $8,521,394
Reinvestment of
 distributions..........     152,180     2,323,793    136,778     2,076,461     262,341     3,998,091
Redeemed................   (605,332)  (10,137,623)  (525,613)   (8,376,635) (1,026,358)  (16,728,703)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...     (6,579)    ($371,015)  (108,015)  ($1,566,174)   (237,960)  ($4,209,218)
                          ---------- ------------- ---------- ------------- ----------- -------------
Small Cap Growth
(formerly Emerging
Growth)
Sold....................      22,245      $229,241     30,970      $308,715      27,355      $289,054
Reinvestment of
 distributions..........
Redeemed................     (5,767)      (60,513)    (1,200)      (10,251)       (438)       (3,923)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      16,478      $168,728     29,770      $298,464      26,917      $285,131
                          ---------- ------------- ---------- ------------- ----------- -------------
Mid Cap Growth (formerly
Small/Mid Cap)
Sold....................     183,881    $2,977,455    366,794    $5,878,496     478,367    $7,674,000
Reinvestment of
 distributions..........       4,511        64,099     13,425       188,347      13,917       195,545
Redeemed................   (158,019)   (2,553,137)  (263,887)   (4,140,429)   (342,381)   (5,487,633)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      30,373      $488,417    116,332    $1,926,414     149,903    $2,381,912
                          ---------- ------------- ---------- ------------- ----------- -------------
Large Cap Growth
(formerly Growth Equity)
Sold....................     139,044    $2,458,526    264,945    $4,640,723     222,095    $3,924,774
Reinvestment of
 distributions..........      16,479       255,776     47,951       737,982      69,363     1,066,801
Redeemed................   (113,974)   (2,026,744)  (180,039)   (3,088,010)   (304,031)   (5,337,043)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...      41,549      $687,558    132,857    $2,290,695    (12,573)    ($345,468)
                          ---------- ------------- ---------- ------------- ----------- -------------
Tax-Sensitive Equity
Sold....................     505,569    $5,423,710    327,006    $3,440,453     373,346    $3,674,143
Redeemed................    (47,892)     (502,935)    (6,225)      (55,022)     (9,883)      (84,557)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...     457,677    $4,920,775    320,781    $3,385,431     363,463    $3,589,586
                          ---------- ------------- ---------- ------------- ----------- -------------
Growth & Income
Sold....................     875,486   $20,239,609    951,247   $22,019,893   1,138,031   $26,430,588
Reinvestment of
 distributions..........     127,179     2,612,268    202,572     4,138,748     348,181     7,145,010
Redeemed................   (804,113)  (18,494,847)  (538,445)  (12,243,375)   (925,887)  (21,379,820)
                          ---------- ------------- ---------- ------------- ----------- -------------
 Net
  increase/(decrease)...     198,552    $4,357,030    615,374   $13,915,266     560,325   $12,195,778
                          ---------- ------------- ---------- ------------- ----------- -------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


Note 3 - continued

                                    Class A                    Class B                    Class C
                          --------------------------- ------------------------- ---------------------------
                             Shares        Capital       Shares      Capital       Shares        Capital
                          ------------- ------------- ------------ ------------ ------------- -------------
Equity-Income
Sold....................        479,470    $8,464,050      386,814   $6,812,335       766,845   $13,528,867
Reinvestment of
 distributions..........        194,948     3,251,762      170,544    2,827,635       446,831     7,448,669
Redeemed................      (678,934)  (11,894,736)    (421,373)  (7,372,953)   (1,197,874)  (21,063,343)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...        (4,516)    ($178,924)      135,985   $2,267,017        15,802     ($85,807)
                          ------------- ------------- ------------ ------------ ------------- -------------
Balanced
Sold....................        233,949    $2,624,837      349,775   $3,884,232       310,079    $3,514,608
Reinvestment of
 distributions..........        222,869     2,300,076      274,666    2,832,512     1,113,960    11,629,960
Redeemed................      (177,968)   (1,997,969)    (335,330)  (3,806,142)   (1,193,333)  (13,589,791)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...        278,850    $2,926,944      289,111   $2,910,602       230,706    $1,554,777
                          ------------- ------------- ------------ ------------ ------------- -------------
Strategic Income
Sold....................        370,479    $3,594,336      691,131   $6,593,782     1,046,821   $10,134,342
Reinvestment of
 distributions..........         95,493       912,850      149,034    1,426,572       220,511     2,109,372
Redeemed................      (396,621)   (3,797,754)  (1,136,578) (10,809,182)     (887,028)   (8,446,963)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...         69,351      $709,432    (296,413) ($2,788,828)       380,304    $3,796,751
                          ------------- ------------- ------------ ------------ ------------- -------------
Core Bond (formerly
 Investment Quality
 Bond)
Sold....................        170,210    $1,802,178      117,621   $1,245,709       198,006    $2,105,448
Reinvestment of
 distributions..........         33,910       360,020       22,312      236,748        25,597       271,574
Redeemed................      (246,964)   (2,627,068)    (122,141)  (1,294,362)     (283,354)   (3,004,137)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...       (42,844)    ($464,870)       17,792     $188,095      (59,751)    ($627,115)
                          ------------- ------------- ------------ ------------ ------------- -------------
Municipal Bond (formerly
 National Municipal
 Bond)
Sold....................         65,843      $675,842       34,659     $354,757        85,884      $879,629
Reinvestment of
 distributions..........         13,963       142,649       13,125      134,060        15,971       163,141
Redeemed................      (139,834)   (1,426,114)    (179,502)  (1,839,689)     (124,211)   (1,268,991)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...       (60,028)    ($607,623)    (131,718) ($1,350,872)      (22,356)    ($226,221)
                          ------------- ------------- ------------ ------------ ------------- -------------
U.S. Government
 Securities
Sold....................        504,070    $5,044,310      940,887   $9,443,101       813,806    $8,150,377
Reinvestment of
 distributions..........        197,452     1,973,152       52,081      520,627        59,278       592,076
Redeemed................    (1,134,417)  (11,333,731)    (896,940)  (8,975,680)   (1,092,107)  (10,920,493)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...      (432,895)  ($4,316,269)       96,028     $988,048     (219,023)  ($2,178,040)
                          ------------- ------------- ------------ ------------ ------------- -------------
Money Market
Sold....................     19,804,375   $19,803,662   12,413,813  $12,413,585    17,413,158   $17,412,707
Reinvestment of
 distributions..........        411,135       411,135      142,434      142,434       341,140       341,141
Redeemed................   (20,976,437)  (20,976,438)  (9,968,556)  (9,968,557)  (17,056,318)  (17,056,319)
                          ------------- ------------- ------------ ------------ ------------- -------------
 Net
  increase/(decrease)...      (760,927)    ($761,641)    2,587,691   $2,587,462       697,980      $697,529
                          ------------- ------------- ------------ ------------ ------------- -------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market, for the period ended April 30, 2000:

                                   Purchases                      Sales
                          ---------------------------- ---------------------------
                                                                          Other
Portfolio                 U.S. Government Other Issues U.S. Government   Issues
------------------------  --------------- ------------ --------------- -----------
International Small Cap.                  $89,302,463                  $82,804,755
International Equity ...                    7,958,683                   10,885,825
Global Equity...........                   84,132,626                  105,544,607
Small Cap Growth........                    5,569,740                    1,903,150
Mid Cap Growth..........                   88,441,907                   86,995,478
Large Cap Growth........                   50,478,165                   44,596,748
Tax-Sensitive Equity....                      253,735                    4,131,477
Growth & Income.........                   29,588,152                   50,302,354
Equity-Income...........                   20,544,318                   55,370,035
Balanced................    $6,835,009     96,861,978    $32,630,045    86,684,050
Strategic Income........     5,270,709     12,935,748      5,973,861    27,274,443
Core Bond...............       201,835      1,706,895        565,590     3,184,364
Municipal Bond..........                    1,971,177                    4,424,513
U.S. Government
 Securities.............    33,316,930                    38,400,980

At April 30, 2000, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                       Tax Basis Net
                                         Unrealized    Tax Basis    Tax Basis
                            Tax Basis   Appreciation   Unrealized   Unrealized
Portfolio                     Cost     (Depreciation) Appreciation Depreciation
-------------------------- ----------- -------------- ------------ ------------
International Small Cap... $31,346,927  $(3,193,664)   $1,491,090  $(4,684,754)
International Equity .....  25,283,623     1,340,680    3,164,117   (1,823,437)
Global Equity.............  52,709,124   (2,352,627)    2,568,180   (4,920,807)
Small Cap Growth..........   5,682,932        64,309    1,052,285     (987,976)
Mid Cap Growth............  53,090,935   (5,527,942)    3,963,070   (9,491,012)
Large Cap Growth..........   5,884,879     (137,638)      850,338     (987,976)
Tax-Sensitive Equity......   3,938,850     1,300,978    1,407,731     (106,753)
Growth & Income........... 177,966,437   113,441,311  122,820,272   (9,378,961)
Equity-Income.............  66,248,173     1,986,260    6,204,490   (4,218,230)
Balanced..................  55,470,923     (181,809)       20,842     (202,651)
Strategic Income..........  42,135,603   (2,860,069)      425,827   (3,285,896)
Core Bond.................  10,401,978     (627,708)     (52,425)     (575,283)
Municipal Bond............   9,762,628      (78,770)      123,881     (202,651)
U.S. Government
 Securities...............  55,468,540   (2,240,940)       27,257   (2,268,197)

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------


5. INVESTMENT ADVISORY AGREEMENTS. For the period November 01, 1999 through March 10, 2000 the Fund maintained an Investment Advisory Agreement with CAM. Effective March 13, 2000 the Fund maintains an Investment Advisory Agreement with AGAM ("the Adviser"), pursuant to approval by the Fund's Board of Trustees and Fund shareholders scheduled to take place in June 2000. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                            Between      Between
                                          $50,000,000  $200,000,000
                                 First        and          and      Excess over
Portfolio                     $50,000,000 $200,000,000 $500,000,000 $500,000,000
---------                     ----------- ------------ ------------ ------------
International Small Cap......   1.050%       1.000%       .900%        .800%
International Equity.........    .900%        .850%       .800%        .750%
Global Equity................    .900%        .900%       .700%        .700%
Small Cap Growth.............    .950%        .950%       .950%        .950%
Mid Cap Growth...............    .925%        .900%       .875%        .850%
Large Cap Growth.............    .900%        .850%       .825%        .800%
Tax-Sensitive Equity.........    .850%        .800%       .775%        .700%
Growth & Income..............    .725%        .675%       .625%        .550%
Equity-Income................    .750%        .650%       .550%        .550%
Balanced.....................    .775%        .725%       .675%        .625%
Strategic Income.............    .750%        .700%       .650%        .600%
Core Bond....................    .600%        .600%       .525%        .475%
Municipal Bond...............    .600%        .600%       .600%        .600%
U.S. Government Securities...    .600%        .600%       .525%        .475%
Money Market.................    .200%        .200%       .200%        .145%

* Prior to May 12, 1999, the fees for Equity-Income were .800% on the first $50,000,000, .700% on the next $150,000,000, and .600% thereafter.

For the period ended April 30, 2000, AGAM paid aggregate subadvisory fees of $1,475,902. In addition, AGAM retained net investment advisory fees of $1,622,582 after payment of subadvisory fees, which were allocated among the portfolios as follows:

                             Fee     % of Net Assets   Fee    % of Net Assets
                           Paid to       Paid to     Retained   Retained by
Portfolio                 Subadviser   Subadviser    by AGAM      Adviser
---------                 ---------- --------------- -------- ---------------
International Small Cap.   $95,897        0.62%      $65,607       0.42%
International Equity....    65,013        0.50%       52,011       0.40%
Global Equity...........   171,437        0.49%      146,509       0.41%
Small Cap Growth........    10,573        0.55%        7,689       0.40%
Mid Cap Growth..........   137,791        0.53%      103,816       0.40%
Large Cap Growth........   131,123        0.50%      106,929       0.40%
Tax-Sensitive Equity....    15,643        0.45%       13,905       0.40%
Growth & Income.........   398,475        0.27%      597,593       0.40%
Equity-Income...........   158,313        0.36%      158,313       0.36%
Balanced................   118,390        0.37%      127,101       0.40%
Strategic Income........    79,406        0.35%       90,776       0.40%
Core Bond...............    12,750        0.23%       20,694       0.37%
Municipal Bond..........    13,835        0.25%       19,549       0.35%
U.S. Government
 Securities.............    60,054        0.23%      100,090       0.38%
Money Market............     7,202        0.08%       12,003       0.13%

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee, or, if necessary, reimburse each portfolio of the Fund for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

Note 5 - continued

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market, of a monthly distribution fee to the Adviser as principal underwriter for the Fund as highlighted in the table below:

 Portfolio                                              Class A Class B Class C
 ---------                                              ------- ------- -------
International Small Cap
 Management fees....................................... 1.050%   1.050%  1.050%
 Other expenses........................................ 0.650%   0.650%  0.650%
                                                        ------  ------- -------
 Expense limitation.................................... 1.700%   1.700%  1.700%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%
 On December 15,1999, the expense limitation was increased from
  1.550% to 1.70%
International Equity
 Management fees....................................... 0.900%   0.900%  0.900%
 Other expenses........................................ 0.650%   0.650%  0.650%
                                                        ------  ------- -------
 Expense limitation.................................... 1.550%   1.550%  1.550%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%
 On December 15,1999, the expense limitation was increased from
  1.400% to 1.550%
Global Equity
 Management fees....................................... 0.900%   0.900%  0.900%
 Other expenses........................................ 0.620%   0.620%  0.620%
                                                        ------  ------- -------
 Expense limitation.................................... 1.520%   1.520%  1.520%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%
 On December 15,1999, the expense limitation was increased from
  1.400% to 1.520%
Small Cap Growth (formerly Emerging Growth)
 Management fees....................................... 0.950%   0.950%  0.950%
 Other expenses........................................ 0.520%   0.520%  0.400%
                                                        ------  ------- -------
 Expense limitation.................................... 1.470%   1.470%  1.470%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%
 On December 15,1999, the expense limitation was increased from
  1.350% to 1.470%
Mid Cap Growth (formerly Small/Mid Cap)
 Management fees....................................... 0.925%   0.925%  0.925%
 Other expenses........................................ 0.500%   0.500%  0.500%
                                                        ------  ------- -------
 Expense limitation.................................... 1.430%   1.430%  1.430%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%
 On December 15,1999, the expense limitation was increased from
  1.325% to 1.43%
Large Cap Growth (formerly Growth Equity)
 Management fees....................................... 0.900%   0.900%  0.900%
 Other expenses........................................ 0.500%   0.500%  0.500%
                                                        ------  ------- -------
 Expense limitation.................................... 1.400%   1.400%  1.400%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%
 On December 15,1999, the expense limitation was increased from
  1.300% to 1.400%
Tax-Sensitive Equity
 Management fees....................................... 0.850%  0. 850% 0. 850%
 Other expenses........................................ 0.400%   0.400%  0.400%
                                                        ------  ------- -------
 Expense limitation.................................... 1.250%   1.250%  1.250%
                                                        ------  ------- -------
 Rule 12b-1 fees....................................... 0.350%   1.000%  1.000%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

Note 5 -- continued

 Portfolio                                              Class A Class B Class C
 ---------                                              ------- ------- -------
Growth & Income
 Management fees....................................... 0.725%  0.725%  0.725%
 Other expenses........................................ 0.385%  0.385%  0.385%
                                                        ------  ------  ------
 Expense limitation.................................... 1.110%  1.110%  1.110%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
 On December 15, 1999, the expense limitation was increased
  from 0.990% to 1.11%
Equity-Income
 Management fees....................................... 0.750%  0.750%  0.750%
 Other expenses........................................ 0.370%  0.370%  0.370%
                                                        ------  ------  ------
 Expense limitation.................................... 1.120%  1.120%  1.120%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
 On December 15, 1999, the expense limitation was increased
  from 1.020% to 1.120%
Balanced
 Management fees....................................... 0.775%  0.775%  0.775%
 Other expenses........................................ 0.385%  0.385%  0.385%
                                                        ------  ------  ------
 Expense limitation.................................... 1.160%  1.160%  1.160%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
 On December 15, 1999, the expense limitation was increased
  from 1.040% to 1.160%
Strategic Income
 Management fees....................................... 0.750%  0.750%  0.750%
 Other expenses........................................ 0.450%  0.450%  0.450%
                                                        ------  ------  ------
 Expense limitation.................................... 1.200%  1.200%  1.200%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
 On December 15, 1999, the expense limitation was increased
  from 1.150% to 1.200%
Core Bond (formerly Investment Quality Bond)
 Management fees....................................... 0.600%  0.600%  0.600%
 Other expenses........................................ 0.350%  0.350%  0.350%
                                                        ------  ------  ------
 Expense limitation.................................... 0.950%  0.950%  0.950%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
 On December 15, 1999, the expense limitation was increased
  from 0.900% to 0.950%
Municipal Bond (formerly National Municipal Bond)
 Management fees....................................... 0.600%  0.600%  0.600%
 Other expenses........................................ 0.250%  0.250%  0.250%
                                                        ------  ------  ------
 Expense limitation.................................... 0.850%  0.850%  0.850%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.150%  1.000%  1.000%
U.S. Government Securities
 Management fees....................................... 0.600%  0.600%  0.600%
 Other expenses........................................ 0.300%  0.300%  0.300%
                                                        ------  ------  ------
 Expense limitation.................................... 0.900%  0.900%  0.900%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
Money Market
 Management fees....................................... 0.200%  0.200%  0.200%
 Other expenses........................................ 0.500%  0.500%  0.500%
                                                        ------  ------  ------
 Expense limitation.................................... 0.700%  0.700%  0.700%
                                                        ------  ------  ------
On December 15, 1999, the expense limitation was increased from
 0.500% to 0.700%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

Note 5 - continued

In accordance with the Investment Advisory agreement, the Adviser, in addition to providing advisory services, provides accounting and administrative services for which AGAM charged $749,621 to the Fund, before reimbursement based on expense limitations, for the period ended April 30, 2000.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,000.

7. LINE OF CREDIT. The Fund has entered into an agreement with Fleet Bank that provides a $20,000,000 Line of Credit to the Fund which may be used for cash overdraft protection. The Fund pays a commitment fee of $20,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was not used during the period ended April 30, 2000.

8. COMMITMENTS. At April 30, 2000, International Small Cap and International Equity had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at April 30, 2000, were as follows:

FORWARD CONTRACTS

                           Contracts    In                        Net Unrealized
                              to     Exchange Settlement           Appreciation
                            Deliver    For       Date     Value   (Depreciation)
                           --------- -------- ---------- -------- --------------
International Small Cap
Sales
 Australian Dollars......    12,804    $7,522  5/01/00     $7,478        $44
 Australian Dollars......    59,190    34,686  5/02/00     34,567        119
 Canadian Dollars........     8,255     5,566  5/01/00      5,554         12
 Canadian Dollars........     7,239     4,900  5/02/00      4,888         12
 Euro....................    30,198    27,667  5/02/00     27,454        213
 Euro....................   105,565    96,149  5/03/00     95,969        180
 British Pounds..........    14,072    22,269  5/02/00     21,910        359
 British Pounds..........    32,356    51,073  5/03/00     50,376        697
 British Pounds..........    44,036    69,369  5/04/00     68,563        806
 British Pounds..........    61,959    97,313  5/05/00     96,467        846
 Hong Kong Dollars.......   519,971    66,757  5/02/00     66,755          2
 Norwegian Krone.........   124,931    14,165  5/02/00     13,946        219
 Norwegian Krone.........    52,436     5,852  5/03/00      5,853         (1)
 Swedish Krona...........   889,775   100,099  5/02/00     99,238        861
 Swedish Krona...........   258,565    28,938  5/03/00     28,838        100
                                     --------            --------     ------
                                     $632,325            $627,856     $4,469
                                     --------            --------     ------

                                                                         Net Unrealized
           Contracts                               Settlement             Appreciation
           to Deliver       In Exchange For           Date      Value    (Depreciation)
           ---------- ---------------------------- ---------- ---------- --------------
Purchases
              $45,058    769,598 Swiss Francs       5/02/00      $44,416       ($642)
              184,053    317,379 Swiss Francs       5/03/00      184,036         (17)
              184,634    202,061 Euro               5/02/00      183,694        (940)
              137,052    150,475 Euro               5/03/00      136,797        (255)
               68,409     43,229 British Pounds     5/02/00       67,305      (1,104)
               36,495     23,161 British Pounds     5/04/00       36,060        (435)
               20,495    159,637 Hong Kong Dollars  5/02/00       20,495          --
              367,852 39,060,747 Japanese Yen       5/01/00      361,623      (6,228)
               77,974  8,289,442 Japanese Yen       5/02/00       76,743      (1,231)
               82,065    422,876 Swedish Krona      5/02/00       81,293        (772)
              145,934  1,298,696 Swedish Krona      5/03/00      144,847      (1,087)
              165,616    282,251 Singapore Dollars  5/02/00      165,398        (219)
               42,619     72,623 Singapore Dollars  5/03/00       42,556         (63)
           ----------                                         ----------    --------
           $1,558,256                                         $1,545,263    ($12,993)
           ----------                                         ----------    --------
                                                                             ($8,524)
                                                                            --------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

Note 8 - continued

                                          In                           Net Unrealized
                           Contracts   Exchange  Settlement             Appreciation
                          to Deliver     For        Date      Value    (Depreciation)
                          ----------- ---------- ---------- ---------- --------------
International Equity
--------------------
Sales
 Euro...................      531,375   $509,217  6/12/00     $484,588    $24,628
 Japanese Yen...........  307,416,297  2,869,100  5/08/00    2,851,107     17,993
 Japanese Yen...........   46,500,000    451,785  6/19/00      434,549     17,236
 Japanese Yen...........   60,621,970    583,545  7/21/00      569,737     13,808
                                      ----------            ----------    -------
                                      $4,413,647            $4,339,981    $73,665
                                      ----------            ----------    -------

                                                                      Net Unrealized
           Contracts                             Settlement            Appreciation
           to Deliver      In Exchange For          Date      Value   (Depreciation)
           ---------- -------------------------- ---------- --------- --------------
Purchases
              $37,306      40,344 Euro            5/02/00      36,679       ($627)
               40,160      43,415 Euro            5/03/00      39,483        (677)
               10,882      11,755 Euro            5/15/00      10,700        (182)
              756,420     830,810 Euro            5/31/00     757,086         666
                7,000       7,519 Euro            6/12/00       6,857        (143)
              284,960     180,158 British Pounds  5/02/00     280,504      (4,456)
               50,975      32,325 British Pounds  5/04/00      50,330        (645)
               51,164   5,427,507 Japanese Yen    5/01/00      50,274        (890)
               60,448   6,329,000 Japanese Yen    5/02/00      58,635      (1,813)
            2,879,695 301,087,297 Japanese Yen    5/08/00   2,792,409     (87,286)
              449,580  46,500,000 Japanese Yen    6/19/00     434,549     (15,031)
           ----------                                       ---------   ---------
           $4,628,590                                       4,517,506   ($111,084)
           ----------                                       ---------   ---------
                                                                         ($37,419)
                                                                        ---------

FUTURES CONTRACTS

Futures Contracts outstanding at April 30, 2000, were as follows:

                                                                  Net Unrealized
                                    Aggregate Expiration  Total    Appreciation
                                      Cost       Date     Value   (Depreciation)
                                    --------- ---------- -------- --------------
International Equity
--------------------
  DAX Index (Short)................ $478,202   06/17/00  $508,710    $(30,508)
  TOPIX Index (Short)..............  145,165   06/09/00   153,451      (8,286)
  NIKKEI 300 Index (Short).........  115,539   06/08/00   118,835      (3,296)
                                    --------             --------    --------
                                    $738,906             $780,996    $(42,090)
                                    --------             --------    --------

9. SUBSEQUENT EVENTS. On June 1, 2000 the shareholders of the Funds approved the Investment Advisory Agreement between American General Asset Management Corporation and North American Funds as to each series of the Fund. The shareholders also voted to approve the Investment Subadvisory Agreement with American General Investment Management, L.P. for Strategic Income, Municipal Bond, Core Bond, U.S. Government Securities and Money Market.

On June 1, 2000 the shareholders of the Equity Income and Tax Sensitive Funds voted to approve the acquisition of all of the assets and liabilities (net) of the Equity Income and Tax Sensitive Funds by the Growth and Income Fund.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------


OTHER INFORMATION

Shareholder Votes (Unaudited)

The following matters were put to a vote of shareholders of the Portfolios shown:

Equity-Income Fund- On June 1, 2000 a special shareholder meeting was held at which the shareholders approved the acquisition of all of its assets and liabilities (net) by the Growth & Income Fund. At the meeting 2,929,849 votes were cast in favor of the proposal, 97,082 were against the proposal, and there were 240,117 abstentions with respect to the proposal.

Tax-Sensitive Fund- On June 1, 2000 a special shareholder meeting was held at which the shareholders approved the acquisition of all of its assets and liabilities (net) by the Growth & Income Fund. At the meeting 276,865 votes were cast in favor of the proposal, 11,170 were against the proposal, and there were 22,265 abstentions with respect to the proposal.

North American Funds- On June 1, 2000 a special shareholder meeting was held at which the shareholders approved the Investment Advisory Agreement between American General Asset Management Corporation and the North American Funds as to each series of the Fund. At the meeting votes were cast as follows:

                  In favor of proposal Against proposal Abstentions
                  -------------------- ---------------- -----------
International
 Small Cap......          802,173           43,839         33,671
International
 Equity.........        1,059,534            5,625         39,795
Global Equity...        2,522,896          156,898        139,153
Small Cap
 Growth.........          242,376           38,006         24,608
Mid Cap Growth..        1,449,582           95,053         73,275
Large Cap
 Growth.........        1,335,281           97,171         70,879
Tax-Sensitive
 Equity.........          207,993           10,274         13,871
Growth & Income.        5,342,207           36,690        138,805
Equity-Income...        2,455,059           48,613        123,434
Balanced........        3,170,764          191,770        213,897
Strategic
 Income.........        3,461,436           14,062        158,848
Core Bond.......          608,650            6,146         44,831
Municipal Bond..          722,486              414         28,120
U.S. Government
 Securities.....        3,751,948           22,773         89,883
Money Market....       12,707,641          489,715        469,301

North American Funds- On June 1, 2000 a special shareholder meeting was held at which the shareholders approved the Investment Subadvisory Agreement between American General Asset Management Corporation and American General Investment Management, L.P. with respect to Strategic Income, Municipal Bond, Core Bond, U.S. Government Securities and Money Market. At the meeting votes were cast as follows:

                 In favor of proposal Against proposal Abstentions
                 -------------------- ---------------- -----------
Strategic
 Income.........       3,450,364           23,630        160,351
Core Bond.......         614,031            5,824         39,765
Municipal Bond..         725,934              414         24,672
U.S. Government
 Securities.....       3,744,871           22,650         97,083
Money Market....      12,674,445          511,708        480,504

Trustees
Alice T. Kane, Chairperson
Joseph T. Grause, Jr.
Dr. Judith L. Craven
Dr. Timothy J. Ebner
Judge Gustavo E. Gonzales, Jr.
William F. Devin
Kenneth J. Lavery
Dr. John E. Maupin, Jr.
Ben H. Love

Officers
Alice T. Kane, President and Chairperson
Joseph T. Grause, Jr., Vice President
Thomas J. Brown, Vice President and Treasurer
John I. Fitzgerald, Vice President and Secretary
John N. Packs, Vice President and
  Assistant Treasurer

Distributor
American General Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

Adviser
American General Asset Management Corp.
286 Congress Street
Boston, MA 02110

Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

North American Funds Shareholder Services
286 Congress Street
Boston, MA 02210
800-872-8037

151NAF0400:90310